                                                              File Nos. 33-71052
                                                                        811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 16

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 54

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
          First Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            / / immediately upon filing pursuant to Paragraph (b) of Rule 485 /X/ on April 30, 2004 pursuant to Paragraph (b) of Rule 485
            / / 60 days after filing pursuant to Paragraph (a) (1) of Rule 485 / / on (date) pursuant to Paragraph (a) (1) of Rule 485
            / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2003 was filed on or before March 30, 2004.

           CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.         CAPTION IN PROSPECTUSES
-----------------         -----------------------
1                         Cover Page

2                         Special Terms

3 Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features Prospectus B: Summary of Fees and
                          Expenses; Summary of the Contract Features

4                         Condensed Financial Information; Performance
                          Information

5                         Prospectus A: Description of the Companies, the
                          Separate Account and the Underlying Investment
                          Companies
                          Prospectus B: Description of the Companies, the
                          Variable Accounts and the Underlying Investment
                          Companies

6                         Charges and Deductions

7                         Prospectus A:  The Variable Annuity Policies
                          Prospectus B:  Description of the Contract

8                         Prospectus A: The Variable Annuity Policies Prospectus
                          B: Electing the Form of Annuity and the Annuity Date;
                          Description of Variable Annuity Payout Options;
                          Annuity Benefit Payments

9                         Death Benefit

10                        Prospectus A: Purchase Payments; Computation of Policy
                          Values and Annuity Payments Prospectus B: Payments;
                          Computation of Values; Distribution

11                        Prospectus A: Surrender; Partial Redemption Prospectus
                          B: Surrender; Withdrawals; Charge for Surrender and
                          Withdrawal; Withdrawal Without Surrender Charge; Texas
                          Optional Retirement Program

12                        Federal Tax Considerations

13                        Legal Matters

14                        Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.         CAPTION IN STATEMENTS OF ADDITIONAL INFORMATION
-----------------         -----------------------------------------------
15                        Cover Page

16                        Table of Contents

17                        General Information and History

18                        Services

19                        Underwriters

20                        Underwriters

21                        Performance Information

22                        Annuity Benefit Payments

23                        Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PREEXISTING CONTRACTUAL PLANS AND PROGRAMS.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated April 30, 2004 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund

AIM V.I. Premier Equity Fund

INVESCO VIF-Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series


                                                    (CONTINUES TO THE NEXT PAGE)


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              DATED APRIL 30, 2004

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                                TABLE OF CONTENTS


SPECIAL TERMS                                                                           5
SUMMARY OF FEES AND EXPENSES                                                            6
SUMMARY OF THE POLICY FEATURES                                                          10
PERFORMANCE INFORMATION                                                                 12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING
 FUNDS                                                                                  13
INVESTMENT OBJECTIVES AND POLICIES                                                      14
WHAT IS AN ANNUITY?                                                                     19
CHARGES AND DEDUCTIONS                                                                  20
   SURRENDER CHARGE                                                                     20
   PREMIUM TAXES                                                                        22
   POLICY FEE                                                                           23
   CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER              23
   ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS                                       23
THE VARIABLE ANNUITY POLICIES                                                           25
   PURCHASE PAYMENTS                                                                    25
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                                        25
   RIGHT TO CANCEL ALL OTHER POLICIES                                                   26
   TELEPHONE TRANSACTION PRIVILEGE                                                      26
   TRANSFER PRIVILEGE                                                                   26
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS                        27
   SURRENDER                                                                            27
   PARTIAL REDEMPTION                                                                   28
   DEATH BENEFIT                                                                        28
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                               29
   ASSIGNMENT                                                                           29
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                                    29
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                                       30
   NORRIS DECISION                                                                      31
   COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS                            31
FEDERAL TAX CONSIDERATIONS                                                              34
   GENERAL                                                                              34
   QUALIFIED AND NON-QUALIFIED POLICIES                                                 35
   TAXATION OF THE POLICY                                                               35
   TAX WITHHOLDING                                                                      38
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                                    38
LOANS (QUALIFIED POLICIES ONLY)                                                         40
STATEMENTS AND REPORTS                                                                  40
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                                       40
VOTING RIGHTS                                                                           41
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                               41
DISTRIBUTION                                                                            42
LEGAL MATTERS                                                                           42
FURTHER INFORMATION                                                                     42
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT                                A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF) ALLMERICA              B-1
 FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY POLICY NO. A3018-94 FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA FINANCIAL LIFE                 C-1
 INSURANCE AND ANNUITY COMPANY)
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST ALLMERICA                          D-1
 FINANCIAL LIFE INSURANCE COMPANY)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                         3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE COMPANY                            4
SERVICES                                                                                4
UNDERWRITERS                                                                            5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                              6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                             7
EXCHANGE OFFER                                                                          7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER (AFLIAC ONLY)    13
PERFORMANCE INFORMATION                                                                 16
FINANCIAL STATEMENTS                                                                    F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM" and "INVESCO VIF"-formerly, INVESCO Variable Investment Funds, Inc.), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the AIT Core Equity Fund, AIT Money Market Fund, AIT Equity Index Fund or AIT Select Growth and Income Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                     TABLE I

                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                          MAXIMUM CHARGE
SURRENDER CHARGE(1):
  (as a percentage of payments withdrawn)                      8.0%

TRANSFER CHARGE(2):                                     $0 on the first 12
                                                       transfers in a Policy
                                                        year. Up to $25 for
                                                       subsequent transfers

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                         COMPLETE YEARS FROM DATE OF
                                   PAYMENT                        CHARGE
                                   -------                        ------
                                     0-2                            8%
                                      3                             7%
                                      4                             6%
                                      5                             5%
                                      6                             4%
                                      7                             3%
                                      8                             2%
                                      9                             1%
                                 Thereafter                         0%

(2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II

         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1)                                                                    $   30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                       1.25%
  Administrative Expense Charge:                                                           0.20%
                                                                                         ------
  Total Annual Expenses:                                                                   1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the Accumulated Value is:
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
   waiting period(2)                                                                       0.25%
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
   waiting period(2)                                                                       0.15%

 (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

 (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III

             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


    TOTAL ANNUAL FUND OPERATING EXPENSES              MINIMUM                      MAXIMUM
    ------------------------------------              -------                      -------
  Expenses that are                         Annual charge of 0.50%(1) of   Annual charge of 2.65% of
  deducted from Underlying                    average daily net assets     average daily net assets
  Fund assets, including management fees,
  distribution and/or service (12b-1) fees
  and other expenses.



(1) The AIT Equity Index Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of the Fund's average daily net assets. The 12b-1 Plan had been implemented for this fund at an initial annual rate of 0.15 percent of average daily net assets.

    Through December 31, 2004, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% of average daily net assets for the Equity Index Fund. The total operating expense of this Fund of the Trust was less than its respective expense limitation throughout 2003.

    The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time. This fund has entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 0.45% for the AIT Equity Index Fund.

The table above shows the minimum and maximum expenses of the Funds during 2003. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     --------------------------------------------------------------------------------------------
     Fund with the maximum total
     operating expenses                   $ 1,166         $ 1,973        $ 2,697         $  4,534


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     --------------------------------------------------------------------------------------------
     Fund with the maximum total
     operating expenses                    $  441         $ 1,332        $ 2,233         $  4,534


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     --------------------------------------------------------------------------------------------
     Fund with the minimum total
     operating expenses                    $  945         $ 1,316        $ 1,578         $  2,327


(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     --------------------------------------------------------------------------------------------
   Fund with the minimum total
   operating expenses                      $  203         $   627        $ 1,078         $  2,327

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS


Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.


ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION
At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT
If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                             PERFORMANCE INFORMATION

Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. It is the sole issuer of ExecAnnuity Plus '93 (Policy Form A3021-93). Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2003, the Company and its subsidiaries had over $19.0 billion in assets and over $27.3 billion of life insurance in force.


THE SEPARATE ACCOUNT. Allmerica Financial maintains a separate account called Separate Account VA-K. Separate Account VA-K of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER: ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements. The sub-adviser is Opus Investment Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND-- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-adviser is Bank of Ireland Asset Management (U.S.) Limited.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND --seeks to achieve long-term growth of capital. Income is a secondary objective.

INVESCO VIF-HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. The sub-adviser is INVESCO Institutional (N.A.), Inc.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER: A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

DELAWARE VIP TRUST
ADVISER: DELAWARE INTERNATIONAL ADVISERS LTD.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States.

DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth.

EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations which are considered speculative because of the credit risk of their issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND, FT VIP FRANKLIN GROWTH AND INCOME
                                   SECURITIES FUND AND FT VIP FRANKLIN SMALL CAP FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES
                                             FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests mainly in a broadly diversified portfolio of equity that the Fund's manager considers to be financially strong, but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies. For this Fund, large-cap companies are those with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value), including undervalued stocks, merger/risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. This Fund was formerly known as Oppenheimer Multiple Strategies Fund/VA.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.


CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                               WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.


The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - purchase payments invested in the Policy for more than nine years; and

(3) the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application are both within the following class of individuals:

    All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

             YEARS FROM DATE OF       CHARGE AS PERCENTAGE OF
             PAYMENT TO DATE OF             NEW PAYMENTS
                 WITHDRAWAL                  WITHDRAWN
           ----------------------   ---------------------------
                     0-2                         8%
                      3                          7%
                      4                          6%
                      5                          5%
                      6                          4%
                      7                          3%
                      8                          2%
                      9                          1%
                 more than 9                     0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):


Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:


(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).


The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE POLICIES IN GENERAL." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).


SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year
       waiting period                                                        0.25%

    Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year
       waiting period                                                        0.15%

For a description of this Rider, see ""DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                          THE VARIABLE ANNUITY POLICIES


AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.


This Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Policy.

In order to prevent "market timing" activities that may harm or disadvantage other Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

PURCHASE PAYMENTS


Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES


An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.


TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE


Subject to the Company's then current rules including the market timing restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the AIT Money Market Fund or the AIT Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.


AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.


SURRENDER


At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender on a Company approved form to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption on a Company approved form at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-sheltered Annuities" and "Texas Optional Retirement Program" under "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS." For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Principal Office,

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund, and the AIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

       (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A - MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is (1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A POLICY IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Policy, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Policy, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Policy that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Policy, as necessary, to prevent an Owner of the Policy from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED POLICIES

From a federal tax viewpoint there are two broad categories of variable annuity policies: "qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified policy is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE POLICY

IN GENERAL. The Company believes that the Policy described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Policy is a qualified policy, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Policy chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Policy may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Policy. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Policy. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Policy will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Policy any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED POLICIES. Under Section 401(a)(9) of the Code, qualified Policies will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Policy as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:

(1) By a constant percentage, applied not less frequently than annually;

(2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;

(4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or

(5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.

Some forms of annuity payments permitted under the Policy may not meet the requirements under the temporary regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Policy is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Policy as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Policy may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED POLICIES. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Policy contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Policy is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Policy must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Policy must be distributed
(i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Policy modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Policy's Accumulated Value are not taxable to the Owner until withdrawn from the Policy. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Policy that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Policy which were excluded from income as recovery of the investment in the Policy. For purposes of computing the taxable amount of any distribution under these rules,
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Policy, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Policy. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Policy ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Policy is fully recovered, because payments under the Policy have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Policy is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Policy if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Policy prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    -   taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
        Code); or in the case of the Owner's "total disability" (as defined in the Code); or

    - if withdrawals from a qualified Policy are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Policy made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the

"substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Policies may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Policy prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Policy transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Policy transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Policies may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Policies. Individuals purchasing a qualified Policy should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under THE VARIABLE ANNUITY POLICIES. The Policy, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Policy and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                         LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5) to change the methodology for determining the net investment factor,

(6) to change the names of the Separate Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION


VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policy. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who were registered representatives of VeraVest or of other broker-dealers. The Company currently is not issuing new Policies.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.

Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica Financial Life Insurance Company (First Allmerica) rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).


    The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2003, the Company had over $4.8 billion in assets and over $6.2 billion of life insurance in force.


2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91, (as amended by Endorsement 3231-92), and A3021-93, the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 and A3018-94 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

6. The transfer provisions of A3018-91 are identical to those of A3021-93. Under A3018-94, the General Account restrictions described in the third paragraph of "Transfer Privilege" under THE VARIABLE ANNUITY POLICIES are deleted and replaced with the following:

    Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     Fund with the maximum total
     operating expenses                   $ 1,161         $ 1,961        $ 2,682         $  4,534


MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:


                                           1 YEAR         3 YEARS        5 YEARS         10 YEARS
     Fund with the minimum total
     operating expenses                    $  923         $ 1,253        $ 1,521         $  2,327


8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994. Performance tables are included in the Statement of Additional Information.

                                   APPENDIX C
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                                1.930        2.559        3.124        3.503        2.748
  End of Period                                      2.429        1.930        2.559        3.124        3.503
  Units Outstanding at End of Period
    (in thousands)                                  89,100      112,605      146,472      166,719      167,814

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                                2.309        3.012        3.474        3.874        3.265
  End of Period                                      2.908        2.309        3.012        3.474        3.874
  Units Outstanding at End of Period
    (in thousands)                                 112,918       97,085      126,463      135,764      131,644

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                                1.796        1.668        1.573        1.451        1.469
  End of Period                                      1.800        1.796        1.668        1.573        1.451
  Units Outstanding at End of Period
    (in thousands)                                  64,567       95,203       59,275       42,354       51,711

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                                1.413        1.410        1.372        1.308        1.262
  End of Period                                      1.403        1.413        1.410        1.372        1.308
  Units Outstanding at End of Period
    (in thousands)                                  99,148      184,907      168,048      137,255      205,622

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                                1.835        2.375        2.438        2.316        1.875
  End of Period                                      2.527        1.835        2.375        2.438        2.316
  Units Outstanding at End of Period
    (in thousands)                                  47,472       63,322       76,419       81,632       81,133

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                                2.336        1.894        1.599        1.221        1.236
  End of Period                                      2.748        2.336        1.894        1.599        1.221
  -Units Outstanding at End of Period
    (in thousands)                                 164,914      156,173      135,573      116,008      102,399

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                                2.581        1.977        1.640        1.221        1.266
  End of Period                                      3.265        2.581        1.977        1.640        1.221
  Units Outstanding at End of Period
    (in thousands)                                 107,625       85,344       57,428       39,534       29,176

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                                1.384        1.311        1.285        1.152        1.179
  End of Period                                      1.469        1.384        1.311        1.285        1.152
  Units Outstanding at End of Period
    (in thousands)                                  48,930       35,261       30,921       31,710       32,519

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                                1.214        1.167        1.124        1.077        1.051
  End of Period                                      1.262        1.214        1.167        1.124        1.077
  Units Outstanding at End of Period
    (in thousands)                                 128,730       91,676       92,354       69,311       37,668

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                                1.670        1.482        1.383        1.000          N/A
  End of Period                                      1.875        1.670        1.482        1.383          N/A
  Units Outstanding at End of Period
    (in thousands)                                  80,048       70,932       52,927        16096          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                                  1.466        2.054        2.768        3.417        2.671
End of Period                                        1.824        1.466        2.054        2.768        3.417
Units Outstanding at End of Period
    (in thousands)                                 135,926       97,683      130,588      144,445      136,939

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                                1.149        1.445        1.869        2.084        1.605
  End of Period                                      1.446        1.149        1.445        1.869        2.084
  Units Outstanding at End of Period
    (in thousands)                                 123,218      137,904      144,032      143,187      129,946

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                                  1.959        1.838        1.728        1.590        1.629
  End of Period                                      1.995        1.959        1.838        1.728        1.590
  Units Outstanding at End of Period
    (in thousands)                                  96,291      102,999      108,332       91,834      106,780

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                                2.223        2.695        2.427        1.889        2.011
  End of Period                                      3.032        2.223        2.695        2.427        1.889
  Units Outstanding at End of Period
    (in thousands)                                  62,834       73,932       75,512       84,657      103,456

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                                  0.505        0.663        0.910        1.000          N/A
  End of Period                                      0.996        0.505        0.663        0.910          N/A
  Units Outstanding at End of Period
    (in thousands)                                  45,341       64,998       73,596       34,003          N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                  0.625        0.859        1.000          N/A          N/A
  End of Period                                      0.771        0.625        0.859          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   5,538        6,053        2,783          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                                  2.001        1.514        1.259        1.024        1.055
End of Period                                        2.671        2.001        1.514        1.259        1.024
Units Outstanding at End of Period
    (in thousands)                                 121,005       96,643       62,633       47,078       38,415

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                                1.398        1.355        1.127        0.956        1.000
  End of Period                                      1.605        1.398        1.355        1.127        0.956
  Units Outstanding at End of Period
    (in thousands)                                 130,011      115,585       77,485       37,680       12,530

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                                  1.530        1.418        1.390        1.073        1.250
  End of Period                                      1.629        1.530        1.418        1.390        1.196
  Units Outstanding at End of Period
    (in thousands)                                 102,088       86,816       79,054       69,168       57,454

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                                1.945        1.580        1.249        1.075        1.167
  End of Period                                      2.011        1.945        1.580        1.249        1.075
  Units Outstanding at End of Period
    (in thousands)                                  99,750       85,126       60,145       43,433       33,049

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                                  0.523        0.761        0.883        1.000          N/A
  End of Period                                      0.645        0.523        0.761        0.883          N/A
  Units Outstanding at End of Period
    (in thousands)                                  31,971       44,244       54,115       35,152          N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                                  0.758        1.000          N/A          N/A          N/A
  End of Period                                      0.996        0.758          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                  83,127       57,284          N/A          N/A          N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                                  0.741        1.000          N/A          N/A          N/A
  End of Period                                      0.986        0.741          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,884        3,831          N/A          N/A          N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                                  0.796        1.039        1.053        1.000          N/A
  End of Period                                      1.037        0.796        1.039        1.053          N/A
  Units Outstanding at End of Period
    (in thousands)                                  85,680      111,809      107.903       26,264          N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                                  0.448        0.657        0.807        1.000          N/A
  End of Period                                      0.544        0.448        0.657        0.807          N/A
  Units Outstanding at End of Period
    (in thousands)                                 142,071      125,366       89,664       41,877          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                                  0.826        1.000          N/A          N/A          N/A
  End of Period                                      1.147        0.826          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   7,124        8,092          N/A          N/A          N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                                  0.841        1.000          N/A          N/A          N/A
  End of Period                                      1.065        0.841          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   5,041        5,960          N/A          N/A          N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                                  0.527        0.714        0.862        1.000          N/A
  End of Period                                      0.732        0.527        0.714        0.862          N/A
  Units Outstanding at End of Period
    (in thousands)                                  13,379       18,371       26,111       20,348          N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                                1.488        1.685        1.962        1.000        1.736
  End of Period                                      2.103        1.488        1.685        1.962        1.980
  Units Outstanding at End of Period
    (in thousands)                                  28,413       35,925       45,358       57,144       63,396

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                  0.992        1.003        1.000          N/A          N/A
  End of Period                                      1.006        0.992        1.003          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   6,745        6,606        5,031          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                                1.596        1.519        1.284        1.143        1.129
  End of Period                                      1.736        1.596        1.519        1.284        1.143
  Units Outstanding at End of Period
    (in thousands)                                  68,279       62,134       44,416       34,692       26,924

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
FIDELITY VIP II ASSET MANAGER
  PORTFOLIO
Unit Value:
  Beginning of Period                                1.513        1.682        1.779        1.000        1.717
  End of Period                                      1.759        1.513        1.682        1.779        1.879
  Units Outstanding at End of Period
    (in thousands)                                  30,953       39,943       56,014       69,447       78,861

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                2.667        3.259        3.479        1.000        3.107
  End of Period                                      3.426        2.667        3.259        3.479        3.256
  Units Outstanding at End of Period
    (in thousands)                                 103,116      129,891      155,830      160,638      188,374

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                2.382        3.458        4.261        1.000        3.586
  End of Period                                      3.119        2.382        3.458        4.261        4.857
  Units Outstanding at End of Period
    (in thousands)                                  95,952      118,860      145,454      165,188      160,262

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                1.547        1.518        1.745        1.000        2.142
  End of Period                                      1.940        1.547        1.518        1.745        2.284
  Units Outstanding at End of Period
    (in thousands)                                  42,370       53,459       75,143       89,452       97,498

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                                1.241        1.579        2.033        1.000        1.814
  End of Period                                      1.753        1.241        1.579        2.033        2.550
  Units Outstanding at End of Period
    (in thousands)                                  35,468       47,396       63,236       72,650       58,821

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
FIDELITY VIP II ASSET MANAGER
  PORTFOLIO
Unit Value:
  Beginning of Period                                1.514        1.273        1.127        0.977        1.000
  End of Period                                      1.717        1.514        1.273        1.127        0.977
  Units Outstanding at End of Period
    (in thousands)                                  69,704       55,551       42,415       33,444       20,720

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                2.824        2.236        1.185        1.490        1.412
  End of Period                                      3.107        2.824        2.236        1.185        1.490
  Units Outstanding at End of Period
    (in thousands)                                 187,989      180,001      167,000      139,145      104,356

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                2.608        2.143        1.895        1.419        1.440
  End of Period                                      3.586        2.608        2.143        1.895        1.419
  Units Outstanding at End of Period
    (in thousands)                                 149,009      148,211      142,450      116,485       90,717

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                2.272        1.958        1.743        1.465        1.510
  End of Period                                      2.142        2.272        1.958        1.743        1.465
  Units Outstanding at End of Period
    (in thousands)                                  97,829       76,343       53,956       38,042       27,041

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                                1.632        1.484        1.330        1.230        1.226
  End of Period                                      1.814        1.632        1.484        1.330        1.230
  Units Outstanding at End of Period
    (in thousands)                                  59,052       56,689       63,050       65,256       59,774

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                                0.843        0.946        1.000          N/A          N/A
  End of Period                                      1.064        0.843        0.946          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                  25,489       23,143        6,027          N/A          N/A

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
Unit Value:
  Beginning of Period                                0.572        0.744        0.884        1.000          N/A
  End of Period                                      0.729        0.572        0.744        0.884          N/A
  Units Outstanding at End of Period
    (in thousands)                                   8,315        8,451        8,713        4,701          N/A

FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO
Unit Value:
  Beginning of Period                                0.857        1.000          N/A          N/A          N/A
  End of Period                                      1.168        0.857          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   9,987        8,762          N/A          N/A          N/A

FIDELITY VIP VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period                                0.748        1.000          N/A          N/A          N/A
  End of Period                                      1.161        0.748          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   6,841        2,668          N/A          N/A          N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                                0.867        0.947        1.192        1.000          N/A
  End of Period                                      1.073        0.867        0.947        1.192          N/A
  Units Outstanding at End of Period
    (in thousands)                                   6,133        6,131        5,654        1,498          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP VALUE STRATEGIES PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                                0.819        1.000          N/A          N/A          N/A
  End of Period                                      1.025        0.819          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   2,074        1,207          N/A          N/A          N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                                0.501        0.713        0.854        1.000          N/A
  End of Period                                      0.678        0.501        0.713        0.854          N/A
  Units Outstanding at End of Period
    (in thousands)                                  76,438       69,575       59,750       39,455          N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                                0.844        1.000          N/A          N/A          N/A
  End of Period                                      1.041        0.844          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   5,848        4,311          N/A          N/A          N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                                0.784        1.000          N/A          N/A          N/A
  End of Period                                      1.022        0.784          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                  24,466       19,374          N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                                0.714        0.959        1.113        1.000          N/A
  End of Period                                      0.899        0.714        0.959        1.113          N/A
  Units Outstanding at End of Period
    (in thousands)                                  18,782       23,378       30.205       17,623          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                0.457        0.767        0.855        1.000          N/A
  End of Period                                      0.592        0.457        0.767        0.855          N/A
  Units Outstanding at End of Period
    (in thousands)                                  55,756       86,729       67,633       45,951          N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                                0.591        0.633        0.900        1.000          N/A
  End of Period                                      0.719        0.591        0.633        0.900          N/A
  Units Outstanding at End of Period
    (in thousands)                                  35,925       50,358      110,027       40,227          N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                                0.710        1.000          N/A          N/A          N/A
  End of Period                                      0.956        0.710          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   6,591        3,341          N/A          N/A          N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                                0.747        1.000          N/A          N/A          N/A
  End of Period                                      0.982        0.747          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,162        4,210          N/A          N/A          N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                                0.918        1.000          N/A          N/A          N/A
  End of Period                                      1.049        0.918          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                  13,765        9,555          N/A          N/A          N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                                0.837        1.000          N/A          N/A          N/A
  End of Period                                      1.118        0.837          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,385          111          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                                0.897        1.000          N/A          N/A          N/A
  End of Period                                      1.102        0.897          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,284        1,452          N/A          N/A          N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                                0.785        1.000          N/A          N/A          N/A
  End of Period                                      1.011        0.785          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   9,294        6,290          N/A          N/A          N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                                0.770        1.000          N/A          N/A          N/A
  End of Period                                      1.084        0.770          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   7,989        7,708          N/A          N/A          N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                                0.946        1.000          N/A          N/A          N/A
  End of Period                                      1.154        0.946          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                  12,863        8,927          N/A          N/A          N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                                0.805        1.000          N/A          N/A          N/A
  End of Period                                      1.003        0.805          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,517        3,512          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        2003         2002         2001         2000         1999
-----------                                     --------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                0.673        0.692        0.758        1.000          N/A
  End of Period                                      1.047        0.673        0.692        0.758          N/A
  Units Outstanding at End of Period
    (in thousands)                                  20,713       10,104        8,741        6,325          N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                1.076        1.067        1.007        1.000          N/A
  End of Period                                      1.425        1.076        1.067        1.007          N/A
  Units Outstanding at End of Period
    (in thousands)                                   8,866       11,154        6,162        1,505          N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                0.307        0.484        0.726        1.000          N/A
  End of Period                                      .0444        0.307        0.484        0.726          N/A
  Units Outstanding at End of Period
    (in thousands)                                  36,309       46,709       61,559       39,623          N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                                1.028        1.141        1.216        1.000          N/A
  End of Period                                      1.299        1.028        1.141        1.216          N/A
  Units Outstanding at End of Period
    (in thousands)                                   7,711        9,276       12,847        8,123          N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period                                0.917        1.138        1.485        1.000        1.396
  End of Period                                      1.179        0.917        1.138        1.485        1.834
  Units Outstanding at End of Period
    (in thousands)                                  49,874       81,388      115,669       77,533       68,032

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
SUB-ACCOUNT                                        1998         1997         1996         1995         1994
-----------                                     --------------------------------------------------------------
PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period                                1.222        1.203        1.064        1.000          N/A
  End of Period                                      1.396        1.222        1.203        1.064          N/A
  Units Outstanding at End of Period
    (in thousands)                                  68,367       59,832       35,915        10882          N/A

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                                1.641        2.175        2.655        2.977        2.336
  End of Period                                      2.064        1.641        2.175        2.655        2.977
  Units Outstanding at End of Period
    (in thousands)                                   6,396        8,397       10,745       11,654       10,700

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                                1.956        2.552        2.943        3.282        2.766
  End of Period                                      2.464        1.956        2.552        2.943        3.282
  Units Outstanding at End of Period
    (in thousands)                                  11,519        9,610       11,959       12,588       11,440

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                                1.557        1.446        1.363        1.257        1.273
  End of Period                                      1.560        1.557        1.446        1.363        1.257
  Units Outstanding at End of Period
    (in thousands)                                   7,305       11,411        5,459        3,312        4,118

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                                1.337        1.335        1.299        1.239        1.195
  End of Period                                      1.329        1.337        1.335        1.299        1.239
  Units Outstanding at End of Period
    (in thousands)                                  10,347       18,996       16,153       11,842       10,044

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                                1.835        2.375        2.438        2.316        1.875
  End of Period                                      2.527        1.835        2.375        2.438        2.316
  Units Outstanding at End of Period
   (in thousands)                                    4,638        5.252        6,280        7,028        6,678

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                                1.986        1.610        1.359        1.037        1.000
  End of Period                                      2.336        1.986        1.610        1.359        1.037
  Units Outstanding at End of Period
    (in thousands)                                   9,224        7,404        4,652        2,436          947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                                2.187        1.675        1.390        1.035        1.000
  End of Period                                      2.766        2.187        1.675        1.390        1.035
  Units Outstanding at End of Period
    (in thousands)                                   8,479        5,712         2417          947          189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                                1.199        1.136        1.113        0.998        1.000
  End of Period                                      1.273        1.199        1.136        1.113        0.998
  Units Outstanding at End of Period
    (in thousands)                                   2,605        1,694        1,629        1,098          363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                                1.149        1.105        1.064        1.020        1.000
  End of Period                                      1.195        1.149        1.105        1.064        1.020
  Units Outstanding at End of Period
    (in thousands)                                   8,683        8,628        7,379        4,194        1,837

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                                1.670        1.482        1.115        1.000          N/A
  End of Period                                      1.875        1.670        1.482        1.115          N/A
  Units Outstanding at End of Period
   (in thousands)                                    5,947        5,197        3,849        1,069          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                                  1.512        2.119        2.856        3.525        2.756
End of Period                                        1.882        1.512        2.119        2.856        3.525
Units Outstanding at End of Period
    (in thousands)                                  11,850        8.358       11,268       12,442       11,455

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                                1.149        1.446        1.869        2.084        1.605
  End of Period                                      1.446        1.149        1.446        1.869        2.084
  Units Outstanding at End of Period
    (in thousands)                                   7,237        8,958       11,030       11,747       10,841

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                                  1.622        1,522        1,431        1.316        1.348
  End of Period                                      1.651        1,622        1,522        1.431        1.316
  Units Outstanding at End of Period
    (in thousands)                                   6,767        7,379        6,463        5,053        5,686

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                                2.015        2.444        2.201        1.712        1.823
  End of Period                                      2.749        2.015        2.444        2.201        1.712
  Units Outstanding at End of Period
    (in thousands)                                   5,753        7,246        8,159        7,745        8,309

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                                  0.505        0.663        0.910        1.000          N/A
  End of Period                                      0.631        0.505        0.663        0.910          N/A
  Units Outstanding at End of Period
    (in thousands)                                   2,299        3.018        3,832        2,495          N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                  0.625        0.859        1.000          N/A          N/A
  End of Period                                      0.771        0.625        0.859          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     547          368           91          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                                  2.064        1.562        1.229        1.057        1.000
End of Period                                        2.756        2.064        1.562        1.229        1.057
Units Outstanding at End of Period
    (in thousands)                                   8,389        5,589        2,645        1,278          406

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                                1.398        1.355        1.128        0.956        1.000
  End of Period                                      1.605        1.398        1.355        1.128        0.956
  Units Outstanding at End of Period
    (in thousands)                                   9,713        8,076        5,068        2,093          446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                                  1.267        1.174        1.151        0.990        1.000
  End of Period                                      1.348        1.267        1.174        1.151        0.990
  Units Outstanding at End of Period
    (in thousands)                                   5,160        3,889        2,854        1,677        1,677

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                                1.764        1.433        1.131        0.975        1.000
  End of Period                                      1.823        1.764        1.433        1.131        0.975
  Units Outstanding at End of Period
    (in thousands)                                   7,243        5,466        3,037        1,614          795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                                  0.523        0.761        0.883        1.000          N/A
  End of Period                                      0.645        0.523        0.761        0.883          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,020        3,839        4,914        3,008          N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                                  0.758          N/A          N/A          N/A          N/A
  End of Period                                      0.996        0.758          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   2,045        1,534          N/A          N/A          N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                                  0.741          N/A          N/A          N/A          N/A
  End of Period                                      0.986        0.741          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                      60           40          N/A          N/A          N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                                  0.796        1.039        1.053        1.000          N/A
  End of Period                                      1.037        0.796        1.039        1.053          N/A
  Units Outstanding at End of Period
    (in thousands)                                   7,731        8,986        7,873        1,999          N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                                  0.448        0.657        0.807        1.000          N/A
  End of Period                                      0.544        0.448        0.657        0.807          N/A
  Units Outstanding at End of Period
    (in thousands)                                   5,053        5,115        5,325        3,419          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                                  0.826          N/A          N/A        1.000          N/A
  End of Period                                      1.147        0.826          N/A        0.807          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,720        1,221          N/A        3,419          N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                                  0.841          N/A          N/A        1.000          N/A
  End of Period                                      1.065        0.841          N/A        0.807          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,293          940          N/A        3,419          N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                                  0.527        0.714        0.862        1.000          N/A
  End of Period                                      0.732        0.527        0.714        0.862          N/A
  Units Outstanding at End of Period
    (in thousands)                                     978        1,129        1,578        1,126          N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                                1.293        1.464        1.704        1.720        1.508
  End of Period                                      1.827        1.293        1.464        1.704        1.720
  Units Outstanding at End of Period
    (in thousands)                                   2,975        3,573        4,207        4,193        4,560

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                  0.992        1.003        1.000          N/A          N/A
  End of Period                                      1.006        0.992        1.003          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     705          518          560          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                                1.387        1.319        1.115        0.993        1.000
  End of Period                                      1.508        1.387        1.319        1.115        0.993
  Units Outstanding at End of Period
    (in thousands)                                   4,148        3,266        2,023        1,304          667

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                                    N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                                1.526        1.697        1.795        1.896        1.732
  End of Period                                      1.774        1.526        1.697        1.795        1.896
  Units Outstanding at End of Period
    (in thousands)                                   3,561        3,839        4,396        4,729        4,614

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                1.921        2.347        2.506        2.345        2.238
  End of Period                                      2.467        1.921        2.347        2.506        2.345
  Units Outstanding at End of Period
    (in thousands)                                  10,778       13,173       15,468       16,147       17,836

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                1.801        2.615        3.222        3.673        2.712
  End of Period                                      2.358        1.801        2.615        3.222        3.673
  Units Outstanding at End of Period
    (in thousands)                                  11,909       13,775       16,960       18,614       16,528

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                1.051        1.031        1.185        1.551        1.455
  End of Period                                      1.318        1.051        1.031        1.185        1.551
  Units Outstanding at End of Period
    (in thousands)                                   8,246        8,193       10,895       11,813       15,020

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                                0.987        1.256        1.616        2.028        1.443
  End of Period                                      1.394        0.987        1.256        1.616        2.028
  Units Outstanding at End of Period
    (in thousands)                                   3,773        4,900        5,677        6,095        4,796

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                                1.527        1.284        1.137        0.985        1.000
  End of Period                                      1.732        1.527        1.284        1.137        0.985
  Units Outstanding at End of Period
    (in thousands)                                   3,514        3,125        2,735        2,025        1,240

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                2.034        1.610        1.430        1.073        1.000
  End of Period                                      2.238        2.034        1.610        1.430        1.073
  Units Outstanding at End of Period
    (in thousands)                                  16,111       12,959        9,957        5,738        2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                1.972        1.620        1.433        1.073        1.073
  End of Period                                      2.712        1.972        1.620        1.433        1.073
  Units Outstanding at End of Period
    (in thousands)                                  13,035       11,575        9,342        4,952        1,944

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                                1.543        1.330        1.184        0.995        1.000
  End of Period                                      1.455        1.543        1.330        1.184        0.995
  Units Outstanding at End of Period
    (in thousands)                                  14,203        9,794        5,635        2,530          985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                                1.298        1.180        1.058        0.978        1.000
  End of Period                                      1.443        1.298        1.180        1.058        0.978
  Units Outstanding at End of Period
    (in thousands)                                   4,358        3,601        3,114        2,804        1,697

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
FIDELITY VIP CONTRAFUND (R) PORTFOLIO
Unit Value:
  Beginning of Period                                0.843        0.946        1.000          N/A          N/A
  End of Period                                      1.064        0.843        0.946          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   2,584        2,396          159          N/A          N/A

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO
Unit Value:
  Beginning of Period                                0.572        0.744        0.884        1.000          N/A
  End of Period                                      0.729        0.572        0.744        0.884          N/A
  Units Outstanding at End of Period
    (in thousands)                                     331          474          470          335          N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                                0.857          N/A        0.884        1.000          N/A
  End of Period                                      1.168        0.857        0.744        0.884          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,347        1,169          470          335          N/A

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO
Unit Value:
  Beginning of Period                                0.748          N/A        0.884        1.000          N/A
  End of Period                                      1.161        0.748        0.744        0.884          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,191          403          470          335          N/A

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND
Unit Value:
  Beginning of Period                                0.867        0.947        1.192        1.000          N/A
  End of Period                                      1.073        0.867        0.947        1.192          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,370        1,825        1,191          466          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
FIDELITY VIP CONTRAFUND (R) PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                                0.819          N/A          N/A          N/A          N/A
  End of Period                                      1.025        0.819          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     169           78          N/A          N/A          N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                                0.501        0.713        0.854        1.000          N/A
  End of Period                                      0.678        0.501        0.713        0.854          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,921        3,941        3,469        1,703          N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                                0.844          N/A          N/A          N/A          N/A
  End of Period                                      1.041        0.844          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,099          869          N/A          N/A          N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                                0.784          N/A          N/A          N/A          N/A
  End of Period                                      1.022        0.784          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     458          254          N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                                0.714        0.959        1.113        1.000          N/A
  End of Period                                      0.899        0.714        0.959        1.113          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,496        3,913        4,406        2,421          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                0.457        0.633        0.855        1.000          N/A
  End of Period                                      0.592        0.457        0.633        0.855          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,017        3,439        4,723        2,991          N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                                0.591        0.767        0.900        1.000          N/A
  End of Period                                      0.719        0.591        0.767        0.900          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,600        4,120        4,789        3,157          N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                                0.710          N/A          N/A          N/A          N/A
  End of Period                                      0.956        0.710          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     196           56          N/A          N/A          N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                                0.747          N/A          N/A          N/A          N/A
  End of Period                                      0.982        0.747          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     281          310          N/A          N/A          N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                                0.918          N/A          N/A          N/A          N/A
  End of Period                                      1.049        0.918          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,559        1,213          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                                0.837          N/A          N/A          N/A          N/A
  End of Period                                      1.118        0.837          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                      97           38          N/A          N/A          N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                                0.897          N/A          N/A          N/A          N/A
  End of Period                                      1.102        0.897          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     302           13          N/A          N/A          N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                                0.785          N/A          N/A          N/A          N/A
  End of Period                                      1.011        0.785          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     238          169          N/A          N/A          N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                                0.770          N/A          N/A          N/A          N/A
  End of Period                                      1.084        0.770          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,272        1,236          N/A          N/A          N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                                0.946          N/A          N/A          N/A          N/A
  End of Period                                      1.154        0.946          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,581          298          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                                0.805          N/A          N/A          N/A          N/A
  End of Period                                      1.003        0.805          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     753          362          N/A          N/A          N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                0.673        0.692        0.758        1.000          N/A
  End of Period                                      1.047        0.673        0.692        0.758          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,427        1,174        1,807          793          N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                1.076        1.067        1.007        1.000          N/A
  End of Period                                      1.425        1.076        1.067        1.007          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,715        1,733          968          253          N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                0.307        0.484        0.726        1.000          N/A
  End of Period                                      0.444        0.307        0.484        0.726          N/A
  Units Outstanding at End of Period
    (in thousands)                                   3,336        3,309        4,047        2,629          N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                                1.028        1.141        1.216        1.000          N/A
  End of Period                                      1.299        1.028        1.141        1.216          N/A
  Units Outstanding at End of Period
    (in thousands)                                   1,770        2,316        2,961        1,502          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                                  N/A          N/A          N/A          N/A          N/A
  End of Period                                        N/A          N/A          N/A          N/A          N/A
  Units Outstanding at End of Period
    (in thousands)                                     N/A          N/A          N/A          N/A          N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   2003         2002         2001         2000         1999
                                                --------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period                                0.917        1.138        1.485        1.834        1.396
  End of Period                                      1.179        0.917        1.138        1.485        1.834
  Units Outstanding at End of Period
    (in thousands)                                   3,825        5,300        6,336        6,720        5,937

                                                                   YEAR ENDED DECEMBER 31ST
                                                --------------------------------------------------------------
                                                   1998         1997         1996         1995         1994
                                                --------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period                                1.222        1.203        1.064        1.000          N/A
  End of Period                                      1.396        1.222        1.203        1.064          N/A
  Units Outstanding at End of Period
    (in thousands)                                   5,670        4,536         2506          542          N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

 As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


A Statement of Additional Information dated April 30, 2004 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:
ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Premier Equity Fund
INVESCO VIF-Health Sciences Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio


(CONTINUES ON THE NEXT PAGE)



THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             DATED APRIL 30, 2004

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                                TABLE OF CONTENTS

SPECIAL TERMS                                                            3
SUMMARY OF FEES AND EXPENSES                                             7
SUMMARY OF CONTRACT FEATURES                                             11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING
   FUNDS                                                                 15
INVESTMENT OBJECTIVES AND POLICIES                                       16
PERFORMANCE INFORMATION                                                  21
DESCRIPTION OF THE CONTRACT                                              22
   PAYMENTS                                                              22
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                         23
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                   23
   TELEPHONE TRANSACTIONS PRIVILEGE                                      23
   TRANSFER PRIVILEGE                                                    23
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS         24
   SURRENDER                                                             25
   WITHDRAWALS                                                           25
   DEATH BENEFIT                                                         26
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                28
   OPTIONAL ENHANCED EARNINGS RIDER
   ASSIGNMENT                                                            28
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                     30
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                        31
   ANNUITY BENEFIT PAYMENTS                                              32
   NORRIS DECISION                                                       33
   COMPUTATION OF VALUES                                                 33
CHARGES AND DEDUCTIONS                                                   34
   VARIABLE ACCOUNT DEDUCTIONS                                           34
   CONTRACT FEE                                                          34
   OPTIONAL RIDER CHARGES                                                35
   PREMIUM TAXES                                                         35
   SURRENDER CHARGE                                                      36
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED            36
   TRANSFER CHARGE                                                       39
GUARANTEE PERIOD ACCOUNTS                                                40
FEDERAL TAX CONSIDERATIONS                                               42
STATEMENTS AND REPORTS                                                   48
LOANS (QUALIFIED CONTRACTS ONLY)                                         48
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                        48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                49
VOTING RIGHTS                                                            49
DISTRIBUTION                                                             50
LEGAL MATTERS                                                            50
FURTHER INFORMATION                                                      51
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                   A-1
APPENDIX B-- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT           B-1
APPENDIX C -- THE DEATH BENEFIT                                          C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                            D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                            3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY             4
SERVICES                                                                   4
UNDERWRITERS                                                               5
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                 5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                7
EXCHANGE OFFER                                                             7
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER
(AFLIAC Only)                                                             13
PERFORMANCE INFORMATION                                                   16
FINANCIAL STATEMENTS                                                     F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM" and "INVESCO VIF"-formerly, INVESCO Variable Investment Funds, Inc.), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Variable Series II ("SVS II"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Allmerica Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                        MAXIMUM
                                                                        CHARGE
SURRENDER CHARGE(1):
    (as a percentage of payments withdrawn)                               8.0%

TRANSFER CHARGE:                                                         None(2)

   (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

                                  COMPLETE YEARS FROM
                                    DATE OF PAYMENT              CHARGE
                                    ---------------              ------
                                      Less than 2                 8.0%
                                      Less than 3                 7.0%
                                      Less than 4                 6.0%
                                      Less than 5                 5.0%
                                      Less than 6                 4.0%
                                      Less than 7                 3.0%
                                      Less than 8                 2.0%
                                      Less than 9                 1.0%
                                       Thereafter                   0%

   (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1)                                                                             $  30

 ANNUAL  VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                                1.25%
   Administrative Expense Charge:                                                                    0.20%
                                                                                                     -----
   Total Annual Expenses:                                                                            1.45%

OPTIONAL RIDER CHARGES:
    The charge on an annual basis as a percentage of the Accumulated Value is:
     Enhanced Earnings Rider                                                                         0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)      0.25%
     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting
     period(2)                                                                                       0.15%

   (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

   (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

                                    TABLE III
             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.


      TOTAL ANNUAL FUND OPERATING EXPENSES                  MINIMUM                       MAXIMUM
   --------------------------------------------   ----------------------------   -------------------------
   Expenses that are deducted from Underlying     Annual charge of 0.50%(1) of   Annual charge of 2.65% of
   Fund assets, including management fees,          average daily net assets     average daily net assets
   distribution and/or service (12b-1) fees and
   other expenses.



(1)The AIT Equity Index Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of the Fund's average daily net assets. The 12b-1 Plan had been implemented for this fund at an initial annual rate of
   0.15 percent of average daily net assets.

   Through December 31, 2004, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 0.60% of average daily net assets for the Equity Index Fund. The total operating expense of this Fund of the Trust was less than its respective expense limitation throughout 2003.

   The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time. This fund has entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 0.45% for the AIT Equity Index Fund.

The table above shows the minimum and maximum expenses of the Funds during 2003. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                      -------   -------   -------   --------
   Fund with the maximum total        $ 1,188   $ 2,039   $ 2,803   $ 4,732
   operating expenses


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                      -------   -------   -------   --------
   Fund with the maximum total        $  466    $ 1,402   $ 2,345   $ 4,732
   operating expenses


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                      -------   -------   -------   --------
   Fund with the minimum total
   operating expenses                 $  945    $ 1,316   $ 1,578   $ 2,327


   (2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                      1 YEAR    3 YEARS   5 YEARS   10 YEARS
                                      -------   -------   -------   --------
   Fund with the minimum total
   operating expenses                 $  203    $  627    $ 1,078   $ 2,327

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio;

     -    Experienced professional investment advisers;

     -    Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -    Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the AIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the AIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey (where not permitted by state law), you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

     - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).


The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:


(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York); or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of accumulated value among your current investments without any tax consequences.

     - You may cancel the Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                            AND THE UNDERLYING FUNDS

THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").


The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2003, Allmerica Financial and its subsidiaries had over $19.0 billion in combined assets and over $27.3 billion of life insurance in force, and First Allmerica had over $4.8 billion in assets and over $6.2 billion of life insurance in force.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.


AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements. The sub-adviser is Opus Investment Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.

AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-adviser is Bank of Ireland Asset Management (U.S.) Limited.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.


INVESCO VIF-HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. The sub-adviser is INVESCO Institutional (N.A.), Inc.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
ADVISER:  A I M ADVISORS, INC.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER:  ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

DELAWARE VIP TRUST
ADVISER:  DELAWARE INTERNATIONAL ADVISERS LTD.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States.

DELAWARE VIP TRUST (SERVICE CLASS)
ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth.

EATON VANCE VARIABLE TRUST
ADVISER: EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND -- seeks to provide a high level of current income by investing primarily in senior secured floating rate loans. The Fund will invest a substantial portion of assets in debt obligations issued in connection with corporate restructurings. The Fund invests primarily in below investment grade debt obligations, which are considered speculative because of the credit risk of their issuers.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
         FUND, FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND AND FT VIP FRANKLIN SMALL CAP FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES
         FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests mainly in a broadly diversified portfolio of equity that the Fund's manager considers to be financially strong, but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies. For this Fund, large-cap companies are those with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value), including undervalued stocks, merger/risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
ADVISER: OPPENHEIMERFUNDS, INC.


OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. This Fund was formerly known as Oppenheimer Multiple Strategies Fund/VA.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.


T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.


                                      * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the AIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT


As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

MARKET TIMING. This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.


In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be /unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the AIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the market timing limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available

Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the AIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.


AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the AIT Money Market Fund or the Sub-Account investing in the AIT Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender on a Company approved form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company approved form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.


 The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above. For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed

Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "TAXATION OF THE CONTRACT" under FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;


(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals); or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

 For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:


(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or


(b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments).

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;


(b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York); or


(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the AIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the AIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or


4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the AIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the AIT Equity Index Fund, the AIT Core Equity Fund and the AIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:    (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

          (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE (SIX OR MORE YEARS UNDER NEW YORK CONTRACTS), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS (LESS THAN SIX YEARS UNDER NEW YORK CONTRACTS) AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the

Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

     1.   Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a ten-year        0.25%
          waiting period:
     2.   Optional Minimum Guaranteed Annuity Payout Rider (M-GAP) with a fifteen-year    0.15%
          waiting period:

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                 COMPLETE YEARS FROM     CHARGE AS PERCENTAGE OF
                   DATE OF PAYMENT        NEW PAYMENTS WITHDRAWN
                   ---------------        ----------------------
                     Less than 2                    8%
                     Less than 3                    7%
                     Less than 4                    6%
                     Less than 5                    5%
                     Less than 6                    4%
                     Less than 7                    3%
                     Less than 8                    2%
                     Less than 9                    1%
                      Thereafter                    0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.


WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New York and New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:


(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.


OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:


(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

 The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll;

(2)  any director of the Company;

(3)  any retiree who elected to retire on his/her retirement date;

(4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and

(5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

Where (2) is: 10% of the Accumulated Value as of the Valuation Date the Company
              receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  10% of Accumulated Value ($1,500); or

(3)  LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a

Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period

Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                    [(1+i)/(1+j)] (TO THE POWER OF n/365) -1

           where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

                  j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                  n is the number of days remaining from the Effective Valuation
                    Date to the end of the current Guarantee Period.


Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

 The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

 The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.


 The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)

 The temporary regulations under Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)

The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;

(4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or

(5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the temporary regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

 (1) within five years after the death of the Owner; and/or

 (2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.


No regulations have been issued under Section 72(s). However, in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (2) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age 59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.

In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the AIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION


VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who were registered representatives of VeraVest or are registered representatives of other broker-dealers.

The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to VeraVest for services it performs and expenses it may incur as principal underwriter and general distributor.

Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                  LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

           If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the AIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                    HYPOTHETICAL     WITHDRAWAL      SURRENDER
          CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE      SURRENDER
            YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE     CHARGE
          --------  ------------  -----------------  ----------   -----------
              1     $  54,000.00  $        5,400.00           8%  $  3,888.00
              2        58,320.00           8,320.00           8%     4,000.00
              3        62,985.60          12,985.60           7%     3,500.00
              4        68,024.45          18,024.45           6%     3,000.00
              5        73,466.40          23,466.40           5%     2,500.00
              6        79,343.72          29,343.72           4%     2,000.00
              7        85,691.21          35,691.21           3%     1,500.00
              8        92,546.51          42,546.51           2%     1,000.00
              9        99,950.23          49,950.23           1%       500.00
             10       107,946.25          57,946.25           0%         0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                    HYPOTHETICAL                  WITHDRAWAL      SURRENDER
          CONTRACT   ACCUMULATED               WITHOUT SURRENDER    CHARGE     SURRENDER
            YEAR        VALUE     WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE    CHARGE
          --------  ------------  -----------  -----------------  ----------   ---------
              1     $  54,000.00  $      0.00  $        5,400.00           8%  $    0.00
              2        58,320.00         0.00           8,320.00           8%       0.00
              3        62,985.60         0.00          12,985.60           7%       0.00
              4        68,024.45    30,000.00          18,024.45           6%     718.53
              5        41,066.40    10,000.00           4,106.68           5%     294.67
              6        33,551.72     5,000.00           3,355.17           4%      65.79
              7        30,835.85    10,000.00           3,083.59           3%     207.49
              8        22,502.72    15,000.00           2,250.27           2%     254.99
              9         8,102.94         0.00             810.29           1%       0.00
             10         8,751.17         0.00           1,248.45           0%       0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is:  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i  = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

              The market value factor   =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                        =  [(1+.08)/(1+.11)](TO THE POWER OF 2555/365) - 1

                                        =  (.97297)(TO THE POWER OF 7) - 1

                                        =  -.17452

          The Market Value Adjustment   =  Maximum of the market value factor multiplied
                                           by the withdrawal or the negative of the
                                           excess interest earned over 3%

                                        =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                        =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

              The market value factor   =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                        =  [(1+.08)/(1+.10)](TO THE POWER OF 2555/365) - 1

                                        =  (.98182)(TO THE POWER OF 7) - 1

                                        =  -.12054

          The Market Value Adjustment   =  the market value factor multiplied by the withdrawal

                                        =  -.12054 X $62,985.60

                                        =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

              The market value factor   =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                        =  [(1+.08)/(1+.05)](TO THE POWER OF 2555/365) - 1

                                        =  (1.02857)(TO THE POWER OF 7) - 1

                                        =  .21798

          The Market Value Adjustment   =  Minimum of the market value factor multiplied
                                           by the withdrawal or the excess interest
                                           earned over 3%

                                        =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                                        =  Minimum of ($13,729.78 or $8,349.25)

                                        =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

              The market value factor   =  [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                                        =  [(1+.08)/(1+.07)](TO THE POWER OF 2555/365) - 1

                                        =  (1.00935)(TO THE POWER OF 7) - 1

                                        =  .06728

          The Market Value Adjustment   =  the market value factor multiplied by  the
                                           withdrawal

                                        =  .06728 X $62,985.60

                                        =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

              HYPOTHETICAL   WITHDRAWAL                                           HYPOTHETICAL
    CONTRACT  ACCUMULATED   MARKET VALUE     DEATH        DEATH         DEATH        DEATH
      YEAR       VALUE       ADJUSTMENT   BENEFIT (a)  BENEFIT (b)   BENEFIT (c)    BENEFIT
    --------  ------------  ------------  -----------  ------------  -----------  ------------
           1  $  53,000.00  $       0.00  $ 53,000.00  $  52,500.00  $ 50,000.00  $  53,000.00
           2     53,530.00        500.00    54,030.00     55,125.00    53,000.00     55,125.00
           3     58,883.00          0.00    58,883.00     57,881.25    55,125.00     58,883.00
           4     52,994.70        500.00    53,494.70     60,775.31    58,883.00     60,775.31
           5     58,294.17          0.00    58,294.17     63,814.08    60,775.31     63,814.08
           6     64,123.59        500.00    64,623.59     67,004.78    63,814.08     67,004.78
           7     70,535.95          0.00    70,535.95     70,355.02    67,004.78     70,535.95
           8     77,589.54        500.00    78,089.54     73,872.77    70,535.95     78,089.54
           9     85,348.49          0.00    85,348.49     77,566.41    78,089.54     85,348.49
          10     93,883.34          0.00    93,883.34     81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL                WITHDRAWAL                                          HYPOTHETICAL
           ACCUMULATED               MARKET VALUE     DEATH        DEATH        DEATH        DEATH
    YEAR      VALUE     WITHDRAWALS   ADJUSTMENT   BENEFIT (a)  BENEFIT (b)  BENEFIT (c)    BENEFIT
    ----  ------------  -----------  ------------  -----------  -----------  -----------  ------------
       1  $  53,000.00  $      0.00  $       0.00  $ 53,000.00  $ 52,500.00  $ 50,000.00  $  53,000.00
       2     53,530.00         0.00        500.00    54,030.00    55,125.00    53,000.00     55,125.00
       3      3,883.00    50,000.00          0.00     3,883.00     4,171.13     3,972.50      4,171.13
       4      3,494.70         0.00        500.00     3,994.70     4,379.68     4,171.13      4,379.68
       5      3,844.17         0.00          0.00     3,844.17     4,598.67     4,379.68      4,598.67
       6      4,228.59         0.00        500.00     4,728.59     4,828.60     4,598.67      4,828.60
       7      4,651.45         0.00          0.00     4,651.45     5,070.03     4,828.60      5,070.03
       8      5,116.59         0.00        500.00     5,616.59     5,323.53     5,070.03      5,616.59
       9      5,628.25         0.00          0.00     5,628.25     5,589.71     5,616.59      5,628.25
      10        691.07     5,000.00          0.00       691.07       712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                   HYPOTHETICAL  HYPOTHETICAL
                                   ACCUMULATED   MARKET VALUE   HYPOTHETICAL
                             YEAR     VALUE       ADJUSTMENT   DEATH BENEFIT
                             ----  ------------  ------------  -------------
                               1   $  53,000.00  $       0.00  $   53,000.00
                               2      53,530.00        500.00      54,030.00
                               3      58,883.00          0.00      58,883.00
                               4      52,994.70        500.00      53,494.70
                               5      58,294.17          0.00      58,294.17
                               6      64,123.59        500.00      64,623.59
                               7      70,535.95          0.00      70,535.95
                               8      77,589.54        500.00      78,089.54
                               9      85,348.49          0.00      85,348.49
                              10      93,883.34          0.00      93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                         CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                       1.930       2.559       3.124       3.503       2.748       2.336       1.894
  End of Period                             2.429       1.930       2.559       3.124       3.503       2.748       2.336
  -Units Outstanding at End of Period
     (in thousands)                        89,100     112,605     146,472     166,719     167,814     164,914     156,173

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                       2.309       3.012       3.474       3.874       3.265       2.581       1.977
  End of Period                             2.908       2.309       3.012       3.474       3.874       3.265       2.581
  Units Outstanding at End of Period
     (in thousands)                       112,918      97,085     126,463     135,764     131,644     107,625      85,344

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                       1.796       1.668       1.573       1.451       1.469       1.384       1.311
  End of Period                             1.800       1.796       1.668       1.573       1.451       1.469       1.384
  Units Outstanding at End of Period
     (in thousands)                        64,567      95,203      59,275      42,354      51,711      48,930      35,261

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                       1.413       1.410       1.372       1.308       1.262       1.214       1.167
  End of Period                             1.403       1.413       1.410       1.372       1.308       1.262       1.214
  Units Outstanding at End of Period
     (in thousands)                        99,148     184,907     168,048     137,255     205,622     128,730      91,676

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                       1.835       2.375       2.438       2.316       1.875       1.670       1.482
  End of Period                             2.527       1.835       2.375       2.438       2.316       1.875       1.670
  Units Outstanding at End of Period
     (in thousands)                        47,472      63,322      76,419      81,632      81,133      80,048      70,932

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                       1.599       1.221       1.236
  End of Period                             1.894       1.599       1.221
  -Units Outstanding at End of Period
     (in thousands)                       135,573     116,008     102,399

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                       1.640       1.221       1.266
  End of Period                             1.977       1.640       1.221
  Units Outstanding at End of Period
     (in thousands)                        57,428      39,534      29,176

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                       1.285       1.152       1.179
  End of Period                             1.311       1.285       1.152
  Units Outstanding at End of Period
     (in thousands)                        30,921      31,710      32,519

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                       1.124       1.077       1.051
  End of Period                             1.167       1.124       1.077
  Units Outstanding at End of Period
     (in thousands)                        92,354      69,311      37,668

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                       1.383       1.000         N/A
  End of Period                             1.482       1.383         N/A
  Units Outstanding at End of Period
     (in thousands)                        52,927       16096         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                         1.466       2.054       2.768       3.417       2.671       2.001       1.514
End of Period                               1.824       1.466       2.054       2.768       3.417       2.671       2.001
Units Outstanding at End of Period
(in thousands)                            135,926      97,683     130,588     144,445     136,939     121,005      96,643

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                       1.149       1.445       1.869       2.084       1.605       1.398       1.355
  End of Period                             1.446       1.149       1.445       1.869       2.084       1.605       1.398
  Units Outstanding at End of Period
     (in thousands)                       123,218     137,904     144,032     143,187     129,946     130,011     115,585

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                         1.959       1.838       1.728       1.590       1.629       1.530       1.418
  End of Period                             1.995       1.959       1.838       1.728       1.590       1.629       1.530
  Units Outstanding at End of Period
     (in thousands)                        96,291     102,999     108,332      91,834     106,780     102,088      86,816

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                       2.223       2.695       2.427       1.889       2.011       1.945       1.580
  End of Period                             3.032       2.223       2.695       2.427       1.889       2.011       1.945
  Units Outstanding at End of Period
     (in thousands)                        62,834      73,932      75,512      84,657     103,456      99,750      85,126

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                         0.505       0.663       0.910       1.000         N/A         N/A         N/A
  End of Period                             0.996       0.505       0.663       0.910         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        45,341      64,998      73,596      34,003         N/A         N/A         N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                         0.625       0.859       1.000         N/A         N/A         N/A         N/A
  End of Period                             0.771       0.625       0.859         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         5,538       6,053       2,783         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                         1.259       1.024       1.055
End of Period                               1.514       1.259       1.024
Units Outstanding at End of Period
(in thousands)                             62,633      47,078      38,415

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                       1.127       0.956       1.000
  End of Period                             1.355       1.127       0.956
  Units Outstanding at End of Period
     (in thousands)                        77,485      37,680      12,530

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                         1.390       1.073       1.250
  End of Period                             1.418       1.390       1.196
  Units Outstanding at End of Period
     (in thousands)                        79,054      69,168      57,454

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                       1.249       1.075       1.167
  End of Period                             1.580       1.249       1.075
  Units Outstanding at End of Period
     (in thousands)                        60,145      43,433      33,049

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A


                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                         0.523       0.761       0.883       1.000         N/A         N/A         N/A
  End of Period                             0.645       0.523       0.761       0.883         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        31,971      44,244      54,115      35,152         N/A         N/A         N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                         0.758       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.996       0.758         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        83,127      57,284         N/A         N/A         N/A         N/A         N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                         0.741       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.986       0.741         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,884       3,831         N/A         N/A         N/A         N/A         N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                         0.796       1.039       1.053       1.000         N/A         N/A         N/A
  End of Period                             1.037       0.796       1.039       1.053         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        85,680     111,809     107.903      26,264         N/A         N/A         N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                         0.448       0.657       0.807       1.000         N/A         N/A         N/A
  End of Period                             0.544       0.448       0.657       0.807         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                       142,071     125,366      89,664      41,877         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                         0.826       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.147       0.826         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         7,124       8,092         N/A         N/A         N/A         N/A         N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                         0.841       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.065       0.841         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         5,041       5,960         N/A         N/A         N/A         N/A         N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                         0.527       0.714       0.862       1.000         N/A         N/A         N/A
  End of Period                             0.732       0.527       0.714       0.862         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        13,379      18,371      26,111      20,348         N/A         N/A         N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                       1.488       1.685       1.962       1.000       1.736       1.596       1.519
  End of Period                             2.103       1.488       1.685       1.962       1.980       1.736       1.596
  Units Outstanding at End of Period
     (in thousands)                        28,413      35,925      45,358      57,144      63,396      68,279      62,134

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                         0.992       1.003       1.000         N/A         N/A         N/A         N/A
  End of Period                             1.006       0.992       1.003         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         6,745       6,606       5,031         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                       1.284       1.143       1.129
  End of Period                             1.519       1.284       1.143
  Units Outstanding at End of Period
     (in thousands)                        44,416      34,692      26,924

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
FIDELITY VIP II ASSET MANAGER
   PORTFOLIO
Unit Value:
  Beginning of Period                       1.513       1.682       1.779       1.000       1.717       1.514       1.273
  End of Period                             1.759       1.513       1.682       1.779       1.879       1.717       1.514
  Units Outstanding at End of Period
     (in thousands)                        30,953      39,943      56,014      69,447      78,861      69,704      55,551

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       2.667       3.259       3.479       1.000       3.107       2.824       2.236
  End of Period                             3.426       2.667       3.259       3.479       3.256       3.107       2.824
  Units Outstanding at End of Period
     (in thousands)                       103,116     129,891     155,830     160,638     188,374     187,989     180,001

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       2.382       3.458       4.261       1.000       3.586       2.608       2.143
  End of Period                             3.119       2.382       3.458       4.261       4.857       3.586       2.608
  Units Outstanding at End of Period
     (in thousands)                        95,952     118,860     145,454     165,188     160,262     149,009     148,211

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.547       1.518       1.745       1.000       2.142       2.272       1.958
  End of Period                             1.940       1.547       1.518       1.745       2.284       2.142       2.272
  Units Outstanding at End of Period
     (in thousands)                        42,370      53,459      75,143      89,452      97,498      97,829      76,343

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                       1.241       1.579       2.033       1.000       1.814       1.632       1.484
  End of Period                             1.753       1.241       1.579       2.033       2.550       1.814       1.632
  Units Outstanding at End of Period
     (in thousands)                        35,468      47,396      63,236      72,650      58,821      59,052      56,689

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
FIDELITY VIP II ASSET MANAGER
   PORTFOLIO
Unit Value:
  Beginning of Period                       1.127       0.977       1.000
  End of Period                             1.273       1.127       0.977
  Units Outstanding at End of Period
     (in thousands)                        42,415      33,444      20,720

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.185       1.490       1.412
  End of Period                             2.236       1.185       1.490
  Units Outstanding at End of Period
     (in thousands)                       167,000     139,145     104,356

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       1.895       1.419       1.440
  End of Period                             2.143       1.895       1.419
  Units Outstanding at End of Period
     (in thousands)                       142,450     116,485      90,717

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.743       1.465       1.510
  End of Period                             1.958       1.743       1.465
  Units Outstanding at End of Period
     (in thousands)                        53,956      38,042      27,041

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                       1.330       1.230       1.226
  End of Period                             1.484       1.330       1.230
  Units Outstanding at End of Period
     (in thousands)                        63,050      65,256      59,774

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                       0.843       0.946       1.000         N/A         N/A         N/A         N/A
  End of Period                             1.064       0.843       0.946         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        25,489      23,143       6,027         N/A         N/A         N/A         N/A

FIDELITY VIP GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period                       0.572       0.744       0.884       1.000         N/A         N/A         N/A
  End of Period                             0.729       0.572       0.744       0.884         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         8,315       8,451       8,713       4,701         N/A         N/A         N/A

FIDELITY VIP MID CAP PORTFOLIO
   PORTFOLIO
Unit Value:
  Beginning of Period                       0.857       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.168       0.857         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         9,987       8,762         N/A         N/A         N/A         N/A         N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                       0.748       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.161       0.748         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         6,841       2,668         N/A         N/A         N/A         N/A         N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                       0.867       0.947       1.192       1.000         N/A         N/A         N/A
  End of Period                             1.073       0.867       0.947       1.192         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         6,133       6,131       5,654       1,498         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP MID CAP PORTFOLIO
   PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP FRANKLIN GROWTH AND INCOME
SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                       0.819       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.025       0.819         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         2,074       1,207         N/A         N/A         N/A         N/A         N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                       0.501       0.713       0.854       1.000         N/A         N/A         N/A
  End of Period                             0.678       0.501       0.713       0.854         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        76,438      69,575      59,750      39,455         N/A         N/A         N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                       0.844       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.041       0.844         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         5,848       4,311         N/A         N/A         N/A         N/A         N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                       0.784       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.022       0.784         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        24,466      19,374         N/A         N/A         N/A         N/A         N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                       0.714       0.959       1.113       1.000         N/A         N/A         N/A
  End of Period                             0.899       0.714       0.959       1.113         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        18,782      23,378      30.205      17,623         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       0.457       0.767       0.855       1.000         N/A         N/A         N/A
  End of Period                             0.592       0.457       0.767       0.855         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        55,756      86,729      67,633      45,951         N/A         N/A         N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                       0.591       0.633       0.900       1.000         N/A         N/A         N/A
  End of Period                             0.719       0.591       0.633       0.900         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        35,925      50,358     110,027      40,227         N/A         N/A         N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                       0.710       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.956       0.710         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         6,591       3,341         N/A         N/A         N/A         N/A         N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                       0.747       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.982       0.747         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,162       4,210         N/A         N/A         N/A         N/A         N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                       0.918       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.049       0.918         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        13,765       9,555         N/A         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                       0.837       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.118       0.837         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,385         111         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                       0.897       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.102       0.897         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,284       1,452         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                       0.785       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.011       0.785         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         9,294       6,290         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                       0.770       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.084       0.770         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         7,989       7,708         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                       0.946       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.154       0.946         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        12,863       8,927         N/A         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                       0.805       1.000         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.003       0.805         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,517       3,512         N/A         N/A         N/A         N/A         N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                       0.673       0.692       0.758       1.000         N/A         N/A         N/A
  End of Period                             1.047       0.673       0.692       0.758         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        20,713      10,104       8,741       6,325         N/A         N/A         N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                       1.076       1.067       1.007       1.000         N/A         N/A         N/A
  End of Period                             1.425       1.076       1.067       1.007         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         8,866      11,154       6,162       1,505         N/A         N/A         N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       0.307       0.484       0.726       1.000         N/A         N/A         N/A
  End of Period                             .0444       0.307       0.484       0.726         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                        36,309      46,709      61,559      39,623         N/A         N/A         N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                       1.028       1.141       1.216       1.000         N/A         N/A         N/A
  End of Period                             1.299       1.028       1.141       1.216         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         7,711       9,276      12,847       8,123         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
SUB-ACCOUNT                                2003        2002        2001        2000        1999        1998        1997
-------------------------------------   ---------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                       0.917       1.138       1.485       1.000       1.396       1.222       1.203
  End of Period                             1.179       0.917       1.138       1.485       1.834       1.396       1.222
  Units Outstanding at End of Period
     (in thousands)                        49,874      81,388     115,669      77,533      68,032      68,367      59,832

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
SUB-ACCOUNT                                1996        1995        1994
-------------------------------------   ---------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                       1.064       1.000         N/A
  End of Period                             1.203       1.064         N/A
  Units Outstanding at End of Period
     (in thousands)                        35,915       10882         N/A

                         CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                       1.641       2.175       2.655       2.977       2.336       1.986       1.610
  End of Period                             2.064       1.641       2.175       2.655       2.977       2.336       1.986
  Units Outstanding at End of Period
     (in thousands)                         6,396       8,397      10,745      11,654      10,700       9,224       7,404

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                       1.956       2.552       2.943       3.282       2.766       2.187       1.675
  End of Period                             2.464       1.956       2.552       2.943       3.282       2.766       2.187
  Units Outstanding at End of Period
     (in thousands)                        11,519       9,610      11,959      12,588      11,440       8,479       5,712

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                       1.557       1.446       1.363       1.257       1.273       1.199       1.136
  End of Period                             1.560       1.557       1.446       1.363       1.257       1.273       1.199
  Units Outstanding at End of Period
     (in thousands)                         7,305      11,411       5,459       3,312       4,118       2,605       1,694

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                       1.337       1.335       1.299       1.239       1.195       1.149       1.105
  End of Period                             1.329       1.337       1.335       1.299       1.239       1.195       1.149
  Units Outstanding at End of Period
     (in thousands)                        10,347      18,996      16,153      11,842      10,044       8,683       8,628

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                       1.835       2.375       2.438       2.316       1.875       1.670       1.482
  End of Period                             2.527       1.835       2.375       2.438       2.316       1.875       1.670
  Units Outstanding at End of Period
     (in thousands)                         4,638       5.252       6,280       7,028       6,678       5,947       5,197

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
AIT CORE EQUITY FUND
Unit Value:
  Beginning of Period                       1.359       1.037       1.000
  End of Period                             1.610       1.359       1.037
  Units Outstanding at End of Period
     (in thousands)                         4,652       2,436         947

AIT EQUITY INDEX FUND
Unit Value:
  Beginning of Period                       1.390       1.035       1.000
  End of Period                             1.675       1.390       1.035
  Units Outstanding at End of Period
     (in thousands)                          2417         947         189

AIT GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period                       1.113       0.998       1.000
  End of Period                             1.136       1.113       0.998
  Units Outstanding at End of Period
     (in thousands)                         1,629       1,098         363

AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period                       1.064       1.020       1.000
  End of Period                             1.105       1.064       1.020
  Units Outstanding at End of Period
     (in thousands)                         7,379       4,194       1,837

AIT SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period                       1.115       1.000         N/A
  End of Period                             1.482       1.115         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,849       1,069         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                         1.512       2.119       2.856       3.525       2.756       2.064       1.562
End of Period                               1.882       1.512       2.119       2.856       3.525       2.756       2.064
Units Outstanding at End of Period
(in thousands)                             11,850       8.358      11,268      12,442      11,455       8,389       5,589

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                       1.149       1.446       1.869       2.084       1.605       1.398       1.355
  End of Period                             1.446       1.149       1.446       1.869       2.084       1.605       1.398
  Units Outstanding at End of Period
     (in thousands)                         7,237       8,958      11,030      11,747      10,841       9,713       8,076

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                         1.622       1,522       1,431       1.316       1.348       1.267       1.174
  End of Period                             1.651       1,622       1,522       1.431       1.316       1.348       1.267
  Units Outstanding at End of Period
     (in thousands)                         6,767       7,379       6,463       5,053       5,686       5,160       3,889

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                       2.015       2.444       2.201       1.712       1.823       1.764       1.433
  End of Period                             2.749       2.015       2.444       2.201       1.712       1.823       1.764
  Units Outstanding at End of Period
     (in thousands)                         5,753       7,246       8,159       7,745       8,309       7,243       5,466

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                         0.505       0.663       0.910       1.000         N/A         N/A         N/A
  End of Period                             0.631       0.505       0.663       0.910         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         2,299       3.018       3,832       2,495         N/A         N/A         N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                         0.625       0.859       1.000         N/A         N/A         N/A         N/A
  End of Period                             0.771       0.625       0.859         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
AIT SELECT GROWTH FUND
Unit Value:
Beginning of Period                         1.229       1.057       1.000
End of Period                               1.562       1.229       1.057
Units Outstanding at End of Period
(in thousands)                              2,645       1,278         406

AIT SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period                       1.128       0.956       1.000
  End of Period                             1.355       1.128       0.956
  Units Outstanding at End of Period
     (in thousands)                         5,068       2,093         446

AIT SELECT INVESTMENT GRADE INCOME
FUND
Unit Value:
Beginning of Period                         1.151       0.990       1.000
  End of Period                             1.174       1.151       0.990
  Units Outstanding at End of Period
     (in thousands)                         2,854       1,677       1,677

AIT SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period                       1.131       0.975       1.000
  End of Period                             1.433       1.131       0.975
  Units Outstanding at End of Period
     (in thousands)                         3,037       1,614         795

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. BLUE CHIP FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
     (in thousands)                           547         368          91         N/A         N/A         N/A         N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                         0.523       0.761       0.883       1.000         N/A         N/A         N/A
  End of Period                             0.645       0.523       0.761       0.883         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,020       3,839       4,914       3,008         N/A         N/A         N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                         0.758         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.996       0.758         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         2,045       1,534         N/A         N/A         N/A         N/A         N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                         0.741         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.986       0.741         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                            60          40         N/A         N/A         N/A         N/A         N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                         0.796       1.039       1.053       1.000         N/A         N/A         N/A
  End of Period                             1.037       0.796       1.039       1.053         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         7,731       8,986       7,873       1,999         N/A         N/A         N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                         0.448       0.657       0.807       1.000         N/A         N/A         N/A
  End of Period                             0.544       0.448       0.657       0.807         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         5,053       5,115       5,325       3,419         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
     (in thousands)                           N/A         N/A         N/A

AIM V.I. PREMIER EQUITY FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. BASIC VALUE FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

AIM V.I. CAPITAL DEVELOPMENT FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN GROWTH AND INCOME
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN PREMIER GROWTH
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                         0.826         N/A         N/A       1.000         N/A         N/A         N/A
  End of Period                             1.147       0.826         N/A       0.807         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,720       1,221         N/A       3,419         N/A         N/A         N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                         0.841         N/A         N/A       1.000         N/A         N/A         N/A
  End of Period                             1.065       0.841         N/A       0.807         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,293         940         N/A       3,419         N/A         N/A         N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                         0.527       0.714       0.862       1.000         N/A         N/A         N/A
  End of Period                             0.732       0.527       0.714       0.862         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           978       1,129       1,578       1,126         N/A         N/A         N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                       1.293       1.464       1.704       1.720       1.508       1.387       1.319
  End of Period                             1.827       1.293       1.464       1.704       1.720       1.508       1.387
  Units Outstanding at End of Period
     (in thousands)                         2,975       3,573       4,207       4,193       4,560       4,148       3,266

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                         0.992       1.003       1.000         N/A         N/A         N/A         N/A
  End of Period                             1.006       0.992       1.003         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           705         518         560         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
ALLIANCEBERNSTEIN SMALL CAP VALUE
PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

ALLIANCEBERNSTEIN VALUE PORTFOLIO
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

DELAWARE VIP GROWTH OPPORTUNITES
SERIES
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

DELAWARE VIP INTERNATIONAL VALUE
EQUITY SERIES
Unit Value:
  Beginning of Period                       1.115       0.993       1.000
  End of Period                             1.319       1.115       0.993
  Units Outstanding at End of Period
     (in thousands)                         2,023       1,304         667

EATON VANCE VT FLOATING RATE-INCOME
FUND
Unit Value:
Beginning of Period                           N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                       1.526       1.697       1.795       1.896       1.732       1.527       1.284
  End of Period                             1.774       1.526       1.697       1.795       1.896       1.732       1.527
  Units Outstanding at End of Period
     (in thousands)                         3,561       3,839       4,396       4,729       4,614       3,514       3,125

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.921       2.347       2.506       2.345       2.238       2.034       1.610
  End of Period                             2.467       1.921       2.347       2.506       2.345       2.238       2.034
  Units Outstanding at End of Period
     (in thousands)                        10,778      13,173      15,468      16,147      17,836      16,111      12,959

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       1.801       2.615       3.222       3.673       2.712       1.972       1.620
  End of Period                             2.358       1.801       2.615       3.222       3.673       2.712       1.972
  Units Outstanding at End of Period
     (in thousands)                        11,909      13,775      16,960      18,614      16,528      13,035      11,575

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.051       1.031       1.185       1.551       1.455       1.543       1.330
  End of Period                             1.318       1.051       1.031       1.185       1.551       1.455       1.543
  Units Outstanding at End of Period
     (in thousands)                         8,246       8,193      10,895      11,813      15,020      14,203       9,794

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                       0.987       1.256       1.616       2.028       1.443       1.298       1.180
  End of Period                             1.394       0.987       1.256       1.616       2.028       1.443       1.298
  Units Outstanding at End of Period
     (in thousands)                         3,773       4,900       5,677       6,095       4,796       4,358       3,601

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
FIDELITY VIP ASSET MANAGER
PORTFOLIO
Unit Value:
  Beginning of Period                       1.137       0.985       1.000
  End of Period                             1.284       1.137       0.985
  Units Outstanding at End of Period
     (in thousands)                         2,735       2,025       1,240

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.430       1.073       1.000
  End of Period                             1.610       1.430       1.073
  Units Outstanding at End of Period
     (in thousands)                         9,957       5,738       2,214

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       1.433       1.073       1.073
  End of Period                             1.620       1.433       1.073
  Units Outstanding at End of Period
     (in thousands)                         9,342       4,952       1,944

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period                       1.184       0.995       1.000
  End of Period                             1.330       1.184       0.995
  Units Outstanding at End of Period
     (in thousands)                         5,635       2,530         985

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period                       1.058       0.978       1.000
  End of Period                             1.180       1.058       0.978
  Units Outstanding at End of Period
     (in thousands)                         3,114       2,804       1,697

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                       0.843       0.946       1.000         N/A         N/A         N/A         N/A
  End of Period                             1.064       0.843       0.946         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         2,584       2,396         159         N/A         N/A         N/A         N/A

FIDELITY VIP GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period                       0.572       0.744       0.884       1.000         N/A         N/A         N/A
  End of Period                             0.729       0.572       0.744       0.884         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           331         474         470         335         N/A         N/A         N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                       0.857         N/A       0.884       1.000         N/A         N/A         N/A
  End of Period                             1.168       0.857       0.744       0.884         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,347       1,169         470         335         N/A         N/A         N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                       0.748         N/A       0.884       1.000         N/A         N/A         N/A
  End of Period                             1.161       0.748       0.744       0.884         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,191         403         470         335         N/A         N/A         N/A

FT VIP FRANKLIN GROWTH AND INCOME
   SECURITIES FUND
Unit Value:
  Beginning of Period                       0.867       0.947       1.192       1.000         N/A         N/A         N/A
  End of Period                             1.073       0.867       0.947       1.192         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,370       1,825       1,191         466         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP GROWTH OPPORTUNITIES
   PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP FRANKLIN GROWTH AND INCOME
   SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                       0.819         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.025       0.819         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           169          78         N/A         N/A         N/A         N/A         N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                       0.501       0.713       0.854       1.000         N/A         N/A         N/A
  End of Period                             0.678       0.501       0.713       0.854         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,921       3,941       3,469       1,703         N/A         N/A         N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                       0.844         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.041       0.844         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,099         869         N/A         N/A         N/A         N/A         N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                       0.784         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.022       0.784         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           458         254         N/A         N/A         N/A         N/A         N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                       0.714       0.959       1.113       1.000         N/A         N/A         N/A
  End of Period                             0.899       0.714       0.959       1.113         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,496       3,913       4,406       2,421         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

FT VIP TEMPLETON FOREIGN SECURITIES
FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

INVESCO VIF-HEALTH SCIENCES FUND
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       0.457       0.633       0.855       1.000         N/A         N/A         N/A
  End of Period                             0.592       0.457       0.633       0.855         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,017       3,439       4,723       2,991         N/A         N/A         N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                       0.591       0.767       0.900       1.000         N/A         N/A         N/A
  End of Period                             0.719       0.591       0.767       0.900         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,600       4,120       4,789       3,157         N/A         N/A         N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                       0.710         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.956       0.710         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           196          56         N/A         N/A         N/A         N/A         N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                       0.747         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             0.982       0.747         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           281         310         N/A         N/A         N/A         N/A         N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                       0.918         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.049       0.918         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,559       1,213         N/A         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
JANUS ASPEN GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) MID CAP GROWTH SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) NEW DISCOVERY SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

MFS(R) TOTAL RETURN SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                       0.837         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.118       0.837         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                            97          38         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                       0.897         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.102       0.897         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           302          13         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                       0.785         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.011       0.785         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           238         169         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                       0.770         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.084       0.770         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,272       1,236         N/A         N/A         N/A         N/A         N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                       0.946         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.154       0.946         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,581         298         N/A         N/A         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
MFS(R) UTILITIES SERIES
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER BALANCED FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                       0.805         N/A         N/A         N/A         N/A         N/A         N/A
  End of Period                             1.003       0.805         N/A         N/A         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           753         362         N/A         N/A         N/A         N/A         N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                       0.673       0.692       0.758       1.000         N/A         N/A         N/A
  End of Period                             1.047       0.673       0.692       0.758         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,427       1,174       1,807         793         N/A         N/A         N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                       1.076       1.067       1.007       1.000         N/A         N/A         N/A
  End of Period                             1.425       1.076       1.067       1.007         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,715       1,733         968         253         N/A         N/A         N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                       0.307       0.484       0.726       1.000         N/A         N/A         N/A
  End of Period                             0.444       0.307       0.484       0.726         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         3,336       3,309       4,047       2,629         N/A         N/A         N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                       1.028       1.141       1.216       1.000         N/A         N/A         N/A
  End of Period                             1.299       1.028       1.141       1.216         N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                         1,770       2,316       2,961       1,502         N/A         N/A         N/A

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
OPPENHEIMER MAIN STREET FUND/VA
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

PIONEER EMERGING MARKETS VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

SVS DREMAN FINANCIAL SERVICES
PORTFOLIO
Unit Value:
  Beginning of Period                         N/A         N/A         N/A
  End of Period                               N/A         N/A         N/A
  Units Outstanding at End of Period
     (in thousands)                           N/A         N/A         N/A

                                                                     YEAR ENDED DECEMBER 31ST
                                        ---------------------------------------------------------------------------------
                                           2003        2002        2001        2000        1999        1998        1997
                                        ---------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                       0.917       1.138       1.485       1.834       1.396       1.222       1.203
  End of Period                             1.179       0.917       1.138       1.485       1.834       1.396       1.222
  Units Outstanding at End of Period
     (in thousands)                         3,825       5,300       6,336       6,720       5,937       5,670       4,536

                                            YEAR ENDED DECEMBER 31ST
                                        ---------------------------------
                                           1996        1995        1994
                                        ---------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
Unit Value:
  Beginning of Period                       1.064       1.000         N/A
  End of Period                             1.203       1.064         N/A
  Units Outstanding at End of Period
     (in thousands)                          2506         542         N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

          INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES FOR THE ABOVE SUB-ACCOUNTS OF SEPARATE ACCOUNT VA-K DATED APRIL 30, 2004 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.


                              DATED APRIL 30, 2004


FAFLIC Allmerica Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                               3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                4

SERVICES                                                                      4

UNDERWRITERS                                                                  5

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                    5

EXCHANGE OFFER                                                                7

PERFORMANCE INFORMATION                                                       9

FINANCIAL STATEMENTS                                                          F-1

                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2003, the Company had over $4.8 billion in assets and over $6.2 billion of life insurance in force.


Several Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contracts (Forms A3018-91 and A3021-93), two predecessor contracts. Each Sub-Account invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund

AIM V.I. Premier Equity Fund
INVESCO VIF-Health Sciences Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Value Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio


(continues on next page)

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code") and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES


SERVICE PROVIDERS


CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Separate Account VA-K of the Company as of December 31, 2003 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the separate accounts of the Company that are invested in an underlying fund. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.


                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who are registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions, not to exceed 6.0% of purchase payments, to entities which sold the Contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of Accumulated Value.

To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.


Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2001, 2002 and 2003 were $2,236,742.53, $1,318,366.69 and $381,868.40.

No commissions were retained by VeraVest for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 2001, 2002, and 2003.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                                  $  1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                      $ 5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                         $     1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)               0.000335

(5)  Annual Charge (one-day equivalent of 1.45% per annum)                                    0.000040

(6)  Net Investment Rate (4) - (5)                                                            0.000295

(7)  Net Investment Factor 1.000000 + (6)                                                     1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7)                                   $  1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulated Unit Value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by Allmerica Financial on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.  FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, Allmerica Financial Life Insurance and Annuity Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T)(TO THE POWER OF (n))    =      ERV

     Where: P                         =      a hypothetical initial payment to
                                             the Variable Account of $1,000

            T                         =      average annual total return

            n                         =      number of years

          ERV                         =      the ending redeemable value of the
                                             $1,000 payment at the end of the
                                             specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                 YEARS FROM DATE OF    CHARGE AS PERCENTAGE OF
                 PAYMENT TO DATE OF      NEW PURCHASE PAYMENT
                     WITHDRAWAL              WITHDRAWN*
                     ----------              ----------
                        0-2                     8%
                         3                      7%
                         4                      6%
                         5                      5%
                         6                      4%
                         7                      3%
                         8                      2%
                         9                      1%
                    Thereafter                  0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

P(1 + T)(TO THE POWER OF (n)) = EV

                      Where:  P   =  a hypothetical initial payment to the
                                     Variable Account of $1,000

                              T   =  average annual total return

                              n   =  number of years

                              EV  =  the ending value of the $1,000 payment at
                                     the end of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
ALLMERICA ADVANTAGE (FORM 3025-96 AND EXECANNUITY PLUS (ISSUED ON FORM A3018-94)

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2003

                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                          FOR
                                                          SUB-ACCOUNT     YEAR
                                                           INCEPTION      ENDED               SINCE INCEPTION
                                                              DATE      12/31/03    5 YEARS   OF SUB-ACCOUNT
                                                              ----      --------    -------   ---------------
AIT Core Equity Fund                                        4/20/94        17.62%     -3.55%             7.63%
AIT Equity Index Fund                                       4/21/94        17.73%     -3.41%             9.65%
AIT Government Bond Fund                                    4/20/94        -7.08%      3.25%             4.66%
AIT Money Market Fund                                       4/10/94        -7.88%      1.16%             2.91%
AIT Select Capital Appreciation Fund                        4/30/95        29.55%      5.23%            11.13%
AIT Select Growth Fund                                      4/20/94        16.21%     -8.47%             6.61%
AIT Select International Equity Fund                        5/3/94         17.73%     -3.15%             3.75%
AIT Select Investment Grade Income Fund                     4/21/94        -5.59%      3.21%             5.26%
AIT Select Value Opportunity Fund                           4/20/94        28.24%      7.67%            10.87%
AIM V.I. Aggressive Growth Fund                             8/1/00         16.81%       N/A            -14.08%
AIM V.I. Blue Chip Fund                                     5/1/01         15.33%       N/A            -11.49%
AIM V.I. Premier Equity Fund                                8/1/00         15.24%       N/A            -13.51%
AIM V.I. Basic Value Fund                                   5/1/02         23.35%       N/A             -4.64%
AIM V.I. Capital Development Fund                           5/1/02         25.10%       N/A             -5.18%
AllianceBernstein Growth and Income Portfolio               8/1/00         22.20%       N/A             -0.63%
AllianceBernstein Premier Growth Portfolio                  8/1/00         13.55%       N/A            -17.71%
AllianceBernstein Small Cap Value Portfolio                 5/1/02         30.84%       N/A              3.96%
AllianceBernstein Value Portfolio                           5/1/02         18.59%       N/A             -0.72%
Delaware VIP International Value Equity Series              4/20/94        33.27%      2.95%             6.34%
Delaware VIP Growth Opportunities Series                    8/1/00         30.81%       N/A            -10.23%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01         -5.85%       N/A             -2.19%
Fidelity VIP Asset Manager Portfolio                        5/11/94         8.21%     -0.49%             6.09%
Fidelity VIP Equity-Income Portfolio                        4/20/94        20.19%      0.78%             9.58%
Fidelity VIP Growth Portfolio                               4/20/94        22.61%     -3.96%             9.06%
Fidelity VIP High Income Portfolio                          4/20/94        17.30%     -3.02%             2.76%
Fidelity VIP Overseas Portfolio                             4/20/94        33.19%     -1.71%             3.39%
Fidelity VIP Contrafund(R) Portfolio                        5/1/01         18.32%       N/A             -0.11%
Fidelity VIP Growth Opportunities Portfolio                 8/1/00         19.52%       N/A            -10.31%
Fidelity VIP Mid Cap Portfolio                              5/1/02         28.24%       N/A              5.17%
Fidelity VIP Value Strategies Portfolio                     5/1/02         47.08%       N/A              4.75%
FT VIP Franklin Growth and Income Securities Fund           8/1/00         15.86%       N/A              0.43%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02         17.11%       N/A             -2.97%
FT VIP Franklin Small Cap Fund                              8/1/00         27.22%       N/A            -12.25%
FT VIP Mutual Shares Securities Fund                        5/1/02         15.33%       N/A             -2.03%
FT VIP Templeton Foreign Securities Fund                    5/1/02         22.29%       N/A             -3.13%
INVESCO VIF Health Sciences Fund                            8/1/00         17.89%       N/A             -4.67%
Janus Aspen Growth Portfolio                                8/1/00         21.55%       N/A            -15.66%
Janus Aspen Growth and Income Portfolio                     8/1/00         13.69%       N/A            -10.70%
MFS(R) Mid Cap Growth Series                                5/1/02         26.63%       N/A             -6.95%
MFS(R) New Discovery Series                                 5/1/02         23.50%       N/A             -5.40%
MFS(R) Total Return Series                                  5/1/02          6.32%       N/A             -1.60%
MFS(R) Utilities Series                                     5/1/02         25.61%       N/A              2.25%

                                                                          FOR
                                                          SUB-ACCOUNT     YEAR
                                                           INCEPTION      ENDED               SINCE INCEPTION
                                                              DATE      12/31/03    5 YEARS   OF SUB-ACCOUNT
                                                              ----      --------    -------   ---------------
Oppenheimer Balanced Fund/VA                                5/1/02         14.88%       N/A              1.35%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02         20.79%       N/A             -3.76%
Oppenheimer Global Securities Fund/VA                       5/1/02         32.79%       N/A              0.32%
Oppenheimer High Income Fund/VA                             5/1/02         14.00%       N/A              4.38%
Oppenheimer Main Street Fund/VA                             5/1/02         16.60%       N/A             -4.24%
Pioneer Emerging Markets VCT Portfolio                      8/1/00         47.57%       N/A             -0.31%
Pioneer Real Estate Shares VCT Portfolio                    8/1/00         24.49%       N/A              9.52%
Scudder Technology Growth Portfolio                         8/1/00         36.45%       N/A            -22.49%
SVS Dreman Financial Services Portfolio                     8/1/00         18.24%       N/A              6.43%
T. Rowe Price International Stock Portfolio                 5/1/95         20.52%     -4.33%             1.72%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                          FOR
                                                          SUB-ACCOUNT     YEAR
                                                           INCEPTION      ENDED               SINCE INCEPTION
                                                              DATE      12/31/03    5 YEARS   OF SUB-ACCOUNT
                                                              ----      --------    -------   ---------------
AIT Core Equity Fund                                        4/20/94        25.82%     -2.44%             7.76%
AIT Equity Index Fund                                       4/21/94        25.98%     -2.29%             9.75%
AIT Government Bond Fund                                    4/20/94         0.19%      4.15%             4.69%
AIT Money Market Fund                                       4/10/94        -0.66%      2.14%             2.96%
AIT Select Capital Appreciation Fund                        4/30/95        37.69%      6.15%            11.28%
AIT Select Growth Fund                                      4/20/94        24.46%     -7.35%             6.74%
AIT Select International Equity Fund                        5/3/94         25.92%     -2.06%             3.89%
AIT Select Investment Grade Income Fund                     4/21/94         1.81%      4.14%             5.31%
AIT Select Value Opportunity Fund                           4/20/94        36.42%      8.56%            10.99%
AIM V.I. Aggressive Growth Fund                             8/1/00         24.84%       N/A            -12.62%
AIM V.I. Blue Chip Fund                                     5/1/01         23.33%       N/A             -9.31%
AIM V.I. Premier Equity Fund                                8/1/00         23.27%       N/A            -12.05%
AIM V.I. Basic Value Fund                                   5/1/02         31.36%       N/A             -0.26%
AIM V.I. Capital Development Fund                           5/1/02         33.10%       N/A             -0.84%
AllianceBernstein Growth and Income Portfolio               8/1/00         30.27%       N/A              1.07%
AllianceBernstein Premier Growth Portfolio                  8/1/00         21.58%       N/A            -16.30%
AllianceBernstein Small Cap Value Portfolio                 5/1/02         38.85%       N/A              8.57%
AllianceBernstein Value Portfolio                           5/1/02         26.60%       N/A              3.84%
Delaware VIP International Value Equity Series              4/20/94        41.36%      3.92%             6.41%
Delaware VIP Growth Opportunities Series                    8/1/00         38.82%       N/A             -8.73%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01          1.46%       N/A              0.23%
Fidelity VIP Asset Manager Portfolio                        5/11/94        16.27%      0.49%             6.13%
Fidelity VIP Equity-Income Portfolio                        4/20/94        28.44%      1.97%             9.76%
Fidelity VIP Growth Portfolio                               4/20/94        30.92%     -2.76%             9.25%
Fidelity VIP High Income Portfolio                          4/20/94        25.42%     -1.96%             2.89%
Fidelity VIP Overseas Portfolio                             4/20/94        41.29%     -0.68%             3.48%
Fidelity VIP Contrafund(R) Portfolio                        5/1/01         26.34%       N/A              2.37%
Fidelity VIP Growth Opportunities Portfolio                 8/1/00         27.53%       N/A             -8.83%
Fidelity VIP Mid Cap Portfolio                              5/1/02         36.25%       N/A              9.75%
Fidelity VIP Value Strategies Portfolio                     5/1/02         55.09%       N/A              9.33%
FT VIP Franklin Growth and Income Securities Fund           8/1/00         23.87%       N/A              2.10%
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02         25.11%       N/A              1.48%
FT VIP Franklin Small Cap Fund                              8/1/00         35.26%       N/A            -10.76%
FT VIP Mutual Shares Securities Fund                        5/1/02         23.33%       N/A              2.46%
FT VIP Templeton Foreign Securities Fund                    5/1/02         30.29%       N/A              1.31%
INVESCO VIF Health Sciences Fund                            8/1/00         25.93%       N/A             -3.06%
Janus Aspen Growth Portfolio                                8/1/00         29.59%       N/A            -14.22%
Janus Aspen Growth and Income Portfolio                     8/1/00         21.72%       N/A             -9.19%
MFS(R) Mid Cap Growth Series                                5/1/02         34.63%       N/A             -2.68%
MFS(R) New Discovery Series                                 5/1/02         31.50%       N/A             -1.06%
MFS(R) Total Return Series                                  5/1/02         14.32%       N/A              2.91%
MFS(R) Utilities Series                                     5/1/02         33.61%       N/A              6.90%
Oppenheimer Balanced Fund/VA                                5/1/02         22.88%       N/A              5.99%
Oppenheimer Capital Appreciation Fund/VA                    5/1/02         28.79%       N/A              0.65%
Oppenheimer Global Securities Fund/VA                       5/1/02         40.79%       N/A              4.92%
Oppenheimer High Income Fund/VA                             5/1/02         22.00%       N/A              8.97%

                                                                          FOR
                                                          SUB-ACCOUNT     YEAR
                                                           INCEPTION      ENDED               SINCE INCEPTION
                                                              DATE      12/31/03    5 YEARS   OF SUB-ACCOUNT
                                                              ----      --------    -------   ---------------
Oppenheimer Main Street Fund/VA                             5/1/02         24.61%       N/A              0.15%
Pioneer Emerging Markets VCT Portfolio                      8/1/00         55.59%       N/A              1.34%
Pioneer Real Estate Shares VCT Portfolio                    8/1/00         32.51%       N/A             10.93%
Scudder Technology Growth Portfolio                         8/1/00         44.48%       N/A            -21.15%
SVS Dreman Financial Services Portfolio                     8/1/00         26.28%       N/A              7.95%
T. Rowe Price International Stock Portfolio                 5/1/95         28.63%     -3.32%             1.92%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                          UNDERLYING     FOR                    10 YEARS OR
                                                             FUND        YEAR                 SINCE INCEPTION
                                                          INCEPTION      ENDED                 OF UNDERLYING
                                                             DATE      12/31/03    5 YEARS     FUND (IF LESS)
                                                             ----      --------    -------     --------------
AIT Core Equity Fund*                                      4/29/85        17.62%     -3.55%              6.85%
AIT Equity Index Fund*                                     9/28/90        17.73%     -3.41%              8.92%
AIT Government Bond Fund*                                  8/26/91        -7.08%      3.25%              4.29%
AIT Money Market Fund*                                     4/29/85        -7.88%      1.16%              2.87%
AIT Select Capital Appreciation Fund*                      4/28/95        29.55%      5.23%             11.13%
AIT Select Growth Fund*                                    8/21/92        16.21%     -8.47%              5.50%
AIT Select International Equity Fund*                       5/2/94        17.73%     -3.15%              3.75%
AIT Select Investment Grade Income Fund*                   4/29/85        -5.59%      3.21%              4.73%
AIT Select Value Opportunity Fund*                         4/30/93        28.24%      7.67%              9.89%
AIM V.I. Aggressive Growth Fund*                            5/1/98        16.81%     -0.95%             -1.01%
AIM V.I. Blue Chip Fund                                    12/29/99       15.33%       N/A             -12.27%
AIM V.I. Premier Equity Fund                                5/5/93        15.24%     -5.59%              6.92%
AIM V.I. Basic Value Fund*                                 9/10/01        23.35%       N/A              -1.73%
AIM V.I. Capital Development Fund*                          5/1/98        25.10%      4.00%              2.00%
AllianceBernstein Growth and Income Portfolio*             1/14/91        22.20%      2.95%             11.24%
AllianceBernstein Premier Growth Portfolio*                6/26/92        13.55%     -7.25%              8.49%
AllianceBernstein Small Cap Value Portfolio*                5/1/01        30.84%       N/A              11.75%
AllianceBernstein Value Portfolio*                          5/1/01        18.59%       N/A               0.46%
Delaware VIP International Value Equity Series             10/29/92       33.27%      2.95%              6.34%
Delaware VIP Growth Opportunities Series*                  7/12/91        30.81%      3.28%              8.25%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01        -5.85%       N/A              -2.19%
Fidelity VIP II Asset Manager Portfolio                     9/6/89         8.21%     -0.49%              5.19%
Fidelity VIP Equity-Income Portfolio                       10/9/86        20.19%      0.78%              9.08%
Fidelity VIP Growth Portfolio                              10/9/86        22.61%     -3.96%              7.83%
Fidelity VIP High Income Portfolio                         9/19/85        17.30%     -3.02%              2.40%
Fidelity VIP Overseas Portfolio                            1/28/87        33.19%     -1.71%              3.54%
Fidelity VIP II Contrafund(R) Portfolio*                    1/3/95        18.32%      0.79%             12.01%
Fidelity VIP III Growth Opportunities Portfolio             1/3/95        19.52%     -8.00%              5.68%
Fidelity VIP III Mid Cap Portfolio*                        12/28/98       28.24%     16.69%             17.49%
Fidelity VIP III Value Strategies Portfolio*               2/20/02        47.08%       N/A               7.17%
FT VIP Franklin Growth and Income Securities Fund*         1/24/89        15.86%      8.82%             -0.78%
FT VIP Franklin Large Cap Growth Securities Fund*           5/1/96        17.11%      0.62%              6.74%
FT VIP Franklin Small Cap Fund*                            11/1/95        27.22%      4.40%              8.05%
FT VIP Mutual Shares Securities Fund*                      11/8/96        15.33%      6.39%              7.27%
FT VIP Templeton Foreign Securities Fund*                   5/1/92        22.29%     -0.68%              5.08%
INVESCO VIF Health Sciences Fund                           5/22/97        17.89%      0.49%              7.60%
Janus Aspen Growth Portfolio*                              9/13/93        21.55%     -4.79%              6.77%
Janus Aspen Growth and Income Portfolio*                    5/1/98        13.69%      1.94%              5.12%
MFS(R) Mid Cap Growth Series*                               5/1/00        26.63%       N/A             -14.82%
MFS(R) New Discovery Series*                                5/1/98        23.50%      5.48%              5.15%
MFS(R) Total Return Series*                                 1/3/95         6.32%      3.09%              9.40%
MFS(R) Utilities Series*                                    1/3/95        25.61%     -0.44%              9.99%
Oppenheimer Balanced Fund/VA*                               2/9/87        14.88%      3.74%              7.05%
Oppenheimer Capital Appreciation Fund/VA*                   4/3/85        20.79%      0.78%             10.50%
Oppenheimer Global Securities Fund/VA*                     11/12/90       32.79%      7.71%              8.14%
Oppenheimer High Income Fund/VA*                           4/30/86        14.00%      1.73%              4.71%

                                                          UNDERLYING     FOR                    10 YEARS OR
                                                             FUND        YEAR                 SINCE INCEPTION
                                                          INCEPTION      ENDED                 OF UNDERLYING
                                                             DATE      12/31/03    5 YEARS     FUND (IF LESS)
                                                             ----      --------    -------     --------------
Oppenheimer Main Street Fund/VA*                            7/5/95        16.60%     -2.07%              8.30%
Pioneer Emerging Markets VCT Portfolio*                    10/30/98       47.57%      8.69%              9.51%
Pioneer Real Estate Shares VCT Portfolio*                   3/1/95        24.49%     10.50%             10.81%
Scudder Technology Growth Portfolio                         5/3/99        36.45%       N/A              -4.84%
SVS Dreman Financial Services Portfolio                     5/4/98        18.24%      3.72%              2.82%
T. Rowe Price International Stock Portfolio                3/31/94        20.52%     -4.33%              1.98%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                      SINCE INCEPTION OF UNDERLYING FUND(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                          UNDERLYING                            10 YEARS OR
                                                             FUND      FOR YEAR               SINCE INCEPTION
                                                          INCEPTION      ENDED                 OF UNDERLYING
                                                             DATE      12/31/03    5 YEARS     FUND (IF LESS)
                                                             ----      --------    -------     --------------
AIT Core Equity Fund*                                      4/29/85        25.82%     -2.44%              6.98%
AIT Equity Index Fund*                                     9/28/90        25.98%     -2.29%              9.02%
AIT Government Bond Fund*                                  8/26/91         0.19%      4.15%              4.32%
AIT Money Market Fund*                                     4/29/85        -0.66%      2.14%              2.93%
AIT Select Capital Appreciation Fund*                      4/28/95        37.69%      6.15%             11.28%
AIT Select Growth Fund*                                    8/21/92        24.46%     -7.35%              5.62%
AIT Select International Equity Fund*                       5/2/94        25.92%     -2.06%              3.89%
AIT Select Investment Grade Income Fund*                   4/29/85         1.81%      4.14%              4.78%
AIT Select Value Opportunity Fund*                         4/30/93        36.42%      8.56%             10.01%
AIM V.I. Aggressive Growth Fund*                            5/1/98        24.84%     -0.01%             -0.34%
AIM V.I. Blue Chip Fund                                    12/29/99       23.33%       N/A             -11.26%
AIM V.I. Premier Equity Fund                                5/5/93        23.27%     -4.69%              6.93%
AIM V.I. Basic Value Fund*                                 9/10/01        31.36%       N/A               1.09%
AIM V.I. Capital Development Fund*                          5/1/98        33.10%      4.84%              2.63%
AllianceBernstein Growth and Income Portfolio*             1/14/91        30.27%      3.85%             11.24%
AllianceBernstein Premier Growth Portfolio*                6/26/92        21.58%     -6.37%              8.49%
AllianceBernstein Small Cap Value Portfolio*                5/1/01        38.85%       N/A              13.90%
AllianceBernstein Value Portfolio*                          5/1/01        26.60%       N/A               2.94%
Delaware VIP International Value Equity Series             10/29/92       41.36%      3.92%              6.41%
Delaware VIP Growth Opportunities Series*                  7/12/91        38.82%      4.16%              8.26%
Eaton Vance VT Floating-Rate Income Fund                    5/1/01         1.46%       N/A               0.23%
Fidelity VIP II Asset Manager Portfolio                     9/6/89        16.27%      0.49%              5.24%
Fidelity VIP Equity-Income Portfolio                       10/9/86        28.44%      1.97%              9.27%
Fidelity VIP Growth Portfolio                              10/9/86        30.92%     -2.76%              8.03%
Fidelity VIP High Income Portfolio                         9/19/85        25.42%     -1.96%              2.54%
Fidelity VIP Overseas Portfolio                            1/28/87        41.29%     -0.68%              3.63%
Fidelity VIP II Contrafund(R) Portfolio*                    1/3/95        26.34%      1.73%             12.06%
Fidelity VIP III Growth Opportunities Portfolio             1/3/95        27.53%     -7.14%              5.75%
Fidelity VIP III Mid Cap Portfolio*                        12/28/98       36.25%     17.23%             17.91%
Fidelity VIP III Value Strategies Portfolio*               2/20/02        55.09%       N/A              11.16%
FT VIP Franklin Growth and Income Securities Fund*         1/24/89        23.87%      9.53%             -0.78%
FT VIP Franklin Large Cap Growth Securities Fund*           5/1/96        25.11%      1.56%              6.91%
FT VIP Franklin Small Cap Fund*                            11/1/95        35.26%      5.25%              8.13%
FT VIP Mutual Shares Securities Fund*                      11/8/96        23.33%      7.16%              7.46%
FT VIP Templeton Foreign Securities Fund*                   5/1/92        30.29%      0.24%              5.08%
INVESCO VIF Health Sciences Fund                           5/22/97        25.93%      1.44%              7.92%
Janus Aspen Growth Portfolio*                              9/13/93        29.59%     -3.89%              6.77%
Janus Aspen Growth and Income Portfolio*                    5/1/98        21.72%      2.87%              5.68%
MFS(R) Mid Cap Growth Series*                               5/1/00        34.63%       N/A             -13.52%
MFS(R) New Discovery Series*                                5/1/98        31.50%      6.27%              5.70%
MFS(R) Total Return Series*                                 1/3/95        14.32%      3.96%              9.46%
MFS(R) Utilities Series*                                    1/3/95        33.61%      0.48%             10.04%
Oppenheimer Balanced Fund/VA*                               2/9/87        22.88%      4.59%              7.05%
Oppenheimer Capital Appreciation Fund/VA*                   4/3/85        28.79%      1.71%             10.50%
Oppenheimer Global Securities Fund/VA*                     11/12/90       40.79%      8.44%              8.14%

                                                          UNDERLYING                            10 YEARS OR
                                                             FUND      FOR YEAR               SINCE INCEPTION
                                                          INCEPTION      ENDED                 OF UNDERLYING
                                                             DATE      12/31/03    5 YEARS     FUND (IF LESS)
                                                             ----      --------    -------     --------------
Oppenheimer High Income Fund/VA*                           4/30/86        22.00%      2.64%              4.71%
Oppenheimer Main Street Fund/VA*                            7/5/95        24.61%     -1.17%              8.36%
Pioneer Emerging Markets VCT Portfolio*                    10/30/98       55.59%      9.41%             10.04%
Pioneer Real Estate Shares VCT Portfolio*                   3/1/95        32.51%     11.17%             10.87%
Scudder Technology Growth Portfolio                         5/3/99        44.48%       N/A              -3.86%
SVS Dreman Financial Services Portfolio                     5/4/98        26.28%      4.58%              3.45%
T. Rowe Price International Stock Portfolio                3/31/94        28.63%     -3.32%              2.08%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE AIT MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the AIT Money Market Sub-Account for the seven-day period ended December 31, 2003:



     Yield                           -0.80%
     Effective Yield                 -0.79%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The AIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [(base period return + 1)(TO THE POWER OF (365/7)) ] - 1

 The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-K.

                          REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
January 26, 2004, except
as to Note 10, which is as
of March 29, 2004

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                      2003      2002      2001
------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES

   Premiums                                                         $   41.7  $   48.0  $   48.8
   Universal life and investment product policy fees                    23.6      26.8      28.5
   Net investment income                                               178.6     222.1     272.8
   Net realized investment gains (losses)                                7.6     (64.3)    (80.7)
   Other income                                                         12.3       6.3       6.6
                                                                    --------  --------  --------
     Total revenues                                                    263.8     238.9     276.0
                                                                    --------  --------  --------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses        130.5     159.6     213.1
   Policy acquisition expenses                                          10.2      31.7       8.8
   Gain from retirement of trust instruments supported by funding
     obligations                                                        (5.7)   (102.6)        -
   Additional consideration received from sale of defined
     contribution business                                                 -      (3.6)        -
   Loss from sale of universal life business                               -       0.8         -
   Restructuring costs                                                  29.0      14.8         -
   Losses (gains) on derivative instruments                              1.9     (40.3)     35.2
   Other operating expenses                                             87.9      89.1      95.5
                                                                    --------  --------  --------
     Total benefits, losses and expenses                               253.8     149.5     352.6
                                                                    --------  --------  --------
   Income (loss) before federal income taxes                            10.0      89.4     (76.6)
                                                                    --------  --------  --------

FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                              21.4      18.5      10.8
   Deferred                                                            (17.3)     (9.7)    (53.1)
                                                                    --------  --------  --------
     Total federal income tax expense (benefit)                          4.1       8.8     (42.3)
                                                                    --------  --------  --------

Income (loss) before cumulative effect of change in accounting
  principle                                                              5.9      80.6     (34.3)
                                                                    --------  --------  --------

Cumulative effect of change in accounting principle                        -      (1.6)     (3.2)
                                                                    --------  --------  --------

Net income (loss)                                                   $    5.9  $   79.0  $  (37.5)
                                                                    ========  ========  ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                              2003          2002
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $2,705.3 and $2,656.8)       $     2,818.8  $    2,748.5
      Equity securities at fair value (cost of $3.3 and $2.0)                                  5.5           1.9
      Mortgage loans                                                                         122.3         175.1
      Policy loans                                                                           160.3         171.9
      Other long-term investments                                                             79.3         103.5
                                                                                     -------------  ------------
         Total investments                                                                 3,186.2       3,200.9
                                                                                     -------------  ------------
   Cash and cash equivalents                                                                 192.8         120.8
   Accrued investment income                                                                  55.0          55.4
   Premiums, accounts and notes receivable, net                                                4.3           5.2
   Reinsurance receivable on paid and unpaid losses, benefits and
      unearned premiums                                                                      147.9         136.1
   Deferred policy acquisition costs                                                          50.9          59.5
   Deferred federal income taxes                                                             227.5         222.0
   Other assets                                                                              128.1         231.2
   Separate account assets                                                                   761.3       1,117.6
                                                                                     -------------  ------------
         Total assets                                                                $     4,754.0  $    5,148.7
                                                                                     =============  ============

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                         $     1,334.1  $    1,418.0
      Outstanding claims and losses                                                           94.4          91.7
      Unearned premiums                                                                        2.0           2.3
      Contractholder deposit funds and other policy liabilities                              600.7         586.8
                                                                                     -------------  ------------
         Total policy liabilities and accruals                                             2,031.2       2,098.8
                                                                                     -------------  ------------
   Expenses and taxes payable                                                                463.4         448.9
   Reinsurance premiums payable                                                                0.5           1.0
   Trust instruments supported by funding obligations                                      1,200.3       1,202.8
   Separate account liabilities                                                              761.3       1,117.6
                                                                                     -------------  ------------
         Total liabilities                                                                 4,456.7       4,869.1
                                                                                     -------------  ------------
   Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares authorized, 500,001
      shares issued and outstanding                                                            5.0           5.0
   Additional paid-in capital                                                                646.3         646.3
   Accumulated other comprehensive loss                                                      (34.3)        (46.1)
   Retained deficit                                                                         (319.7)       (325.6)
                                                                                     -------------  ------------
         Total shareholder's equity                                                          297.3         279.6
                                                                                     -------------  ------------
         Total liabilities and shareholder's equity                                  $     4,754.0  $    5,148.7
                                                                                     =============  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                                    2003            2002           2001
----------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
   Balance at beginning and end of year                                        $         5.0    $        5.0   $        5.0
                                                                               -------------    ------------   ------------

ADDITIONAL PAID-IN CAPITAL (1)
   Balance at beginning of year                                                        646.3           458.3          428.3
   Capital contribution                                                                    -           188.0           30.0
                                                                               -------------    ------------   ------------
   Balance at end of year                                                              646.3           646.3          458.3
                                                                               -------------    ------------   ------------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
   Net unrealized (depreciation) appreciation on investments and derivative instruments:
   Balance at beginning of year                                                        (39.3)           17.8          (13.3)
   Appreciation (depreciation) during the period:
        Net appreciation (depreciation) on available-for-sale securities and
             derivative instruments                                                     14.2           (87.9)          47.9
        (Provision) benefit for deferred federal income taxes                           (5.0)           30.8          (16.8)
                                                                               -------------    ------------   ------------
                                                                                         9.2           (57.1)          31.1
                                                                               -------------    ------------   ------------
   Balance at end of year                                                              (30.1)          (39.3)          17.8
                                                                               -------------    ------------   ------------
   Minimum Pension Liability:
   Balance at beginning of year                                                         (6.8)           (2.0)             -
   Decrease (increase) during the period:
        Decrease (increase) in minimum pension liability                                 4.0            (7.3)          (3.1)
        (Provision) benefit for deferred federal income taxes                           (1.4)            2.5            1.1
                                                                               -------------    ------------   ------------
                                                                                         2.6            (4.8)          (2.0)
                                                                               -------------    ------------   ------------
   Balance at end of year                                                               (4.2)           (6.8)          (2.0)
                                                                               -------------    ------------   ------------
   Total accumulated other comprehensive (loss) income                                 (34.3)          (46.1)          15.8
                                                                               -------------    ------------   ------------

RETAINED DEFICIT (1)
   Balance at beginning of year                                                       (325.6)         (160.6)           6.9
   Dividend                                                                                -          (244.0)        (130.0)
   Net income (loss)                                                                     5.9            79.0          (37.5)
                                                                               -------------    ------------   ------------
   Balance at end of year                                                             (319.7)         (325.6)        (160.6)
                                                                               -------------    ------------   ------------

     Total shareholder's equity                                                $       297.3    $      279.6   $      318.5
                                                                               =============    ============   ============

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER 31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Comprehensive (Loss) Income (1)

FOR THE YEARS ENDED DECEMBER 31,                                                  2003            2002            2001
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net income (loss)                                                            $         5.9    $       79.0    $      (37.5)
                                                                             -------------    ------------    ------------
Other comprehensive income (loss):
     Available-for-sale securities:
          Net appreciation (depreciation) during the period                           21.4           (29.4)           46.5
          (Provision) benefit for deferred federal income taxes                       (7.5)           10.3           (16.3)
                                                                             -------------    ------------    ------------
     Total available-for-sales securities                                             13.9           (19.1)           30.2
                                                                             -------------    ------------    ------------
     Derivative instruments:
          Net (depreciation) appreciation during the period                           (7.2)          (58.5)            1.4
          Benefit (provision) for deferred federal income taxes                        2.5            20.5            (0.5)
                                                                             -------------    ------------    ------------
     Total derivatives instruments                                                    (4.7)          (38.0)            0.9
                                                                             -------------    ------------    ------------
                                                                                       9.2           (57.1)           31.1
                                                                             -------------    ------------    ------------
     Minimum pension liability:
          Decrease (increase) in minimum pension liability                             4.0            (7.3)           (3.1)
          (Provision) benefit for deferred federal income taxes                       (1.4)            2.5             1.1
                                                                             -------------    ------------    ------------
                                                                                       2.6            (4.8)           (2.0)
                                                                             -------------    ------------    ------------
Other comprehensive income (loss)                                                     11.8           (61.9)           29.1
                                                                             -------------    ------------    ------------
Comprehensive income (loss)                                                  $        17.7    $       17.1    $       (8.4)
                                                                             =============    ============    ============

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                                    2003           2002            2001
--------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                            $       5.9    $      79.0     $     (37.5)
   Adjustments to reconcile net income (loss) to net cash provided by operating activities:
      Net realized investment (gains) losses                                           (7.6)          64.3            80.7
      (Gains) losses on derivative instruments                                         (1.9)         (40.3)           35.2
      Losses on foreign currency futures contracts                                     10.2              -               -
      Impairment of capitalized technology                                              0.5              -               -
      Net amortization and depreciation                                                23.0           15.0            21.7
      Interest credited to contractholder deposit funds and trust instruments
           supported by funding obligations                                            57.4           84.4           126.7
      Gain from retirement of trust instruments supported by funding
           obligations                                                                 (5.7)        (102.6)              -
      Loss from sale of universal life business                                           -            0.8               -
      Deferred federal income taxes                                                   (17.3)          (9.7)          (53.1)
      Change in deferred acquisition costs                                              9.5           16.6            (6.3)
      Change in premiums and notes receivable, net of reinsurance
           premiums payable                                                             0.3           (1.0)           24.4
      Change in accrued investment income                                               0.4            1.3             5.1
      Change in policy liabilities and accruals, net                                 (110.8)         (43.6)         (204.5)
      Change in reinsurance receivable                                                 49.7            5.1            54.8
      Change in expenses and taxes payable                                            (72.7)         144.5           (78.3)
      Other, net                                                                       29.4          (12.1)           76.2
                                                                                -----------    -----------     -----------
           Net cash (used in) provided by operating activities                        (29.7)         201.7            45.1
                                                                                -----------    -----------     -----------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of available-for-sale fixed
           maturities                                                                 972.2        2,314.8         1,249.5
      Proceeds from disposals of equity securities                                      0.7            0.1            27.1
      Proceeds from disposals of other investments                                     53.7           58.2            29.5
      Proceeds from mortgages sold, matured or collected                               39.6           52.3           101.2
      Purchase of available-for-sale fixed maturities                                (905.5)        (894.8)       (1,701.4)
      Purchase of equity securities                                                    (1.6)          (0.2)           (0.8)
      Purchase of other investments                                                   (20.9)         (13.5)          (18.0)
      Capital expenditures                                                             (5.0)         (11.5)          (31.2)
      Net receipts (payments) related to margin deposits on derivative
           instruments                                                                 82.5          (72.0)          (27.4)
      Proceeds from company owned life insurance                                       64.9              -               -
      Other investing activities, net                                                  10.7           17.0            14.3
                                                                                -----------    -----------     -----------
           Net cash provided by (used in) investing activities                        291.3        1,450.4          (357.2)
                                                                                -----------    -----------     -----------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits to contractholder deposit funds                                            -          100.0           101.3
      Withdrawals from contractholder deposit funds                                   (32.7)      (1,023.7)         (621.0)
      Deposits to trust instruments supported by funding obligations                      -          112.0         1,109.5
      Withdrawals from trust instruments supported by funding obligations            (156.9)        (578.9)         (190.6)
      Dividend to parent                                                                  -         (244.0)         (130.0)
      Capital contribution                                                                -           42.1            30.0
                                                                                -----------    -----------     -----------
           Net cash (used in) provided by financing activities                       (189.6)      (1,592.5)          299.2
                                                                                -----------    -----------     -----------
Net change in cash and cash equivalents                                                72.0           59.6           (12.9)
Cash and cash equivalents, beginning of period                                        120.8           61.2            74.1
                                                                                -----------    -----------     -----------
Cash and cash equivalents, end of period                                        $     192.8    $     120.8     $      61.2
                                                                                ===========    ===========     ===========

SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                               $       0.0    $      (0.7)    $      (0.9)
Income tax payments                                                             $     (41.1)   $     (10.4)    $      (3.3)

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries. In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC Corporate Structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

The Company's consolidated financial operations include two segments: Allmerica Financial Services ("AFS") and Asset Management ("AM"). At December 31, 2003, the AFS segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. CLOSED BLOCK

FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES

All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H. REINSURANCE RECEIVABLES

The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract terms. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL

In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholders' equity or net investment income.

L. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values, also referred to as guaranteed minimum death benefits ("GMDB").

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum fund values in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC was calculated on a separate return basis and any current tax liability was paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries were not reimbursed to the subsidiary until such losses or credits could be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from policy acquisition expenses, loss and LAE reserves, policy reserves, tax credit carryforwards, employee benefit plans, net operating loss and capital loss carryforwards, and unrealized appreciation or depreciation on investments.

O. NEW ACCOUNTING PRONOUNCEMENTS

In February 2004, the Financial Accounting Standards Board's Emerging Issues Task Force reached a consensus regarding certain disclosure requirements in EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The disclosures required by EITF No. 03-1 are effective for fiscal years ending after December 15, 2003. The Emerging Issues Task Force is discussing further the other issues addressed in EITF No. 03-1, including the meaning of other-than-temporary impairment and its application to investments accounted for under the cost method or the equity method, or as either available-for-sale or held-to-maturity under Statement No. 115.

In December 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 - revised"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 - revised requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement are effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments are effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 - revised did not have a material effect on the Company's financial position or results of operations.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"). SOP 03-1 is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement is effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Based on the equity market level as of December 31, 2003, the Company estimates an additional $1 million to $2 million charge, net of taxes, in the first quarter of 2004, upon adoption of this statement.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, which was subsequently revised by the December 2003 issuance of Interpretation No. 46, (collectively referred to as "FIN 46" or the "Interpretation"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures were applicable immediately for those entities for which it was reasonably possible that the enterprise would, upon adoption of FIN 46, consolidate or be required to disclose information about any variable interest entities. Additionally, an enterprise with an interest in an entity to which FIN 46 had not been applied as of December 24, 2003, is required to apply this Interpretation no later than the end of the first reporting period that ends after March 15, 2004. Application of FIN 46 for special purpose entities was required no later than as of the end of the first reporting period that ends after December 15, 2003. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2003, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate those entities as a result of implementing FIN 46. However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $8.8 million at December 31, 2003.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others, which is being superseded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (including Certain Costs Incurred in a Restructuring) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends ARB No. 51, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

In June 1998, the FASB issued Statement No. 133 which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P. RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.   REORGANIZATION OF THE AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,                                                                             2001
----------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues:
       As previously reported                                                         $  873.3
       Effect of change in reporting entity                                             (597.3)
                                                                                      --------
           As restated                                                                   276.0
                                                                                      ========
Net Income:
       As previously reported                                                             36.4
       Effect of change in reporting entity                                              (73.9)
                                                                                      --------
              As restated                                                             $  (37.5)
                                                                                      ========

3.   DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $17.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $86.7 million at December 31, 2003 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2003 and 2002, the discontinued segment had assets of approximately $284.5 million and $290.4 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $350.5 million and $347.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $14.5 million, $23.3 million and $34.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

4.   SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its AFS segment retail broker/dealer operations (see Note 14 for a description of the Company's operating segments). These operations had distributed third-party investment and insurance products through VeraVest Investment, Inc. Results in 2003 include a pre-tax charge of $3.3 million for asset impairments in connection with this action. The Company recognized a pre-tax restructuring charge of $21.9 million in 2003, in accordance with Statement No. 146. Approximately $12.1 million of this charge relates to severance and other employee related costs associated with the termination of 532 employees, and $9.8 million relates to contract termination fees and other costs. Of the 532 employees, 487 have been terminated as of December 31, 2003. All levels of employees, from staff to senior management, were affected by the decision. As of December 31, 2003, the Company has made payments of approximately $4.9 million related to this restructuring plan, of which $3.0 million relates to severance and other employee related costs and $1.9 million relates to contract termination fees and other costs. The Company currently anticipates an additional $3 million to $5 million of expenses will be recognized in 2004 related to this restructuring.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $1.0 million of universal life insurance reserves. At December 31, 2002, the Company recorded a pre-tax loss from this transaction of $0.8 million. This loss consisted primarily of the aforementioned ceded reserves and a permanent impairment of the universal life deferred acquisition cost ("DAC") asset of $0.2 million. This loss is reflected as a separate line item in the Consolidated Statements of Income.

In 2003 and 2002, the Company retired $78.8 million and $548.9 million, respectively, of long-term funding agreement obligations at discounts. This resulted in pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as gains from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $6.4 million and $14.1 million, were recorded as net realized investment losses in the Consolidated Statements of Income in 2003 and 2002, respectively. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment, which has been accounted for under the guidance of EITF No. 94-3. Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 411 employees have been terminated as of December 31, 2003 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2003, the Company has made payments of approximately $13.6 million related to this restructuring plan, of which approximately $11.2 million relates to severance and other employee related costs. During 2003, the Company eliminated an additional 158 positions related to this restructuring, of which 151 employees have been terminated as of December 31, 2003. The Company recorded a pre-tax charge of $7.0 million during 2003, in accordance with Statement No. 146, consisting of $6.7 million of employee related costs and $0.3 million related to contract cancellations. As of December 31, 2003, the Company has made payments of approximately $4.5 million related to this restructuring plan, of which approximately $4.2 million relates to severance and other employee related costs. The plan is substantially complete.

5.   INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                     GROSS        GROSS
                                                    AMORTIZED     UNREALIZED    UNREALIZED      FAIR
DECEMBER 31,                                         COST (1)        GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and
  agency securities                                $     196.7    $      1.9     $     0.4    $   198.2
States and political subdivisions                          2.0           0.1           0.1          2.0
Foreign governments                                        8.5           0.3             -          8.8
Corporate fixed maturities                             2,062.4         114.8          13.7      2,163.5
Mortgage-backed securities                               435.7          12.4           1.8        446.3
                                                   ----------------------------------------------------
Total fixed maturities                             $   2,705.3    $    129.5     $    16.0    $ 2,818.8
                                                   ====================================================
Equity securities                                  $       3.3    $      2.3     $     0.1    $     5.5
                                                   ====================================================


                                                                     GROSS        GROSS
                                                    AMORTIZED     UNREALIZED    UNREALIZED      FAIR
DECEMBER 31,                                         COST (1)        GAINS        LOSSES        VALUE
-------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2002
U.S. Treasury securities and U.S. government and
  agency securities                                $     139.9    $      3.8     $       -    $   143.7
States and political subdivisions                          1.0             -             -          1.0
Foreign governments                                        6.7           0.3           0.1          6.9
Corporate fixed maturities                             2,131.8         118.3          49.3      2,200.8
Mortgage-backed securities                               377.4          18.8           0.1        396.1
                                                   ----------------------------------------------------
Total fixed maturities                             $   2,656.8    $    141.2     $    49.5    $ 2,748.5
                                                   ====================================================
Equity securities                                  $       2.0    $      0.2     $     0.3    $     1.9
                                                   ====================================================

(1)  AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $112.9 million and $3.4 million, at December 31, 2003 and 2002, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities.

The Company had fixed maturities with an amortized cost of $32.2 million and $32.7 million on deposit with various state and governmental authorities at December 31, 2003 and 2002, respectively. Fair values related to these securities were $33.7 million and $34.4 million at December 31, 2003 and 2002, respectively.

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2003 and 2002, fixed maturities held as collateral had a fair value of $126.4 million and $16.0 million, respectively.

At December 31, 2003, there were contractual investment commitments of $1.9 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                   2003
                                                          -----------------------
                                                          AMORTIZED       FAIR
DECEMBER 31,                                                COST          VALUE
---------------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                                   $    223.2    $   227.4
Due after one year through five years                        1,183.6      1,241.6
Due after five years through ten years                         673.3        706.8
Due after ten years                                            625.2        643.0
                                                          -----------------------
Total                                                     $  2,705.3    $ 2,818.8
                                                          =======================

B. MORTGAGE LOANS AND REAL ESTATE

The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2003 and 2002. The carrying values of mortgage loans, net of applicable reserves, were $122.3 million and $175.1 million at December 31, 2003 and 2002, respectively. Reserves for mortgage loans were $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively.

At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. No real estate was held at December 31, 2002 in the Company's investment portfolio. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans in 2002.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2003.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                                                          2003        2002
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Property type:
        Office building                                                             $   66.6    $   95.1
        Industrial / warehouse                                                          26.6        34.1
        Retail                                                                          23.6        40.4
        Residential                                                                      6.6         6.9
        Other                                                                            0.2         0.5
        Valuation Allowances                                                            (1.3)       (1.9)
                                                                                    --------------------
Total                                                                                $ 122.3    $  175.1
                                                                                    ====================
Geographic region:
        New England                                                                 $   39.4    $   40.6
        Pacific                                                                         26.0        28.4
        East North Central                                                              20.6        25.9
        South Atlantic                                                                  18.3        39.7
        West South Central                                                               6.1        18.6
        Middle Atlantic                                                                  4.9         9.9
        Other                                                                            8.3        13.9
        Valuation Allowances                                                            (1.3)       (1.9)
                                                                                    --------------------
                                                                                    $  122.3    $  175.1
                                                                                    ====================

At December 31, 2003, scheduled mortgage loan maturities were as follows: 2004 - $42.4 million; 2005 - $4.5 million; 2006 - $10.8 million; 2007 - $6.6 million;
2008 - $0.6 million and $57.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2003, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2003 and 2002. There was no interest income received in 2003 and 2002 related to impaired loans.

C. DERIVATIVE INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of guaranteed investment contracts ("GIC") and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Finally, the Company is exposed to changes in the equity market due to increases in GMDB reserves that result from declines in the equity market. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and US Treasury notes, of $71.6 million and $23.7 million at December 31, 2003 and 2002, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES

The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized net losses of $0.2 million for the year ended December 31, 2003 and net gains of $0.3 million for both the years ended December 31, 2002 and 2001, reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. These losses and gains represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES

The Company may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

The Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

Further, the Company also enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized a net loss of $9.1 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts, which were reported in other income in the Consolidated Statements of Income. Additionally, for the year ended December 31, 2001, the Company recognized a net loss of $37.6 million, representing the total ineffectiveness on all cash flow hedges, which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as the uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in losses (gains) on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2003, $40.1 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F. TRADING ACTIVITIES

The Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

During the years ended December 31, 2003, 2002, and 2001, respectively, the Company recognized net gains of $12.3 million and $10.9 million, and a net loss of $1.4 million on all trading derivatives. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which is recorded in other income in the Consolidated Statements of Income. The 2003 net gain also includes a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 and the net loss of $1.4 million in 2001 represent the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in (gains) losses on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002, while net realized investment losses related to these contracts were $4.3 million for the year ended December 31, 2001.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million and $0.7 million for the years ended December 31, 2002 and 2001, respectively.

G. VARIABLE INTEREST ENTITY

At December 31, 2002, the Company held a $36.9 million par value investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The Company sold its investment in Allmerica CBO I during 2003.

H. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                      EQUITY
                                                                       FIXED        SECURITIES
FOR THE YEARS ENDED DECEMBER 31,                                    MATURITIES   AND OTHER(1),(2)    TOTAL
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
Net depreciation, beginning of year                                 $    (38.3)    $     (1.0)      $  (39.3)
                                                                    ----------------------------------------
       Net appreciation (depreciation)  on available-for-sale
          securities and derivative instruments                           14.6           (0.7)          13.9
       Net appreciation from the effect on deferred
          policy acquisition costs and on policy liabilities               0.3              -            0.3
       (Provision) benefit for deferred federal income taxes              (5.2)           0.2           (5.0)
                                                                    ----------------------------------------
                                                                           9.7           (0.5)           9.2
                                                                    ----------------------------------------
Net depreciation, end of year                                            (28.6)          (1.5)         (30.1)
                                                                    ----------------------------------------

2002
Net appreciation (depreciation), beginning of year                  $     19.2     $     (1.4)      $   17.8
                                                                    ----------------------------------------
       Net (depreciation) appreciation on available-for-sale
          securities and derivative instruments                          (62.2)           0.5          (61.7)
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities             (26.2)             -          (26.2)
       Benefit (provision) for deferred federal income taxes              30.9           (0.1)          30.8
                                                                    ----------------------------------------
                                                                         (57.5)           0.4          (57.1)
                                                                    ----------------------------------------
Net (depreciation), end of year                                     $    (38.3)    $     (1.0)      $  (39.3)
                                                                    ----------------------------------------

2001
Net (depreciation) appreciation, beginning of year                  $    (24.1)    $     10.8       $  (13.3)
                                                                    ----------------------------------------
       Net appreciation (depreciation)  on available-for-sale
          Securities and derivative instruments                           88.2          (18.8)          69.4
       Net depreciation from the effect on deferred
          policy acquisition costs and on policy liabilities             (21.5)             -          (21.5)
       (Provision) benefit for deferred federal income taxes             (23.4)           6.6          (16.8)
                                                                    ----------------------------------------
                                                                          43.3          (12.2)          31.1
                                                                    ----------------------------------------
Net appreciation (depreciation), end of year                        $     19.2     $     (1.4)      $   17.8
                                                                    ----------------------------------------

(1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $7.2 MILLION AND $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2003, 2002, AND 2001, RESPECTIVELY.

(2) INCLUDES NET APPRECIATION ON OTHER INVESTMENTS OF $(4.2) MILLION, $0.6 MILLION, AND $0.8 MILLION IN 2003, 2002 AND 2001, RESPECTIVELY.

I. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2003 and 2002:

                                                                  2003                              2002
-------------------------------------------------------------------------------------------------------------------
                                                         GROSS                            GROSS
                                                       UNREALIZED         FAIR          UNREALIZED         FAIR
FOR THE YEARS ENDED DECEMBER 31,                         LOSSES           VALUE           LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
0-6 months                                             $      6.0     $      416.8     $        3.6     $     88.8
7-12 months                                                   3.9            140.1              0.6            7.2
Greater than 12 months                                        3.7             73.6             13.0          109.7
                                                       ----------     ------------     ------------     ----------
Total investment grade fixed maturities                      13.6            630.5             17.2          205.7

Below investment grade fixed maturities (2):
0-6 months                                                    0.4             15.0              8.5           62.6
7-12 months                                                   0.6              0.8              7.1           57.6
Greater than 12 months                                        1.4             23.6             16.7           87.3
                                                       -----------------------------------------------------------
Total below investment grade fixed maturities                 2.4             39.4             32.3          207.5
Equity securities                                             0.1              1.2              0.3            1.1
                                                       -----------------------------------------------------------
Total fixed maturities and equity securities           $     16.1     $      671.1     $       49.8     $    414.3
                                                       ===========================================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $0.5 MILLION AT DECEMBER 31, 2003. THERE WERE NO GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THESE CATEGORIES AT DECEMBER 31, 2002.

(2) AT DECEMBER 31, 2003 AND 2002, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; and, the financial condition and prospects of the issuer's market and industry. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

J. OTHER

At December 31, 2003 and 2002, the Company had the following investments at fair value which exceeded 10% of shareholder's equity.

ISSUER NAME                                                                             2003        2002
----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal National Mortgage Association                                               $    129.4  $     88.7
Federal Home Loan Mortgage Corporation                                                    80.1        67.4
Morgan Stanley Dean Witter Capital I                                                      69.9        55.9
U.S. Treasury                                                                             48.9        56.3
Bear Stearns Commercial Mortgage                                                          47.2           -
JP Morgan Chase Commercial Mortgage                                                       35.0        40.5
Marshall Money Market Fund                                                                34.9           -
First Union National Bank Commercial Mortgage                                             32.9        34.5
UBS                                                                                          -        53.0
Clipper Receivables Corporation                                                              -        40.0
CS First Boston Mortgage Securities Corporation                                              -        28.9
New Boston ACA Ltd. Partner                                                                  -        28.6
Telefonica Europe                                                                            -        28.1

6.   INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                            2003        2002        2001
----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                          $  159.6     $ 230.9     $ 275.6
Equity securities                                                              0.1         0.1         0.1
Mortgage loans                                                                12.4        16.4        28.2
Policy loans                                                                  10.1         9.9        12.0
Derivatives                                                                   (5.9)      (37.7)      (48.0)
Other long-term investments                                                    5.0         8.4        12.5
Short-term investments                                                         0.9         2.1         3.0
                                                                          --------------------------------
Gross investment income                                                      182.2       230.1       283.4
Less investment expenses                                                      (3.6)       (8.0)      (10.6)
                                                                          --------------------------------
Net investment income                                                     $  178.6     $ 222.1     $ 272.8
                                                                          ================================

The Company had fixed maturities with a carry value of $9.0 million and $10.6 million on non-accrual status at December 31, 2003 and 2002, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2003, however the Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $2.3 million, $9.6 million, and $6.4 million in 2003, 2002, and 2001, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2003 and 2002.

There were no mortgage loans which were non-income producing at December 31, 2003 and 2002. However, the Company had non-income producing fixed maturities with a carrying value of $3.3 million and $4.3 million at December 31, 2003 and 2002, respectively.

Included in other long-term investments is income from limited partnerships of $3.2 million, $5.0 million, and $8.6 million in 2003, 2002, and 2001, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                            2003        2002        2001
----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities                                                          $  13.3    $  (14.0)    $ (69.5)
Equity securities                                                             0.5           -        22.9
Mortgage loans                                                                0.8         0.8         6.3
Derivatives                                                                  (4.4)      (53.1)      (32.8)
Other long-term investments                                                  (2.6)        2.0        (7.6)
                                                                          --------------------------------
Net realized investment gains (losses)                                    $   7.6    $  (64.3)    $ (80.7)
                                                                          ================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                      PROCEEDS FROM
                                                        VOLUNTARY          GROSS          GROSS
FOR THE YEARS ENDED DECEMBER 31,                          SALES            GAINS          LOSSES
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
Fixed maturities                                        $   583.8        $   39.9        $    5.6
Equity securities                                             0.7             0.6               -

2002
Fixed maturities                                        $ 1,636.0        $   83.1        $   20.4
Equity securities                                             0.1             0.1               -

2001
Fixed maturities                                        $   757.4        $   32.6        $   20.5
Equity securities                                            24.5            24.1               -

The Company recognized losses of $22.5 million, $81.5 million, and $89.4 million in 2003, 2002, and 2001, respectively, related to other-than-temporary impairments of fixed maturities and other securities.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                              2003       2002       2001
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation (depreciation) on available-for-sale securities:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $11.4, $(14.5) and $(2.7) in 2003, 2002 and 2001)               $ 21.2    $ (26.9)  $   (5.0)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $3.9, $(4.2) and $(19.0) million in
2003, 2002 and 2001                                                             7.3       (7.8)     (35.2)
                                                                             ----------------------------
Total available-for-sale securities                                            13.9      (19.1)      30.2
                                                                             ----------------------------
Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of taxes
(benefit) of $10.7, $4.7 and $(63.4) million in 2003, 2002 and 2001)           19.9        8.9     (117.7)

Less: reclassification adjustment for gain (losses) included in net income
(net of taxes (benefit) of $13.2, $25.2 and $(63.9) million in 2003, 2002
and 2001)                                                                      24.6       46.9     (118.6)
                                                                             ----------------------------
Total derivative instruments                                                   (4.7)     (38.0)       0.9
                                                                             ----------------------------
Net unrealized appreciation (depreciation) on available-for-sale securities  $  9.2    $ (57.1)  $   31.1
                                                                             ============================

7.   FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS

Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                         2003                      2002
                                                               -------------------------------------------------
                                                                CARRYING       FAIR       CARRYING      FAIR
DECEMBER 31,                                                      VALUE        VALUE        VALUE       VALUE
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Cash and cash equivalents                                  $    192.8   $    192.8   $    120.8   $    120.8
    Fixed maturities                                              2,818.8      2,818.8      2,748.5      2,748.5
    Equity securities                                                 5.5          5.5          1.9          1.9
    Mortgage loans                                                  122.3        128.1        175.1        186.0
    Policy loans                                                    160.3        160.3        171.9        171.9
    Derivatives                                                      36.5         36.5         44.7         44.7
    Company owned life insurance                                        -            -         67.2         67.2
                                                               -------------------------------------------------
                                                               $  3,336.2   $  3,342.0   $  3,330.1   $  3,341.0
                                                               =================================================
Financial Liabilities
    Guaranteed investment contracts                                 207.5        217.0   $    207.2   $    220.4
    Derivatives                                                      15.7         15.7         24.6         24.6
    Supplemental contracts without life contingencies                22.7         22.7         20.1         20.1
    Dividend accumulations                                           87.1         87.1         87.6         87.6
    Other individual contract deposit funds                          15.3         15.3         16.5         16.5
    Other group contract deposit funds                              162.2        165.3        164.6        173.5
    Individual annuity contracts - general account                  120.2        114.9        147.5        146.9
    Trust instruments supported by funding obligations            1,200.3      1,210.8      1,202.8      1,224.5
                                                               -------------------------------------------------
                                                               $  1,831.0   $  1,848.8   $  1,870.9   $  1,914.1
                                                               =================================================

8.   CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2003 and 2002 and for the periods ended December 31, 2003, 2002 and 2001 is as follows:

DECEMBER 31,                                                                     2003             2002
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Assets
    Fixed maturities, at fair value (amortized cost of $496.2 and $517.4)    $      523.4      $    542.4
    Mortgage loans                                                                   40.7            46.6
    Policy loans                                                                    156.1           167.4
    Cash and cash equivalents                                                         9.4             0.3
    Accrued investment income                                                        12.3            13.1
    Deferred policy acquisition costs                                                 6.1             8.2
    Deferred federal income taxes                                                     7.6             5.4
    Other assets                                                                      4.9             4.7
                                                                             ----------------------------
Total assets                                                                 $      760.5      $    788.1
                                                                             ----------------------------
Liabilities
    Policy liabilities and accruals                                                 749.9           767.5
    Policyholder dividends                                                           62.8            57.1
    Other liabilities                                                                 2.6            23.8
                                                                             ----------------------------
Total liabilities                                                            $      815.3      $    848.4
                                                                             ----------------------------
Excess of  Closed Block liabilities over assets designated to the
  Closed Block                                                               $       54.8      $     60.3
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal income tax
  benefits of $5.5 million and $5.2 million                                         (10.2)           (9.6)
                                                                             ----------------------------
Maximum future earnings to be recognized from Closed Block assets and
  liabilities                                                                $       44.6      $     50.7
                                                                             ============================

FOR THE YEARS ENDED DECEMBER 31,               2003         2002        2001
------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
  Premiums and other income                  $   40.8     $   46.2    $   47.2
  Net investment income                          46.4         51.3        54.1
  Realized investment losses                      2.3         (8.3)       (2.2)
                                             ---------------------------------
Total revenues                                   89.5         89.2        99.1
                                             ---------------------------------
Benefits and expenses
  Policy benefits                                80.7         79.4        83.1
  Policy acquisition expenses                     2.2          2.2         0.6
  Other operating expenses                        0.2          0.7           -
                                             ---------------------------------
Total benefits and expenses                      83.1         82.3        83.7
                                             ---------------------------------
Contribution from the Closed Block           $    6.4     $    6.9    $   15.4
                                             ---------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                    2003         2002           2001
------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash flows
    Cash flows from operating activities:
    Contribution from the Closed Block                            $   6.4      $     6.9      $   15.4
    Adjustment for net realized investment (gains) losses            (2.3)           8.3           2.2
    Change in:
       Deferred policy acquisition costs                              2.1            2.2           0.6
       Policy liabilities and accruals                              (15.0)         (31.2)        (12.3)
       Expenses and taxes payable                                   (21.2)           9.6          (0.2)
       Other, net                                                    (0.8)          (1.3)          2.4
                                                                  ------------------------------------
    Net cash (used in) provided by operating activities             (30.8)          (5.5)          8.1
    Cash flows from investing activities:
       Sales, maturities and repayments of investments              136.2          176.1         136.8
       Purchases of investments                                    (107.6)        (194.2)       (147.2)
       Policy loans and other, net                                   11.3           14.7           9.6
                                                                  ------------------------------------
    Net cash provided by (used in) investing activities              39.9           (3.4)         (0.8)
                                                                  ------------------------------------
Net increase (decrease) in cash and cash equivalents                  9.1           (8.9)          7.3
Cash and cash equivalents, beginning of year                          0.3            9.2           1.9
                                                                  ------------------------------------
Cash and cash equivalents, end of year                            $   9.4      $     0.3      $    9.2
                                                                  ------------------------------------

There were no reserves on mortgage loans at December 31, 2003 and 2002.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.   GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. Amortization expense in 2001 was $0.3 million, net of taxes. In accordance with Statement No. 142, the following table provides income (loss) before the cumulative effect of a change in accounting principle, net income (loss), and related per share amounts as of December 31, 2003, 2002 and 2001 as reported and adjusted as if the Company had ceased amortizing goodwill effective January 1, 2001.

DECEMBER 31,                                                     2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Reported income (loss) before cumulative effect of change
  in accounting principle                                     $     5.9   $    80.6    $  (34.3)
  Goodwill amortization                                               -           -         0.3
                                                              ---------   ---------    --------
  Adjusted income (loss) before cumulative effect of
    change in accounting principle                            $     5.9   $    80.6    $  (34.0)
                                                              =========   =========    ========

  Reported net income (loss)                                  $     5.9   $    79.0    $  (37.5)
  Goodwill amortization                                               -           -         0.3
                                                              ---------   ---------    --------
  Adjusted net income (loss)                                  $     5.9   $    79.0    $  (37.2)
                                                              =========   =========    ========

In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003. Based on this review, the Company recorded, during the fourth quarter of 2003, a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This charge, which relates to the Allmerica Financial Services segment (see Note 14 - Segment Information), was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The remaining $0.9 million of goodwill was expensed as a component of the loss on sale.

10.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expenses (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                 2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense (benefit)
    Current                                                   $    21.4   $    18.5    $   10.8
    Deferred                                                      (17.3)       (9.7)      (53.1)
                                                              ---------------------------------
Total                                                         $     4.1   $     8.8    $  (42.3)
                                                              =================================

The federal income taxes attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                2003         2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense  (benefit)                $     3.5   $    31.3    $  (26.8)
    Tax credits                                                    (4.5)      (10.8)      (10.8)
    Restricted stock                                                2.1           -           -
    Sale of subsidiary                                              1.5           -           -
    Prior years' federal income tax settlement                      1.3       (11.6)          -
    Dividend received deduction                                    (1.0)       (0.9)       (1.6)
    Changes in other tax estimates                                  0.9         0.7        (1.4)
    Other, net                                                      0.3         0.1        (1.7)
                                                              ---------------------------------
Federal income tax expense (benefit)                          $     4.1   $     8.8    $  (42.3)
                                                              =================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                                    2003        2002
-----------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
    Insurance reserves                                        $   (57.0)  $   (65.0)
    Deferred acquisition costs                                      6.9        10.4
    Tax credit carryforwards                                      (55.3)      (53.4)
    Employee benefit plans                                        (45.9)      (52.3)
    Loss carryforwards                                            (17.9)       (3.6)
    Discontinued operations                                       (18.6)      (22.4)
    Software capitalization                                         0.4
    Investments, net                                              (29.9)      (20.3)
    Restructuring reserve                                          (7.4)       (3.8)
    Other, net                                                     (2.8)      (11.6)
                                                              ---------------------
Deferred tax asset, net                                       $  (227.5)  $  (222.0)
                                                              =====================

Gross deferred income tax assets totaled approximately $302.6 million and $447.7 million at December 31, 2003 and 2002, respectively. Gross deferred income tax liabilities totaled approximately $75.2 million and $225.7 million at December 31, 2003 and 2002, respectively.

The Company believes, based on objective evidence, the deferred tax assets will be realized. At December 31, 2003, there are available low income housing credit carryforwards of $52.6 million, which will expire beginning in 2018. At December 31, 2003, the Company has capital loss carryforwards of $17.9 million which expire in 2008.

In the first quarter of 2004, the Company has reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that will result in a tax benefit of approximately $30 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. Certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11.  PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ASSUMPTIONS

The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31,                                                      2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                                     5.875%      6.250%      6.875%
Expected return on plan assets                                     8.50%       8.50%       9.50%
Rate of compensation increase                                      4.00%       4.00%       4.00%
Cash balance allocation                                            5.00%       3.00%       5.00%
Cash balance interest crediting rate                               5.00%       6.00%       7.00%

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

DECEMBER 31,                                                      2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                                     6.250%      6.875%      7.250%
Expected return on plan assets                                     8.50%       9.50%       9.50%
Rate of compensation increase                                      4.00%       4.00%       4.00%
Cash balance allocation                                            5.00%       3.00%       5.00%
Cash balance interest crediting rate                               6.00%       7.00%       7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2002, resulting in an expected rate of return on plan assets for 2003 of 8.50%.

PLAN ASSETS

The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as manage expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2003 and 2002 for the Company's plan assets are as follows:

                                                      TARGET        DECEMBER 31
                                                      LEVELS      2003        2002
-----------------------------------------------------------------------------------
(IN MILLIONS)
Equity securities:
  Domestic                                                47%     43.35%      46.09%
  International                                           20%     20.19%      15.36%
  AFC Common Stock                                         5%      7.41%       2.44%
                                                      ------     ------      ------
Total equity securities                                   72%     70.95%      63.89%
                                                      ------     ------      ------
  Fixed maturities                                        26%     28.73%      34.37%
  Money market funds                                       2%      0.32%       1.74%
                                                      ------     ------      ------
Total fixed maturities and money market funds             28%     29.05%      36.11%
                                                      ------     ------      ------
  Total assets                                           100%    100.00%     100.00%
                                                      ======     ======      ======

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2003, approximately 66% of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2003 and 2002 with a market value of $24.5 million and $8.0 million, respectively.

OBLIGATIONS AND FUNDED STATUS

The following table is a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets. At December 31, 2003 and 2002, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2003 and 2002, the Company had $6.3 million and $10.3 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2003, the Company recorded a decrease in the minimum pension liability of $4.0 million, while in 2002, the Company recorded an increase of $7.2 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as the $25.0 million Company contribution to the qualified plan in 2003.

DECEMBER 31,                                                     2003        2002
-----------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                                $   512.3   $   512.9
                                                              ---------------------
Change in benefit obligation:
Projected benefit obligations, beginning of year              $   525.4   $   483.2
Service cost - benefits earned during the year                     11.8        11.1
Interest cost                                                      30.4        32.6
Actuarial (gains) losses                                          (14.0)       28.6
Benefits paid                                                     (31.1)      (30.1)
                                                              ---------------------
Projected benefit obligations, end of year                        522.5       525.4
                                                              ---------------------
Change in plan assets:
Fair value of plan assets, beginning of year                      269.0       364.3
Actual return on plan assets                                       64.5       (68.8)
Company contribution                                               28.3         3.6
Benefits paid                                                     (31.1)      (30.1)
                                                              ---------------------
Fair value of plan assets, end of year                            330.7       269.0
                                                              ---------------------
Funded status of the fund                                        (191.8)     (256.4)
Unrecognized transition obligation                                (12.8)      (15.0)
Unamortized prior service cost                                     (8.3)       (3.5)
Unrecognized net actuarial gains                                   24.6        26.3
                                                              ---------------------
Net pension liability                                         $  (188.3)  $  (248.6)
                                                              ---------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $3.3 million and $4.7 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company has also recorded intangible assets related to its non-qualified plans of $0.6 million and $3.8 million as of December 31, 2003 and 2002, respectively.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost - benefits earned during the year                $    11.8   $    11.1    $   14.7
Interest cost                                                      30.4        32.6        30.9
Expected return on plan assets                                    (22.4)      (33.4)      (39.6)
Recognized net actuarial loss (gain)                               28.9        11.3        (0.4)
Amortization of transition asset                                   (2.2)       (2.2)       (2.2)
Amortization of prior service cost                                 (3.0)       (2.6)       (3.1)
Curtailment loss and special termination benefits                   0.7         5.4           -
                                                              ---------------------------------
  Net periodic pension cost (benefit)                         $    44.2   $    22.2    $    0.3
                                                              =================================

The curtailment loss in 2003 of $0.7 million is the result of the AFS VeraVest restructuring effort in the fourth quarter of 2003 (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the AFS VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned 2002 AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net pension cost over five years.

CONTRIBUTIONS

The Company is required to contribute $2.7 million to its qualified pension plan in 2004 in order to fund its minimum obligation in accordance with ERISA. At this time, no additional contributions are expected to be made to the qualified plan. In addition, the Company expects to contribute $3.2 million to its non-qualified pension plans to fund 2004 benefit payments.

OTHER

In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2003, 2002 and 2001, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.4 million, $5.0 million, and $5.7 million in 2003, 2002 and 2001, respectively. The Company allocated $5.1 million, $4.7 million and $5.4 million of the 401(k) expense to its affiliated companies in 2003, 2002 and 2001, respectively. In addition to this plan, the Company also has a defined contribution plan for substantially all of its former AFS agents. The Company recognized expenses in 2003, 2002 and 2001 of $1.1 million, $3.1 million, and $3.3 million, respectively, related to this plan. The decrease in expense in 2003 is due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions). As a result, there will be no future agent or employer contributions to this plan.

12.  OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The Company has elected to defer accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act"). The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. Authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to modify previously reported information.

DECEMBER 31,                                                                 2003        2002
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:
Accumulated postretirement benefit obligation, beginning of year          $    75.9    $   77.2
Service cost                                                                    1.4         2.2
Interest cost                                                                   4.9         5.0
Actuarial losses                                                               10.7         4.7
Plan amendments                                                                (9.6)          -
Benefits paid                                                                  (4.4)       (4.2)
Curtailment gain and special termination benefits                                 -        (9.0)
                                                                          ---------------------
Accumulated postretirment benefit obligation, end of year                      78.9        75.9
                                                                          ---------------------
Fair value of plan assets, end of year                                            -           -
                                                                          ---------------------
Funded status of plan                                                         (78.9)      (75.9)
Unamortized prior service cost                                                (10.5)       (2.8)
Unrecognized net actuarial losses (gains)                                       4.5        (6.0)
                                                                          ---------------------
Accumulated postretirement benefit costs                                  $   (84.9)   $  (84.7)
                                                                          ---------------------

Plan amendments in 2003 resulted in a benefit of $9.6 million and reflect a net increase in certain home office retiree contributions, deductibles and copayments, thereby lowering plan costs.

FOR THE YEARS ENDED DECEMBER 31,                                 2003        2002        2001
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                                  $     1.4   $     2.2    $    2.3
Interest cost                                                       4.9         5.0         4.9
Recognized net actuarial loss (gain)                                0.2        (0.3)       (0.4)
Amortization of prior service cost                                 (1.9)       (2.2)       (2.2)
Curtailment loss and special termination benefits                     -        (6.8)          -
                                                              ---------------------------------
  Net periodic pension cost (benefit)                         $     4.6   $    (2.1)   $    4.6
                                                              =================================

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $1.7 million and $2.4 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS

The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31                                    2003        2002
-----------------------------------------------------------------------------------
Postretirement benefit obligations discount rate                  5.875%      6.250%
Postretirement benefit cost discount rate                         6.250%      6.875%

     Assumed health care cost trend rates are as follows:

DECEMBER 31                                                        2003        2002
-----------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                    10%          9%
Rate to which the cost trend is assumed to decline
  (ultimate trend rate)                                               5%          5%
Year the rate reaches the ultimate trend rate                      2012        2010

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                                      2003        2002
--------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total service and interest cost during 2003                               $    0.3    $   (0.3)
Effect on accumulated postretirement benefit obligation at December 31, 2003        $    3.2    $   (2.8)

13.  DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% ofFAFLIC's Company Action Level, which was $78.9 million at December 31, 2003. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $176.6 million at December 31, 2003 for FAFLIC. The Company Action Level is the first level in which the Massachusetts Insurance Commissioner would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that FAFLIC would not require additional capital contributions from AFC. No dividends were declared by FAFLIC to its parent during 2002 or 2001, and neither company can pay dividends to their parent without prior approval from the Massachusetts Insurance Commissioner.

14.  SEGMENT INFORMATION

The Company offers financial products and services and conducts business principally in three operating segments. These segments are Property and Casualty (formerly "Risk Management"), AFS, and Asset Management (formerly "Allmerica Asset Management"). Prior to 2003, AFS and Asset Management comprised the Asset Accumulation group. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Property and Casualty segment includes the Company's discontinued operations (see Note 3 - Discontinued Operations).

At December 31, 2003, our AFS segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest. VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4
- Significant Transactions). This segment continues to provide investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients through its subsidiary, Opus Investment Management, Inc., a Registered Investment Advisor. Additionally, this segment includes AMGRO, Inc., the Company's property and casualty insurance premium financing business.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities (mandatorily redeemable preferred securities of a subsidiary trust holding solely junior subordinated debentures of the Company) and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax basis. Segment income excludes certain items, which are included in net income, such as federal income taxes and net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income (loss) enhances understanding of the Company's results of operations by highlighting net income (loss) attributable to the normal operations of the business. However, segment income (loss) should not be construed as a substitute for net income (loss) determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,                                                  2003        2002        2001
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment revenues:
         Allmerica Financial Services                                          $   178.0   $   203.5   $   213.2
         Asset Management                                                           78.2        99.7       143.5
                                                                               ---------------------------------
            Total segment revenues including closed block                          256.2       303.2       356.7
                                                                               ---------------------------------
Adjustment to segment revenues:
         Net realized gains (losses)                                                 7.6       (64.3)      (80.7)
                                                                               ---------------------------------
            Total revenues                                                     $   263.8   $   238.9   $   276.0
                                                                               =================================

FOR THE YEARS ENDED DECEMBER 31,                                                  2003        2002        2001
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment income (loss) before federal income taxes:
         Allmerica Financial Services                                          $    25.3   $     1.7   $    30.5
         Asset Management                                                            4.4        13.8        15.9
                                                                               ---------------------------------
            Subtotal                                                                29.7        15.5        46.4
                                                                               ---------------------------------
         Corporate                                                                  (3.2)        1.8       (11.9)
                                                                               ---------------------------------
              Segment income before federal income taxes                            26.5        17.3        34.5
                                                                               ---------------------------------
Adjustment to segment revenues:
          Net realized investment gains (losses), net of amortization                5.3       (57.7)      (78.4)
          Gain from retirement of trust instruments
             supported by funding obligations                                        5.7       102.6           -
          Loss from sale of universal life business                                    -        (0.8)          -
          Sales practice litigation                                                    -         2.5         2.5
          Restructuring costs                                                      (29.0)      (14.8)          -
          Net gains (losses) on derivative instruments                               1.5        40.3       (35.2)
                                                                               ---------------------------------
          Income (loss) before federal income taxes                            $    10.0   $    89.4   $   (76.6)
                                                                               =================================

DECEMBER 31,                                                          2003        2002       2003        2002
----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                               DEFERRED ACQUISITION
                                                                    IDENTIFIABLE ASSETS            COSTS
         Property and Casualty(1)                                  $   270.3   $   276.2   $     2.6   $     2.9
          Allmerica Financial Services                               3,084.8     3,423.3        48.3        56.6
          Asset Management                                           1,398.9     1,449.2           -           -
                                                                   ---------------------------------------------
                  Total                                            $ 4,754.0   $ 5,148.7   $    50.9   $    59.5
                                                                   =============================================

(1) CONSISTS OF ASSETS RELATED TO THE COMPANY'S DISCONTINUED OPERATIONS OF $270.3 MILLION AND $276.2 MILLION AT DECEMBER 31, 2003 AND 2002, RESPECTIVELY.

15.  LEASE COMMITMENTS

Rental expenses for operating leases amounted to $0.2 million, $1.0 million and $2.2 million in 2003, 2002 and 2001, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2003, future minimum rental payments under non-cancelable operating leases were approximately $22.0 million, payable as follows: 2004-$9.8 million; 2005-$6.0 million; 2006-$3.6 million; 2007-$1.6 million; and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2004.

16.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $3.3 million and $1.0 million at December 31, 2003 and 2002, respectively. This balance represents approximately 2.2% and 0.1% of the Company's reinsurance recoverables at December 31, 2003 and 2002, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                          2003       2002       2001
------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
       Direct                                                           $   43.2   $   49.8   $   50.8
       Assumed                                                               0.5        0.6        0.7
       Ceded                                                                (2.0)      (2.4)      (2.7)
                                                                        ------------------------------
Net premiums                                                            $   41.7   $   48.0   $   48.8
                                                                        ==============================
Life and accident and health insurance and other individual
  policy benefits, claims, losses and loss adjustment expenses:
       Direct                                                           $  132.7   $  166.8   $  213.3
       Assumed                                                              (1.5)      (4.0)       0.3
       Ceded                                                                (0.7)      (3.2)      (0.5)
                                                                        ------------------------------
Net policy benefits, claims, losses and loss adjustment expenses        $  130.5   $  159.6   $  213.1
                                                                        ==============================

17.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                                          2003          2002           2001
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                           $    59.5      $  77.1        $  80.1
       Acquisition expenses deferred                                         2.0         15.1           10.1
       Amortized to expense during the year                                (10.2)       (31.7)          (8.8)
       Impairment of DAC  asset related to annuity business                    -         (0.2)             -
       Adjustment to equity during the year                                 (0.4)        (0.8)          (1.9)
       Adjustment for commission buyout program                                -            -           (2.4)
                                                                       -------------------------------------
Balance at end of year                                                 $    50.9      $  59.5        $  77.1
                                                                       =====================================

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

In 2002, the Company recognized a permanent impairment related to its universal life DAC asset by $0.1 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $437.3 million, $434.8 million and $463.5 million at December 31, 2003, 2002 and 2001, respectively. Reinsurance recoverables related to this business were $322.4 million, $329.3 million and $343.0 million in 2003, 2002 and 2001, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business.

19.  CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Litigation

On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE f/b/o EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums of $2.5 million each. Plaintiffs, who AFLIAC identified as engaging in frequent transfers of significant sums between sub-accounts that in its opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in 2002. Plaintiffs allege that such restrictions constitute a breach of the terms of the annuity contracts and seek unspecified damages, including lost profits and prejudgment interest. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The court ordered limited discovery regarding the plaintiffs' attempts to trade following dissemination of the trading restrictions. The Company has filed a motion for reconsideration and clarification of the court's partial summary judgment opinion. Other than the limited discovery ordered by the court, no discovery in the case has ensued to date, and it is too early in the proceedings for the Company to assess the amount of potential damages if AFLIAC should ultimately be unsuccessful in defending this lawsuit. The outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Subsequently, the Company has recognized pre-tax benefits of $2.5 million and $2.3 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers. The Company has $0.7 million in reserves at December 31, 2003 related to this lawsuit.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial statements, although they could have a material effect on the results of operations for a particular quarter or annual period.

20.  RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $305.4 million, $576.1 million and $560.9 million in 2003, 2002 and 2001 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $39.9 million and $98.7 million at December 31, 2003 and 2002, respectively.

In accordance with the above agreement, FAFLIC has allocated a decrease of $69.0 million on the minimum pension liability as of December 31, 2003 and allocated a $112.6 million and $61.7 million minimum pension liability increase to its affiliates as of December 31, 2002 and December 31, 2001 respectively.

In March 2002, AFC declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In June 2002, AFC declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In December 2002, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In the fourth quarter of 2003, the Company recognized a pre-tax charge of $21.9 million related to the cessation of VeraVest Investments, Inc., of which 100% of these costs have been retained by the Company and have not been allocated to AFLIAC.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of the AFS segment of AFC. Although these actions relate to the entire AFS segment, which includes operations of both the Company and AFLIAC, 100% of these costs have been retained by the Company and have not been allocated to AFLIAC.

On December 31, 2002, FAFLIC dividended AFLIAC to its then immediate parent AFC (see Note 2 - Reorganization of AFC Corporate Structure).

21.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the Company included an increase in surplus of $27.6 related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus reflected by the Company totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net (loss) income and surplus are as follows:

(IN MILLIONS)                                         2003         2002        2001
------------------------------------------------------------------------------------
Statutory Net (Loss) Income
       Life and Health Companies                    $ (96.1)     $  18.1     $ (44.9)

Statutory Shareholder's Surplus
       Life and Health Companies                    $ 122.8      $ 162.2     $ 182.9

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First
Allmerica Financial Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 26, 2004

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                    AIT              AIT             AIT
                                                                                    CORE           EQUITY         GOVERNMENT
                                                                                   EQUITY           INDEX            BOND
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES         SHARES (b)        SHARES
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $  13,203,975    $  28,500,359    $  11,498,470
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................              624              146                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................       13,204,599       28,500,505       11,498,470

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $  13,204,599    $  28,500,505    $  11,498,470
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $  13,202,870    $  28,383,571    $  11,394,672
  Allmerica Premier Choice ................................................                -          116,934           74,663
  Allmerica Premier Choice with Optional Rider ............................            1,729                -           29,135
                                                                               -------------    -------------    -------------
                                                                               $  13,204,599    $  28,500,505    $  11,498,470
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $  20,058,370    $  30,545,068    $  11,489,412
Underlying Fund shares held ...............................................        8,420,902       11,618,573       10,415,281

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        6,396,061       11,519,339        7,304,737
  Net asset value per unit, December 31, 2003 .............................    $    2.064219    $    2.463993    $    1.559902

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -          119,324           69,724
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.979971    $    1.070837

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................            1,817                -           27,294
  Net asset value per unit, December 31, 2003 .............................    $    0.951626    $           -    $    1.067452

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                                   AIT
                                                                                    AIT           SELECT             AIT
                                                                                   MONEY          CAPITAL           SELECT
                                                                                  MARKET        APPRECIATION        GROWTH
                                                                                  SERVICE         SERVICE           SERVICE
                                                                                  SHARES           SHARES          SHARES (b)
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $  13,814,104    $  11,723,576    $  22,301,106
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................               48                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................       13,814,152       11,723,576       22,301,106

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                9
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $  13,814,152    $  11,723,576    $  22,301,097
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $  13,746,434    $  11,720,766    $  22,298,910
  Allmerica Premier Choice ................................................           67,718            2,810              501
  Allmerica Premier Choice with Optional Rider ............................                -                -            1,686
                                                                               -------------    -------------    -------------
                                                                               $  13,814,152    $  11,723,576    $  22,301,097
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $  13,814,104    $   9,331,730    $  26,086,862
Underlying Fund shares held ...............................................       13,814,104        5,516,977       15,508,418

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................       10,347,218        4,638,206       11,849,941
  Net asset value per unit, December 31, 2003 .............................    $    1.328515    $    2.527004    $    1.881774

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................           68,063            2,489              560
  Net asset value per unit, December 31, 2003 .............................    $    0.994929    $    1.129011    $    0.894007

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -            1,892
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $    0.891178

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                                    AIT
                                                                                    AIT            SELECT            AIT
                                                                                  SELECT         INVESTMENT         SELECT
                                                                               INTERNATIONAL        GRADE           VALUE
                                                                                  EQUITY           INCOME         OPPORTUNITY
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                SHARES (b)        SHARES (b)        SHARES
                                                                               -------------    -------------    --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $  10,471,659    $  11,266,316    $  15,894,970
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                3                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................       10,471,659       11,266,319       15,894,970

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $  10,471,659    $  11,266,319    $  15,894,970
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $  10,468,081    $  11,174,405    $  15,816,466
  Allmerica Premier Choice ................................................                -           87,205           65,877
  Allmerica Premier Choice with Optional Rider ............................            3,578            4,709           12,627
                                                                               -------------    -------------    -------------
                                                                               $  10,471,659    $  11,266,319    $  15,894,970
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $  10,221,103    $  11,218,432    $  12,996,073
Underlying Fund shares held ...............................................        9,450,956       10,068,200        7,753,644

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        7,237,475        6,767,236        5,752,718
  Net asset value per unit, December 31, 2003 .............................    $    1.446372    $    1.651251    $    2.749390

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -           81,215           54,285
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.073758    $    1.213534

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................            3,485            4,399           10,438
  Net asset value per unit, December 31, 2003 .............................    $    1.026583    $    1.070386    $    1.209720

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                 AIM V.I.          AIM V.I.
                                                                                AGGRESSIVE          BASIC          AIM V.I.
                                                                                  GROWTH            VALUE          BLUE CHIP
                                                                                 SERIES I         SERIES II        SERIES I
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,450,352    $   2,036,508    $     425,012
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        1,450,352        2,036,508          425,012

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   1,450,352    $   2,036,508    $     425,012
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,450,352    $   2,036,508    $     421,628
  Allmerica Premier Choice ................................................                -                -                -
  Allmerica Premier Choice with Optional Rider ............................                -                -            3,384
                                                                               -------------    -------------    -------------
                                                                               $   1,450,352    $   2,036,508    $     425,012
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,876,182    $   1,613,553    $     378,911
Underlying Fund shares held ...............................................          136,955          191,942           64,690

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        2,299,161        2,045,463          547,167
  Net asset value per unit, December 31, 2003 .............................    $    0.630818    $    0.995622    $    0.770566

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -            3,737
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $    0.905462

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003


                                                                                 AIM V.I.         AIM V.I.
                                                                                 CAPITAL          PREMIER
                                                                                DEVELOPMENT        EQUITY
                                                                                 SERIES II        SERIES I
                                                                               -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      59,134    $   1,949,801
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Total assets ..........................................................           59,134        1,949,801

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Net assets ............................................................    $      59,134    $   1,949,801
                                                                               =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $      59,134    $   1,947,367
  Allmerica Premier Choice ................................................                -            2,434
  Allmerica Premier Choice with Optional Rider ............................                -                -
                                                                               -------------    -------------
                                                                               $      59,134    $   1,949,801
                                                                               =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $      53,346    $   2,523,131
Underlying Fund shares held ...............................................            4,678           96,382

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................           59,968        3,019,511
  Net asset value per unit, December 31, 2003 .............................    $    0.986096    $    0.644928

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -            2,825
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.861578

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

                                                                                  ALLIANCE-        ALLIANCE-
                                                                                 BERNSTEIN        BERNSTEIN
                                                                                  GROWTH           PREMIER
                                                                                 AND INCOME        GROWTH
                                                                                CLASS B (a)      CLASS B (a)
                                                                               -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   8,072,889    $   2,753,150
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Total assets ..........................................................        8,072,889        2,753,150

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Net assets ............................................................    $   8,072,889    $   2,753,150
                                                                               =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   8,017,223    $   2,750,925
  Allmerica Premier Choice ................................................           55,666                -
  Allmerica Premier Choice with Optional Rider ............................                -            2,225
                                                                               -------------    -------------
                                                                               $   8,072,889    $   2,753,150
                                                                               =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   8,007,603    $   3,462,929
Underlying Fund shares held ...............................................          373,399          129,074

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        7,731,074        5,052,902
  Net asset value per unit, December 31, 2003 .............................    $    1.037013    $    0.544425

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................           54,684                -
  Net asset value per unit, December 31, 2003 .............................    $    1.017958    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -            2,648
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.840354

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                 ALLIANCE-                       DELAWARE VIP
                                                                                 BERNSTEIN        ALLIANCE-         GROWTH
                                                                                 SMALL CAP        BERNSTEIN      OPPORTUNITIES
                                                                                   VALUE            VALUE           SERVICE
                                                                                  CLASS B          CLASS B           CLASS
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,973,359    $   1,386,527    $     715,679
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        1,973,359        1,386,527          715,679

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   1,973,359    $   1,386,527    $     715,679
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,973,359    $   1,376,490    $     715,679
  Allmerica Premier Choice ................................................                -           10,037                -
  Allmerica Premier Choice with Optional Rider ............................                -                -                -
                                                                               -------------    -------------    -------------
                                                                               $   1,973,359    $   1,386,527    $     715,679
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,547,732    $   1,136,183    $     917,760
Underlying Fund shares held ...............................................          136,470          124,241           50,757

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        1,720,362        1,292,603          977,943
  Net asset value per unit, December 31, 2003 .............................    $    1.147060    $    1.064898    $    0.731821

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -            9,433                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.063989    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                                    EATON
                                                                                DELAWARE VIP       VANCE VT      FIDELITY
                                                                               INTERNATIONAL      FLOATING-          VIP
                                                                                  VALUE             RATE            ASSET
                                                                                  EQUITY           INCOME         MANAGER (a)
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   5,437,005    $     711,628    $   6,319,710
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        5,437,005          711,628        6,319,710

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   5,437,005    $     711,628    $   6,319,710
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   5,437,005    $     709,409    $   6,319,710
  Allmerica Premier Choice ................................................                -            2,219                -
  Allmerica Premier Choice with Optional Rider ............................                -                -                -
                                                                               -------------    -------------    -------------
                                                                               $   5,437,005    $     711,628    $   6,319,710
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   4,180,386    $     708,094    $           -
Underlying Fund shares held ...............................................          347,191           70,668                -

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        2,975,293          705,053        3,561,453
  Net asset value per unit, December 31, 2003 .............................    $    1.827385    $    1.006177    $    1.774475

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -            2,216                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.001244    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                 FIDELITY
                                                                                    VIP           FIDELITY
                                                                                 CONTRAFUND          VIP           FIDELITY
                                                                                  SERVICE          EQUITY-           VIP
                                                                                CLASS 2 (a)        INCOME           GROWTH
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   2,812,887    $  26,611,453    $  28,088,469
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        2,812,887       26,611,453       28,088,469

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   2,812,887    $  26,611,453    $  28,088,469
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   2,751,127    $  26,591,757    $  28,081,469
  Allmerica Premier Choice ................................................           61,760           17,925            5,294
  Allmerica Premier Choice with Optional Rider ............................                -            1,771            1,706
                                                                               -------------    -------------    -------------
                                                                               $   2,812,887    $  26,611,453    $  28,088,469
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   2,361,860    $  24,948,126    $  34,568,007
Underlying Fund shares held ...............................................          122,673        1,148,035          904,912

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        2,584,451       10,778,425       11,908,600
  Net asset value per unit, December 31, 2003 .............................    $    1.064492    $    2.467128    $    2.358083

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................           53,537           16,615            5,803
  Net asset value per unit, December 31, 2003 .............................    $    1.153595    $    1.078854    $    0.912322

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -            1,647            1,876
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.075462    $    0.909447

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                 FIDELITY
                                                                                    VIP
                                                                                  GROWTH          FIDELITY
                                                                               OPPORTUNITIES         VIP
                                                                                  SERVICE           HIGH
                                                                                CLASS 2 (a)        INCOME
                                                                               -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $     241,466    $  10,886,037
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Total assets ..........................................................          241,466       10,886,037

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Net assets ............................................................    $     241,466    $  10,886,037
                                                                               =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $     241,466    $  10,869,937
  Allmerica Premier Choice ................................................                -           16,100
  Allmerica Premier Choice with Optional Rider ............................                -                -
                                                                               -------------    -------------
                                                                               $     241,466    $  10,886,037
                                                                               =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $     242,851    $   9,671,369
Underlying Fund shares held ...............................................           16,119        1,566,336

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................          331,135        8,245,783
  Net asset value per unit, December 31, 2003 .............................    $    0.729208    $    1.318242

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -           12,619
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.275820

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

                                                                                  FIDELITY
                                                                                    VIP
                                                                                  MID CAP          FIDELITY
                                                                                  SERVICE           VIP
                                                                                CLASS 2 (a)       OVERSEAS
                                                                               -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,572,667    $   5,258,608
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Total assets ..........................................................        1,572,667        5,258,608

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Net assets ............................................................    $   1,572,667    $   5,258,608
                                                                               =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,572,667    $   5,258,608
  Allmerica Premier Choice ................................................                -                -
  Allmerica Premier Choice with Optional Rider ............................                -                -
                                                                               -------------    -------------
                                                                               $   1,572,667    $   5,258,608
                                                                               =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,226,777    $   4,972,207
Underlying Fund shares held ...............................................           65,610          337,306

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        1,346,561        3,772,546
  Net asset value per unit, December 31, 2003 .............................    $    1.167914    $    1.393915

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                 FIDELITY          FT VIP
                                                                                   VIP            FRANKLIN
                                                                                  VALUE            GROWTH
                                                                                STRATEGIES       AND INCOME
                                                                                  SERVICE        SECURITIES
                                                                                CLASS 2 (a)        CLASS 2
                                                                               -------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,381,879    $   1,470,893
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Total assets ..........................................................        1,381,879        1,470,893

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -
                                                                               -------------    -------------
    Net assets ............................................................    $   1,381,879    $   1,470,893
                                                                               =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,381,879    $   1,470,893
  Allmerica Premier Choice ................................................                -                -
  Allmerica Premier Choice with Optional Rider ............................                -                -
                                                                               -------------    -------------
                                                                               $   1,381,879    $   1,470,893
                                                                               =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,105,498    $   1,397,730
Underlying Fund shares held ...............................................          110,994          102,788

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        1,190,720        1,370,262
  Net asset value per unit, December 31, 2003 .............................    $    1.160541    $    1.073439

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                  FT VIP
                                                                                 FRANKLIN
                                                                                   LARGE           FT VIP           FT VIP
                                                                                    CAP           FRANKLIN          MUTUAL
                                                                                  GROWTH           SMALL            SHARES
                                                                                SECURITIES          CAP           SECURITIES
                                                                                  CLASS 2          CLASS 2          CLASS 2
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $     172,934    $   2,668,849    $   1,144,698
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................          172,934        2,668,849        1,144,698

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $     172,934    $   2,668,849    $   1,144,698
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $     172,934    $   2,658,215    $   1,144,698
  Allmerica Premier Choice ................................................                -            2,778                -
  Allmerica Premier Choice with Optional Rider ............................                -            7,856                -
                                                                               -------------    -------------    -------------
                                                                               $     172,934    $   2,668,849    $   1,144,698
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $     148,979    $   2,735,667    $     969,884
Underlying Fund shares held ...............................................           12,468          153,118           76,877

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................          168,753        3,921,359        1,099,140
  Net asset value per unit, December 31, 2003 .............................    $    1.024775    $    0.677881    $    1.041449

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -            2,779                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.999500    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -            7,885                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.996335    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                  FT VIP                             JANUS
                                                                                TEMPLETON         INVESCO            ASPEN
                                                                                 FOREIGN            VIF             GROWTH
                                                                                SECURITIES         HEALTH          SERVICE
                                                                                 CLASS 2          SCIENCES          SHARES
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $     469,456    $   3,197,994    $   1,786,613
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................          469,456        3,197,994        1,786,613

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $     469,456    $   3,197,994    $   1,786,613
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $     468,285    $   3,143,975    $   1,786,613
  Allmerica Premier Choice ................................................                -           54,019                -
  Allmerica Premier Choice with Optional Rider ............................            1,171                -                -
                                                                               -------------    -------------    -------------
                                                                               $     469,456    $   3,197,994    $   1,786,613
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $     420,443    $   3,273,111    $   2,334,722
Underlying Fund shares held ...............................................           38,354          182,014           93,835

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................          458,200        3,496,305        3,016,684
  Net asset value per unit, December 31, 2003 .............................    $    1.022011    $    0.899228    $    0.592244

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -           59,068                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    0.914526    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................            1,150                -                -
  Net asset value per unit, December 31, 2003 .............................    $    1.018567    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                  JANUS
                                                                                  ASPEN              MFS              MFS
                                                                                GROWTH AND         MID CAP            NEW
                                                                                  INCOME            GROWTH         DISCOVERY
                                                                                 SERVICE           SERVICE          SERVICE
                                                                                  SHARES            CLASS            CLASS
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   2,620,727    $     187,751    $     276,230
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        2,620,727          187,751          276,230

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   2,620,727    $     187,751    $     276,230
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   2,589,987    $     187,751    $     276,230
  Allmerica Premier Choice ................................................                -                -                -
  Allmerica Premier Choice with Optional Rider ............................           30,740                -                -
                                                                               -------------    -------------    -------------
                                                                               $   2,620,727    $     187,751    $     276,230
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   3,051,599    $     168,594    $     235,683
Underlying Fund shares held ...............................................          184,428           30,678           19,944

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        3,599,969          196,471          281,202
  Net asset value per unit, December 31, 2003 .............................    $    0.719447    $    0.955615    $    0.982320

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................           32,160                -                -
  Net asset value per unit, December 31, 2003 .............................    $    0.955837    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                    MFS                            OPPENHEIMER
                                                                                   TOTAL             MFS            CAPITAL
                                                                                  RETURN          UTILITIES      APPRECIATION
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   CLASS            CLASS           SHARES
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,635,213    $     108,189    $     240,417
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        1,635,213          108,189          240,417

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   1,635,213    $     108,189    $     240,417
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,635,213    $     108,189    $     240,417
  Allmerica Premier Choice ................................................                -                -                -
  Allmerica Premier Choice with Optional Rider ............................                -                -                -
                                                                               -------------    -------------    -------------
                                                                               $   1,635,213    $     108,189    $     240,417
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,448,938    $      91,096    $     207,090
Underlying Fund shares held ...............................................           84,116            6,817            6,963

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        1,558,768           96,785          237,818
  Net asset value per unit, December 31, 2003 .............................    $    1.049042    $    1.117827    $    1.010930

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                OPPENHEIMER      OPPENHEIMER
                                                                                   GLOBAL           HIGH          OPPENHEIMER
                                                                                 SECURITIES        INCOME         MAIN STREET
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES          SHARES          SHARES (a)
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,378,421    $   1,826,415    $     755,380
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        1,378,421        1,826,415          755,380

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   1,378,421    $   1,826,415    $     755,380
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,378,421    $   1,825,321    $     755,380
  Allmerica Premier Choice ................................................                -                -                -
  Allmerica Premier Choice with Optional Rider ............................                -            1,094                -
                                                                               -------------    -------------    -------------
                                                                               $   1,378,421    $   1,826,415    $     755,380
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,100,600    $   1,771,506    $     648,686
Underlying Fund shares held ...............................................           55,225          212,869           39,549

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        1,272,186        1,581,494          753,450
  Net asset value per unit, December 31, 2003 .............................    $    1.083506    $    1.154175    $    1.002561

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -              951                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $    1.150283    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                OPPENHEIMER       PIONEER           PIONEER
                                                                                 MULTIPLE         EMERGING        REAL ESTATE
                                                                                STRATEGIES        MARKETS            SHARES
                                                                                  SERVICE           VCT               VCT
                                                                                  SHARES          CLASS II          CLASS II
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $     332,494    $   1,493,738    $   2,444,097
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................          332,494        1,493,738        2,444,097

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $     332,494    $   1,493,738    $   2,444,097
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $     332,494    $   1,493,738    $   2,444,097
  Allmerica Premier Choice ................................................                -                -                -
  Allmerica Premier Choice with Optional Rider ............................                -                -                -
                                                                               -------------    -------------    -------------
                                                                               $     332,494    $   1,493,738    $   2,444,097
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $     310,281    $   1,193,592    $   2,020,485
Underlying Fund shares held ...............................................           20,951           86,493          131,757

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................          301,722        1,427,360        1,714,874
  Net asset value per unit, December 31, 2003 .............................    $    1.101989    $    1.046504    $    1.425234

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

December 31, 2003

                                                                                                    SVS
                                                                                  SCUDDER          DREMAN
                                                                                 TECHNOLOGY       FINANCIAL        T. ROWE
                                                                                   GROWTH         SERVICES          PRICE
                                                                                 SERIES II        SERIES II      INTERNATIONAL
                                                                                  CLASS A          CLASS A          STOCK
                                                                               -------------    -------------    -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $   1,481,804    $   2,298,685    $   4,509,419
Receivable from First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Total assets ..........................................................        1,481,804        2,298,685        4,509,419

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
  Company (Sponsor) .......................................................                -                -                -
                                                                               -------------    -------------    -------------
    Net assets ............................................................    $   1,481,804    $   2,298,685    $   4,509,419
                                                                               =============    =============    =============

Net asset distribution by category:
  Allmerica Advantage & ExecAnnuity Plus ..................................    $   1,481,275    $   2,297,862    $   4,509,419
  Allmerica Premier Choice ................................................              529              823                -
  Allmerica Premier Choice with Optional Rider ............................                -                -                -
                                                                               -------------    -------------    -------------
                                                                               $   1,481,804    $   2,298,685    $   4,509,419
                                                                               =============    =============    =============

Investments in shares of the Underlying Funds, at cost ....................    $   1,907,012    $   1,982,859    $   3,828,220
Underlying Fund shares held ...............................................          167,625          186,430          377,673

Units outstanding and net asset value per unit:
Allmerica Advantage & ExecAnnuity Plus:
  Units outstanding, December 31, 2003 ....................................        3,336,385        1,769,561        3,824,540
  Net asset value per unit, December 31, 2003 .............................    $    0.443976    $    1.298549    $    1.179075

Allmerica Premier Choice:
  Units outstanding, December 31, 2003 ....................................              574              705                -
  Net asset value per unit, December 31, 2003 .............................    $    0.921010    $    1.167451    $           -

Allmerica Premier Choice with Optional Rider:
  Units outstanding, December 31, 2003 ....................................                -                -                -
  Net asset value per unit, December 31, 2003 .............................    $           -    $           -    $           -

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2003

                                                                                    AIT               AIT               AIT
                                                                                   CORE             EQUITY          GOVERNMENT
                                                                                  EQUITY             INDEX             BOND
                                                                                 SERVICE            SERVICE           SERVICE
                                                                                  SHARES          SHARES (b)          SHARES
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $     109,016     $     315,290     $     582,189
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................          159,015           303,059           192,071
  Administrative expense fees .............................................           25,443            48,490            30,732
                                                                               -------------     -------------     -------------
    Total expenses ........................................................          184,458           351,549           222,803
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               20               729             1,790
  Administrative expense fees .............................................                3               112               275
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               23               841             2,065
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               41                20               399
  Administrative expense fees .............................................               11                 6               107
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               52                26               506
                                                                               -------------     -------------     -------------

        Total expenses ....................................................          184,533           352,416           225,374
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (75,517)          (37,126)          356,815
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................       (3,228,165)       (2,261,068)          148,841
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................       (3,228,165)       (2,261,068)          148,841
  Net unrealized gain (loss) ..............................................        6,160,609         8,272,244          (491,735)
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................        2,932,444         6,011,176          (342,894)
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $   2,856,927     $   5,974,050     $      13,921
                                                                               =============     =============     =============

                                                                                                     AIT
                                                                                    AIT             SELECT             AIT
                                                                                   MONEY            CAPITAL           SELECT
                                                                                   MARKET        APPRECIATION         GROWTH
                                                                                  SERVICE           SERVICE          SERVICE
                                                                                   SHARES           SHARES          SHARES (b)
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $     155,922     $           -     $       8,822
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................          236,374           128,570           238,017
  Administrative expense fees .............................................           37,820            20,572            38,083
                                                                               -------------     -------------     -------------
    Total expenses ........................................................          274,194           149,142           276,100
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................            3,995                54                91
  Administrative expense fees .............................................              615                 8                14
                                                                               -------------     -------------     -------------
    Total expenses ........................................................            4,610                62               105
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               24                23                34
  Administrative expense fees .............................................                6                 6                 9
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               30                29                43
                                                                               -------------     -------------     -------------

        Total expenses ....................................................          278,834           149,233           276,248
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................         (122,912)         (149,233)         (267,426)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................            1,230                 -                 -
  Net realized gain (loss) from sales of investments ......................                -            (6,350)       (2,533,860)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................            1,230            (6,350)       (2,533,860)
  Net unrealized gain (loss) ..............................................                -         3,429,169         7,250,052
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................            1,230         3,422,819         4,716,192
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $    (121,682)    $   3,273,586     $   4,448,766
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                                     AIT
                                                                                    AIT             SELECT              AIT
                                                                                  SELECT          INVESTMENT           SELECT
                                                                               INTERNATIONAL        GRADE              VALUE
                                                                                  EQUITY            INCOME          OPPORTUNITY
                                                                                  SERVICE          SERVICE            SERVICE
                                                                                SHARES (b)        SHARES (b)           SHARES
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $      74,375     $     566,961     $      16,845
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................          118,943           158,947           174,456
  Administrative expense fees .............................................           19,031            25,432            27,913
                                                                               -------------     -------------     -------------
    Total expenses ........................................................          137,974           184,379           202,369
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               20             1,798             1,031
  Administrative expense fees .............................................                4               276               158
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               24             2,074             1,189
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               60                76               159
  Administrative expense fees .............................................               16                21                43
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               76                97               202
                                                                               -------------     -------------     -------------

        Total expenses ....................................................          138,074           186,550           203,760
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (63,699)          380,411          (186,915)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -            40,903
  Net realized gain (loss) from sales of investments ......................       (1,295,217)           87,497          (278,107)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................       (1,295,217)           87,497          (237,204)
  Net unrealized gain (loss) ..............................................        3,539,852          (261,489)        4,752,888
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................        2,244,635          (173,992)        4,515,684
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $   2,180,936     $     206,419     $   4,328,769
                                                                               =============     =============     =============

                                                                                  AIM V.I.         AIM V.I.
                                                                                 AGGRESSIVE         BASIC             AIM V.I.
                                                                                   GROWTH           VALUE           BLUE CHIP
                                                                                  SERIES I         SERIES II          SERIES I
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $           -     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           17,350            18,599             4,203
  Administrative expense fees .............................................            2,776             2,976               672
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           20,126            21,575             4,875
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               21                20                19
  Administrative expense fees .............................................                3                 3                 3
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               24                23                22
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               20                20                61
  Administrative expense fees .............................................                6                 5                16
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               26                25                77
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           20,176            21,623             4,974
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (20,176)          (21,623)           (4,974)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................         (330,345)           (6,397)           (2,766)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (330,345)           (6,397)           (2,766)
  Net unrealized gain (loss) ..............................................          646,002           446,960            81,098
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          315,657           440,563            78,332
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     295,481     $     418,940     $      73,358
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                                                     ALLIANCE-
                                                                                  AIM V.I.         AIM V.I.          BERNSTEIN
                                                                                  CAPITAL          PREMIER            GROWTH
                                                                                DEVELOPMENT         EQUITY          AND INCOME
                                                                                 SERIES II         SERIES I         CLASS B (a)
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $       5,462     $      58,219
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................              441            23,286            87,021
  Administrative expense fees .............................................               71             3,726            13,923
                                                                               -------------     -------------     -------------
    Total expenses ........................................................              512            27,012           100,944
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               20                47               725
  Administrative expense fees .............................................                3                 7               112
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               23                54               837
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               20                18                21
  Administrative expense fees .............................................                6                 5                 6
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               26                23                27
                                                                               -------------     -------------     -------------

        Total expenses ....................................................              561            27,089           101,808
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................             (561)          (21,627)          (43,589)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................           (1,529)         (349,606)         (533,525)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................           (1,529)         (349,606)         (533,525)
  Net unrealized gain (loss) ..............................................           13,374           742,169         2,386,378
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................           11,845           392,563         1,852,853
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $      11,284     $     370,936     $   1,809,264
                                                                               =============     =============     =============

                                                                                 ALLIANCE-         ALLIANCE-
                                                                                 BERNSTEIN         BERNSTEIN        ALLIANCE-
                                                                                 PREMIER           SMALL CAP        BERNSTEIN
                                                                                  GROWTH             VALUE            VALUE
                                                                                CLASS B (a)         CLASS B          CLASS B
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $       7,000     $       7,643
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           30,915            17,294            13,194
  Administrative expense fees .............................................            4,946             2,767             2,112
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           35,861            20,061            15,306
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               18                22               124
  Administrative expense fees .............................................                3                 4                19
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               21                26               143
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               45                22                22
  Administrative expense fees .............................................               12                 6                 6
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               57                28                28
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           35,939            20,115            15,477
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (35,939)          (13,115)           (7,834)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -            18,556                 -
  Net realized gain (loss) from sales of investments ......................         (358,930)            4,086            (1,252)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (358,930)           22,642            (1,252)
  Net unrealized gain (loss) ..............................................          857,562           472,110           273,803
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          498,632           494,752           272,551
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     462,693     $     481,637     $     264,717
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                               DELAWARE VIP                            EATON
                                                                                  GROWTH         DELAWARE VIP        VANCE VT
                                                                               OPPORTUNITIES     INTERNATIONAL      FLOATING-
                                                                                  SERVICE           VALUE              RATE
                                                                                   CLASS            EQUITY            INCOME
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $     114,238     $      11,694
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................            7,713            58,713             6,609
  Administrative expense fees .............................................            1,234             9,394             1,058
                                                                               -------------     -------------     -------------
    Total expenses ........................................................            8,947            68,107             7,667
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               22                24                53
  Administrative expense fees .............................................                3                 4                 8
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               25                28                61
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               22                24                24
  Administrative expense fees .............................................                6                 7                 6
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               28                31                30
                                                                               -------------     -------------     -------------

        Total expenses ....................................................            9,000            68,166             7,758
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................           (9,000)           46,072             3,936
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -           110,600                 -
  Net realized gain (loss) from sales of investments ......................         (172,546)           96,449               403
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (172,546)          207,049               403
  Net unrealized gain (loss) ..............................................          385,442         1,394,927             3,211
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          212,896         1,601,976             3,614
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     203,896     $   1,648,048     $       7,550
                                                                               =============     =============     =============

                                                                                                   FIDELITY
                                                                                 FIDELITY             VIP            FIDELITY
                                                                                    VIP            CONTRAFUND           VIP
                                                                                   ASSET            SERVICE          EQUITY-
                                                                                MANAGER (a)       CLASS 2 (a)         INCOME
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $     209,440     $       6,472     $     464,834
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           75,057            26,684           301,680
  Administrative expense fees .............................................           12,010             4,269            48,269
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           87,067            30,953           349,949
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               23               807               207
  Administrative expense fees .............................................                4               124                32
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               27               931               239
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               23                24                43
  Administrative expense fees .............................................                7                 6                11
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               30                30                54
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           87,124            31,914           350,242
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          122,316           (25,442)          114,592
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................         (269,132)          (27,740)       (1,002,703)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (269,132)          (27,740)       (1,002,703)
  Net unrealized gain (loss) ..............................................        1,045,587           571,904         6,874,039
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          776,455           544,164         5,871,336
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     898,771     $     518,722     $   5,985,928
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                                   FIDELITY
                                                                                                     VIP
                                                                                                    GROWTH           FIDELITY
                                                                                  FIDELITY       OPPORTUNITIES          VIP
                                                                                    VIP             SERVICE            HIGH
                                                                                   GROWTH         CLASS 2 (a)         INCOME
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $      71,181     $       1,359     $     826,279
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................          317,697             3,200           118,312
  Administrative expense fees .............................................           50,831               512            18,930
                                                                               -------------     -------------     -------------
    Total expenses ........................................................          368,528             3,712           137,242
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................              595                21               207
  Administrative expense fees .............................................               91                 3                32
                                                                               -------------     -------------     -------------
    Total expenses ........................................................              686                24               239
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               40                21                28
  Administrative expense fees .............................................               11                 5                 7
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               51                26                35
                                                                               -------------     -------------     -------------

        Total expenses ....................................................          369,265             3,762           137,516
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................         (298,084)           (2,403)          688,763
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................       (2,792,997)          (52,277)            7,570
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................       (2,792,997)          (52,277)            7,570
  Net unrealized gain (loss) ..............................................        9,852,506           114,271         1,499,428
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................        7,059,509            61,994         1,506,998
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $   6,761,425     $      59,591     $   2,195,761
                                                                               =============     =============     =============

                                                                                                                     FIDELITY
                                                                                 FIDELITY                              VIP
                                                                                    VIP                               VALUE
                                                                                  MID CAP          FIDELITY         STRATEGIES
                                                                                  SERVICE            VIP              SERVICE
                                                                                CLASS 2 (a)        OVERSEAS         CLASS 2 (a)
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $       2,446     $      41,397     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           14,129            58,195             8,992
  Administrative expense fees .............................................            2,260             9,311             1,438
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           16,389            67,506            10,430
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               23                21                22
  Administrative expense fees .............................................                3                 3                 3
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               26                24                25
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               23                21                22
  Administrative expense fees .............................................                6                 6                 6
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               29                27                28
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           16,444            67,557            10,483
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (13,998)          (26,160)          (10,483)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -             6,634
  Net realized gain (loss) from sales of investments ......................            6,000          (509,585)              879
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................            6,000          (509,585)            7,513
  Net unrealized gain (loss) ..............................................          388,406         2,172,510           297,541
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          394,406         1,662,925           305,054
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     380,408     $   1,636,765     $     294,571
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                                    FT VIP
                                                                                  FT VIP           FRANKLIN
                                                                                 FRANKLIN            LARGE            FT VIP
                                                                                  GROWTH              CAP            FRANKLIN
                                                                                AND INCOME          GROWTH             SMALL
                                                                                SECURITIES        SECURITIES            CAP
                                                                                  CLASS 2           CLASS 2           CLASS 2
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $      42,647     $         708     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           17,289             1,390            27,825
  Administrative expense fees .............................................            2,766               223             4,453
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           20,055             1,613            32,278
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               25                22                51
  Administrative expense fees .............................................                4                 3                 7
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               29                25                58
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               25                22               105
  Administrative expense fees .............................................                6                 5                28
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               31                27               133
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           20,115             1,665            32,469
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................           22,532              (957)          (32,469)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................         (105,846)            2,638          (125,158)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (105,846)            2,638          (125,158)
  Net unrealized gain (loss) ..............................................          357,685            25,967           846,810
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          251,839            28,605           721,652
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     274,371     $      27,648     $     689,183
                                                                               =============     =============     =============

                                                                                  FT VIP            FT VIP
                                                                                  MUTUAL           TEMPLETON          INVESCO
                                                                                  SHARES            FOREIGN             VIF
                                                                                SECURITIES         SECURITIES          HEALTH
                                                                                  CLASS 2            CLASS 2          SCIENCES
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $       9,594     $       5,053     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           11,388             3,924            34,630
  Administrative expense fees .............................................            1,822               628             5,541
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           13,210             4,552            40,171
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               22                21               716
  Administrative expense fees .............................................                3                 3               110
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               25                24               826
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               22                34                19
  Administrative expense fees .............................................                6                10                 5
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               28                44                24
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           13,263             4,620            41,021
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................           (3,669)              433           (41,021)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................            3,425            36,450          (234,122)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................            3,425            36,450          (234,122)
  Net unrealized gain (loss) ..............................................          202,163            51,917           913,826
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          205,588            88,367           679,704
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     201,919     $      88,800     $     638,683
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                                    JANUS
                                                                                   JANUS            ASPEN               MFS
                                                                                   ASPEN          GROWTH AND          MID CAP
                                                                                  GROWTH            INCOME            GROWTH
                                                                                  SERVICE          SERVICE           SERVICE
                                                                                   SHARES           SHARES             CLASS
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $      11,983     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           20,745            30,409             1,093
  Administrative expense fees .............................................            3,320             4,866               175
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           24,065            35,275             1,268
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               20                20                20
  Administrative expense fees .............................................                3                 3                 3
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               23                23                23
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               20               377                20
  Administrative expense fees .............................................                5               102                 5
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               25               479                25
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           24,113            35,777             1,316
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (24,113)          (23,794)           (1,316)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................         (225,647)         (202,620)             (268)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................         (225,647)         (202,620)             (268)
  Net unrealized gain (loss) ..............................................          674,443           702,632            23,801
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          448,796           500,012            23,533
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     424,683     $     476,218     $      22,217
                                                                               =============     =============     =============

                                                                                    MFS              MFS
                                                                                    NEW             TOTAL               MFS
                                                                                 DISCOVERY          RETURN           UTILITIES
                                                                                  SERVICE           SERVICE          SERVICE
                                                                                   CLASS             CLASS             CLASS
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           -     $      20,591     $         913
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................            2,683            16,637               951
  Administrative expense fees .............................................              429             2,662               152
                                                                               -------------     -------------     -------------
    Total expenses ........................................................            3,112            19,299             1,103
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               20                23                23
  Administrative expense fees .............................................                3                 3                 4
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               23                26                27
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               20                23                23
  Administrative expense fees .............................................                6                 6                 6
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               26                29                29
                                                                               -------------     -------------     -------------

        Total expenses ....................................................            3,161            19,354             1,159
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................           (3,161)            1,237              (246)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................           (8,902)            8,578             6,932
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................           (8,902)            8,578             6,932
  Net unrealized gain (loss) ..............................................           71,985           175,081            16,040
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................           63,083           183,659            22,972
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $      59,922     $     184,896     $      22,726
                                                                               =============     =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                                                                  CAPITAL           GLOBAL             HIGH
                                                                               APPRECIATION       SECURITIES          INCOME
                                                                                  SERVICE           SERVICE           SERVICE
                                                                                  SHARES            SHARES            SHARES
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $         477     $       5,768     $      19,396
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................            2,315            12,517            15,652
  Administrative expense fees .............................................              371             2,003             2,505
                                                                               -------------     -------------     -------------
    Total expenses ........................................................            2,686            14,520            18,157
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               21                21                25
  Administrative expense fees .............................................                3                 3                 4
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               24                24                29
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               21                21                39
  Administrative expense fees .............................................                6                 5                11
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               27                26                50
                                                                               -------------     -------------     -------------

        Total expenses ....................................................            2,737            14,570            18,236
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................           (2,260)           (8,802)            1,160
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................              191           (28,110)          263,284
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................              191           (28,110)          263,284
  Net unrealized gain (loss) ..............................................           51,420           401,510            47,612
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................           51,611           373,400           310,896
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $      49,351     $     364,598     $     312,056
                                                                               =============     =============     =============

                                                                                                  OPPENHEIMER
                                                                                OPPENHEIMER        MULTIPLE
                                                                                MAIN STREET       STRATEGIES
                                                                                  SERVICE          SERVICE
                                                                                 SHARES (a)         SHARES
                                                                               -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $       3,363     $         469
                                                                               -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................            6,053             1,094
  Administrative expense fees .............................................              969               175
                                                                               -------------     -------------
    Total expenses ........................................................            7,022             1,269
                                                                               -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               21                23
  Administrative expense fees .............................................                3                 4
                                                                               -------------     -------------
    Total expenses ........................................................               24                27
                                                                               -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               21                23
  Administrative expense fees .............................................                6                 7
                                                                               -------------     -------------
    Total expenses ........................................................               27                30
                                                                               -------------     -------------

        Total expenses ....................................................            7,073             1,326
                                                                               -------------     -------------
    Net investment income (loss) ..........................................           (3,710)             (857)
                                                                               -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -
  Net realized gain (loss) from sales of investments ......................            2,597             1,682
                                                                               -------------     -------------
    Net realized gain (loss) ..............................................            2,597             1,682
  Net unrealized gain (loss) ..............................................          119,768            22,652
                                                                               -------------     -------------
    Net realized and unrealized gain (loss) ...............................          122,365            24,334
                                                                               -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     118,655     $      23,477
                                                                               =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2003

                                                                                  PIONEER           PIONEER           SCUDDER
                                                                                 EMERGING         REAL ESTATE       TECHNOLOGY
                                                                                  MARKETS           SHARES            GROWTH
                                                                                    VCT               VCT            SERIES II
                                                                                 CLASS II          CLASS II           CLASS A
                                                                               -------------     -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $       3,397     $      93,715     $           -
                                                                               -------------     -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           12,948            24,665            15,169
  Administrative expense fees .............................................            2,072             3,947             2,427
                                                                               -------------     -------------     -------------
    Total expenses ........................................................           15,020            28,612            17,596
                                                                               -------------     -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................               28                28               129
  Administrative expense fees .............................................                4                 4                20
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               32                32               149
                                                                               -------------     -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               28                28                18
  Administrative expense fees .............................................                7                 7                 5
                                                                               -------------     -------------     -------------
    Total expenses ........................................................               35                35                23
                                                                               -------------     -------------     -------------

        Total expenses ....................................................           15,087            28,679            17,768
                                                                               -------------     -------------     -------------
    Net investment income (loss) ..........................................          (11,690)           65,036           (17,768)
                                                                               -------------     -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -                 -                 -
  Net realized gain (loss) from sales of investments ......................          133,087               185          (435,331)
                                                                               -------------     -------------     -------------
    Net realized gain (loss) ..............................................          133,087               185          (435,331)
  Net unrealized gain (loss) ..............................................          375,654           486,063           897,241
                                                                               -------------     -------------     -------------
    Net realized and unrealized gain (loss) ...............................          508,741           486,248           461,910
                                                                               -------------     -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     497,051     $     551,284     $     444,142
                                                                               =============     =============     =============

                                                                                    SVS
                                                                                  DREMAN
                                                                                 FINANCIAL          T. ROWE
                                                                                 SERVICES            PRICE
                                                                                 SERIES II       INTERNATIONAL
                                                                                  CLASS A            STOCK
                                                                               -------------     -------------
INVESTMENT INCOME:
  Dividends ...............................................................    $      31,898     $      49,292
                                                                               -------------     -------------

EXPENSES:
Allmerica Advantage & ExecAnnuity Plus:
  Mortality and expense risk fees .........................................           27,058            54,254
  Administrative expense fees .............................................            4,329             8,681
                                                                               -------------     -------------
    Total expenses ........................................................           31,387            62,935
                                                                               -------------     -------------

Allmerica Premier Choice:
  Mortality and expense risk fees .........................................              192                21
  Administrative expense fees .............................................               30                 3
                                                                               -------------     -------------
    Total expenses ........................................................              222                24
                                                                               -------------     -------------

Allmerica Premier Choice with Optional Rider:
  Mortality and expense risk fees .........................................               24                21
  Administrative expense fees .............................................                7                 6
                                                                               -------------     -------------
    Total expenses ........................................................               31                27
                                                                               -------------     -------------

        Total expenses ....................................................           31,640            62,986
                                                                               -------------     -------------
    Net investment income (loss) ..........................................              258           (13,694)
                                                                               -------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ......................                -             3,792
  Net realized gain (loss) from sales of investments ......................          (30,252)          (33,221)
                                                                               -------------     -------------
    Net realized gain (loss) ..............................................          (30,252)          (29,429)
  Net unrealized gain (loss) ..............................................          529,511         1,094,013
                                                                               -------------     -------------
    Net realized and unrealized gain (loss) ...............................          499,259         1,064,584
                                                                               -------------     -------------
    Net increase (decrease) in net assets from operations .................    $     499,517     $   1,050,890
                                                                               =============     =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  AIT                             AIT
                                                                                  CORE                           EQUITY
                                                                                 EQUITY                           INDEX
                                                                             SERVICE SHARES                SERVICE SHARES (b)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (75,517)  $    (118,327)  $     (37,126)  $     (71,207)
    Net realized gain (loss) .......................................     (3,228,165)     (3,898,262)     (2,261,068)     (1,224,819)
    Net unrealized gain (loss) .....................................      6,160,609      (1,473,350)      8,272,244      (5,777,645)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........      2,856,927      (5,489,939)      5,974,050      (7,073,671)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        273,749         525,777         588,078       1,103,522
    Withdrawals ....................................................     (2,705,291)     (1,364,661)     (5,199,227)     (2,149,969)
    Contract benefits ..............................................        (95,311)       (262,623)       (173,087)       (316,882)
    Contract charges ...............................................         (7,426)         (8,801)        (12,178)        (10,827)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (783,144)     (2,550,359)      8,427,255      (2,491,944)
    Other transfers from (to) the General Account ..................       (111,986)       (438,966)         74,208        (753,446)
    Net increase (decrease) in investment by Sponsor ...............         (3,647)              -          (3,716)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (3,433,056)     (4,099,633)      3,701,333      (4,619,546)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................       (576,129)     (9,589,572)      9,675,383     (11,693,217)

NET ASSETS:
  Beginning of year ................................................     13,780,728      23,370,300      18,825,122      30,518,339
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $  13,204,599   $  13,780,728   $  28,500,505   $  18,825,122
                                                                      =============   =============   =============   =============

                                                                                  AIT
                                                                             GOVERNMENT BOND
                                                                             SERVICE SHARES
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     356,815   $     300,515
    Net realized gain (loss) .......................................        148,841         119,190
    Net unrealized gain (loss) .....................................       (491,735)        401,462
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........         13,921         821,167
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        273,063         585,368
    Withdrawals ....................................................     (3,389,615)     (1,203,454)
    Contract benefits ..............................................        (95,862)        (11,604)
    Contract charges ...............................................         (4,081)         (2,962)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................     (1,103,033)      6,211,879
    Other transfers from (to) the General Account ..................     (2,114,312)      3,626,413
    Net increase (decrease) in investment by Sponsor ...............         (4,253)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (6,438,093)      9,205,640
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................     (6,424,172)     10,026,807

NET ASSETS:
  Beginning of year ................................................     17,922,642       7,895,835
                                                                      -------------   -------------
  End of year ......................................................  $  11,498,470   $  17,922,642
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                                   AIT
                                                                                  AIT                             SELECT
                                                                                 MONEY                           CAPITAL
                                                                                 MARKET                        APPRECIATION
                                                                             SERVICE SHARES                   SERVICE SHARES
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $    (122,912)  $      41,561   $    (149,233)  $    (181,091)
    Net realized gain (loss) .......................................          1,230               -          (6,350)       (180,603)
    Net unrealized gain (loss) .....................................              -               -       3,429,169      (3,039,190)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........       (121,682)         41,561       3,273,586      (3,400,884)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        916,583       8,272,038         210,305         311,074
    Withdrawals ....................................................     (6,020,698)     (5,479,511)     (1,446,701)     (1,077,378)
    Contract benefits ..............................................       (137,912)       (111,420)        (55,573)        (97,739)
    Contract charges ...............................................         (6,457)         (6,442)         (5,153)         (5,860)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................     (4,659,413)      1,261,896          48,798        (764,392)
    Other transfers from (to) the General Account ..................     (2,795,254)      1,098,588          57,760        (242,775)
    Net increase (decrease) in investment by Sponsor ...............         (3,976)              -          (4,440)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions    (12,707,127)      5,035,149      (1,195,004)     (1,877,070)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................    (12,828,809)      5,076,710       2,078,582      (5,277,954)

NET ASSETS:
  Beginning of year ................................................     26,642,961      21,566,251       9,644,994      14,922,948
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $  13,814,152   $  26,642,961   $  11,723,576   $   9,644,994
                                                                      =============   =============   =============   =============

                                                                                  AIT
                                                                                 SELECT
                                                                                 GROWTH
                                                                            SERVICE SHARES (b)
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003           2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $    (267,426)  $    (235,219)
    Net realized gain (loss) .......................................     (2,533,860)     (4,013,559)
    Net unrealized gain (loss) .....................................      7,250,052      (2,248,019)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........      4,448,766      (6,496,797)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        522,651         750,177
    Withdrawals ....................................................     (3,621,236)     (1,517,683)
    Contract benefits ..............................................       (132,084)       (212,212)
    Contract charges ...............................................        (12,638)        (10,220)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................      8,519,831      (3,163,944)
    Other transfers from (to) the General Account ..................        (61,103)       (590,421)
    Net increase (decrease) in investment by Sponsor ...............         (3,485)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions      5,211,936      (4,744,303)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      9,660,702     (11,241,100)

NET ASSETS:
  Beginning of year ................................................     12,640,395      23,881,495
                                                                      -------------   -------------
  End of year ......................................................  $  22,301,097   $  12,640,395
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                   AIT                           AIT
                                                                                  SELECT                        SELECT
                                                                               INTERNATIONAL                   INVESTMENT
                                                                                  EQUITY                      GRADE INCOME
                                                                             SERVICE SHARES (b)            SERVICE SHARES (b)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (63,699)  $       8,140   $     380,411   $     424,222
    Net realized gain (loss) .......................................     (1,295,217)     (3,669,220)         87,497          26,860
    Net unrealized gain (loss) .....................................      3,539,852         760,480        (261,489)        250,804
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........      2,180,936      (2,900,600)        206,419         701,886
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        221,025         357,112         224,783         416,958
    Withdrawals ....................................................     (1,814,143)       (912,142)     (2,430,194)     (1,090,809)
    Contract benefits ..............................................        (57,151)       (126,863)        (97,913)        (36,210)
    Contract charges ...............................................         (4,559)         (5,687)         (3,306)         (2,439)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (304,333)     (1,743,488)      2,243,369       2,462,444
    Other transfers from (to) the General Account ..................        (42,252)       (321,212)       (974,506)       (189,480)
    Net increase (decrease) in investment by Sponsor ...............         (3,932)              -          (4,251)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (2,005,345)     (2,752,280)     (1,042,018)      1,560,464
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        175,591      (5,652,880)       (835,599)      2,262,350

NET ASSETS:
  Beginning of year ................................................     10,296,068      15,948,948      12,101,918       9,839,568
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $  10,471,659   $  10,296,068   $  11,266,319   $  12,101,918
                                                                      =============   =============   =============   =============

                                                                                  AIT
                                                                                 SELECT
                                                                            VALUE OPPORTUNITY
                                                                              SERVICE SHARES
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                           2003           2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $    (186,915)  $    (152,600)
    Net realized gain (loss) .......................................       (237,204)      1,427,086
    Net unrealized gain (loss) .....................................      4,752,888      (5,021,412)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........      4,328,769      (3,746,926)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        256,186         482,242
    Withdrawals ....................................................     (2,513,933)     (1,351,597)
    Contract benefits ..............................................       (105,881)       (165,870)
    Contract charges ...............................................         (6,908)         (7,752)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (584,293)        267,092
    Other transfers from (to) the General Account ..................       (167,814)       (747,101)
    Net increase (decrease) in investment by Sponsor ...............         (4,701)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (3,127,344)     (1,522,986)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      1,201,425      (5,269,912)

NET ASSETS:
  Beginning of year ................................................     14,693,545      19,963,457
                                                                      -------------   -------------
  End of year ......................................................  $  15,894,970   $  14,693,545
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                AIM V.I.                      AIM V.I.
                                                                               AGGRESSIVE                    BASIC  VALUE
                                                                             GROWTH SERIES I                   SERIES II
                                                                         YEAR ENDED DECEMBER 31,         YEAR            PERIOD
                                                                      -----------------------------      ENDED        FROM 5/1/02*
                                                                          2003            2002         12/31/2003      TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (20,176)  $     (30,302)  $     (21,623)  $      (6,052)
    Net realized gain (loss) .......................................       (330,345)       (401,581)         (6,397)        (10,199)
    Net unrealized gain (loss) .....................................        646,002        (159,039)        446,960         (24,005)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        295,481        (590,922)        418,940         (40,256)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         43,294         145,431          37,541          50,419
    Withdrawals ....................................................       (189,865)       (120,514)       (112,045)        (11,968)
    Contract benefits ..............................................         (5,508)         (8,836)         (1,325)              -
    Contract charges ...............................................           (658)           (787)           (323)            (75)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (188,066)       (453,335)        489,003       1,082,193
    Other transfers from (to) the General Account ..................        (28,844)         12,543          44,847          79,233
    Net increase (decrease) in investment by Sponsor ...............         (3,882)              -          (5,676)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (373,529)       (425,498)        452,022       1,205,802
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        (78,048)     (1,016,420)        870,962       1,165,546

NET ASSETS:
  Beginning of year ................................................      1,528,400       2,544,820       1,165,546               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   1,450,352   $   1,528,400   $   2,036,508   $   1,165,546
                                                                      =============   =============   =============   =============

                                                                               AIM V.I.
                                                                           BLUE CHIP SERIES I
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (4,974)  $      (2,068)
    Net realized gain (loss) .......................................         (2,766)         (6,915)
    Net unrealized gain (loss) .....................................         81,098         (37,784)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........         73,358         (46,767)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          8,301          12,133
    Withdrawals ....................................................        (29,511)         (3,960)
    Contract benefits ..............................................              -               -
    Contract charges ...............................................            (89)            (42)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         86,708         187,761
    Other transfers from (to) the General Account ..................         55,746           3,915
    Net increase (decrease) in investment by Sponsor ...............         (5,002)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        116,153         199,807
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        189,511         153,040

NET ASSETS:
  Beginning of year ................................................        235,501          82,461
                                                                      -------------   -------------
  End of year ......................................................  $     425,012   $     235,501
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                                AIM V.I.
                                                                                 AIM V.I.                       PREMIER
                                                                                 CAPITAL                         EQUITY
                                                                          DEVELOPMENT SERIES II                 SERIES I
                                                                           YEAR          PERIOD          YEAR ENDED DECEMBER 31,
                                                                          ENDED        FROM 5/1/02*   -----------------------------
                                                                        12/31/2003     TO 12/31/02        2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $        (561)  $        (294)  $     (21,627)  $     (32,559)
    Net realized gain (loss) .......................................         (1,529)           (129)       (349,606)       (507,048)
    Net unrealized gain (loss) .....................................         13,374          (7,586)        742,169        (580,405)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........         11,284          (8,009)        370,936      (1,120,012)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          1,329             518          80,862         119,563
    Withdrawals ....................................................         (9,583)         (1,186)       (297,001)       (153,439)
    Contract benefits ..............................................              -               -         (15,957)         (4,041)
    Contract charges ...............................................             (4)              -            (892)         (1,067)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         29,076          35,418        (157,155)       (527,910)
    Other transfers from (to) the General Account ..................             22               -         (41,114)        (44,481)
    Net increase (decrease) in investment by Sponsor ...............         (5,731)          6,000          (3,331)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions         15,109          40,750        (434,588)       (611,375)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................         26,393          32,741         (63,652)     (1,731,387)

NET ASSETS:
  Beginning of year ................................................         32,741               -       2,013,453       3,744,840
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $      59,134   $      32,741   $   1,949,801   $   2,013,453
                                                                      =============   =============   =============   =============

                                                                               ALLIANCE-
                                                                               BERNSTEIN
                                                                           GROWTH AND INCOME
                                                                              CLASS B (a)
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (43,589)  $     (74,135)
    Net realized gain (loss) .......................................       (533,525)       (290,001)
    Net unrealized gain (loss) .....................................      2,386,378      (2,106,476)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........      1,809,264      (2,470,612)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        197,729         741,758
    Withdrawals ....................................................     (1,401,521)       (471,321)
    Contract benefits ..............................................         (3,250)        (24,145)
    Contract charges ...............................................         (2,281)         (2,208)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         70,173       1,604,864
    Other transfers from (to) the General Account ..................        195,688        (372,586)
    Net increase (decrease) in investment by Sponsor ...............         (3,884)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (947,346)      1,476,362
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        861,918        (994,250)

NET ASSETS:
  Beginning of year ................................................      7,210,971       8,205,221
                                                                      -------------   -------------
  End of year ......................................................  $   8,072,889   $   7,210,971
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                               ALLIANCE-
                                                                               BERNSTEIN                        ALLIANCE-
                                                                                PREMIER                         BERNSTEIN
                                                                                 GROWTH                      SMALL CAP VALUE
                                                                               CLASS B (a)                       CLASS B
                                                                         YEAR ENDED DECEMBER 31,          YEAR           PERIOD
                                                                      -----------------------------      ENDED         FROM 5/1/02*
                                                                          2003            2002         12/31/2003      TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (35,939)  $     (40,479)  $     (13,115)  $      (6,096)
    Net realized gain (loss) .......................................       (358,930)       (600,536)         22,642         (10,149)
    Net unrealized gain (loss) .....................................        857,562        (461,213)        472,110         (46,483)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        462,693      (1,102,228)        481,637         (62,728)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        106,841         123,681          45,539          21,078
    Withdrawals ....................................................       (319,079)       (144,207)        (90,901)        (30,224)
    Contract benefits ..............................................           (591)         (1,618)         (7,632)              -
    Contract charges ...............................................           (894)           (884)           (302)           (109)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        134,174         (74,064)        511,449       1,075,042
    Other transfers from (to) the General Account ..................         78,114          (8,299)         27,918           3,117
    Net increase (decrease) in investment by Sponsor ...............         (3,287)              -          (6,525)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions         (4,722)       (105,391)        479,546       1,074,904
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        457,971      (1,207,619)        961,183       1,012,176

NET ASSETS:
  Beginning of year ................................................      2,295,179       3,502,798       1,012,176               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   2,753,150   $   2,295,179   $   1,973,359   $   1,012,176
                                                                      =============   =============   =============   =============


                                                                                 ALLIANCE-
                                                                                BERNSTEIN
                                                                                  VALUE
                                                                                 CLASS B
                                                                          YEAR           PERIOD
                                                                          ENDED        FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (7,834)  $      (4,387)
    Net realized gain (loss) .......................................         (1,252)         (9,566)
    Net unrealized gain (loss) .....................................        273,803         (23,459)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        264,717         (37,412)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         50,889          48,911
    Withdrawals ....................................................        (86,243)        (30,139)
    Contract benefits ..............................................         (7,472)              -
    Contract charges ...............................................           (253)            (72)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        386,075         796,194
    Other transfers from (to) the General Account ..................         (8,804)         10,201
    Net increase (decrease) in investment by Sponsor ...............         (6,065)          6,000
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        328,127         831,095
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        592,844         793,683

NET ASSETS:
  Beginning of year ................................................        793,683               -
                                                                      -------------   -------------
  End of year ......................................................  $   1,386,527   $     793,683
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                              DELAWARE VIP                    DELAWARE VIP
                                                                          GROWTH OPPORTUNITIES                INTERNATIONAL
                                                                              SERVICE CLASS                   VALUE EQUITY
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (9,000)  $     107,355   $      46,072   $     336,657
    Net realized gain (loss) .......................................       (172,546)       (333,893)        207,049        (608,464)
    Net unrealized gain (loss) .....................................        385,442         (55,006)      1,394,927        (148,771)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        203,896        (281,544)      1,648,048        (420,578)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         18,075          27,637          68,558          93,086
    Withdrawals ....................................................       (127,576)        (39,498)       (802,301)       (392,230)
    Contract benefits ..............................................              -            (486)        (24,002)       (115,498)
    Contract charges ...............................................           (289)           (336)         (2,083)         (2,220)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         (7,331)       (223,257)        (42,700)       (588,046)
    Other transfers from (to) the General Account ..................         35,024         (15,390)        (25,616)       (115,379)
    Net increase (decrease) in investment by Sponsor ...............         (4,267)              -          (4,848)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions        (86,364)       (251,330)       (832,992)     (1,120,287)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        117,532        (532,874)        815,056      (1,540,865)

NET ASSETS:
  Beginning of year ................................................        598,147       1,131,021       4,621,949       6,162,814
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $     715,679   $     598,147   $   5,437,005   $   4,621,949
                                                                      =============   =============   =============   =============

                                                                             EATON VANCE VT
                                                                               FLOATING-
                                                                              RATE INCOME
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $       3,936   $      (6,580)
    Net realized gain (loss) .......................................            403            (397)
    Net unrealized gain (loss) .....................................          3,211             323
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........          7,550          (6,654)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          2,280           8,573
    Withdrawals ....................................................        (72,959)       (129,889)
    Contract benefits ..............................................              -               -
    Contract charges ...............................................           (170)            (65)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        251,755          70,405
    Other transfers from (to) the General Account ..................          7,463          11,256
    Net increase (decrease) in investment by Sponsor ...............         (3,993)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        184,376         (39,720)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        191,926         (46,374)

NET ASSETS:
  Beginning of year ................................................        519,702         566,076
                                                                      -------------   -------------
  End of year ......................................................  $     711,628   $     519,702
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                              FIDELITY
                                                                             FIDELITY VIP                   VIP CONTRAFUND
                                                                           ASSET MANAGER (a)              SERVICE CLASS 2 (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     122,316   $     175,278   $     (25,442)  $     (14,162)
    Net realized gain (loss) .......................................       (269,132)       (356,404)        (27,740)        (28,753)
    Net unrealized gain (loss) .....................................      1,045,587        (591,313)        571,904        (123,761)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        898,771        (772,439)        518,722        (166,676)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        118,109         181,671          53,857         101,512
    Withdrawals ....................................................     (1,173,199)       (492,650)       (310,779)        (55,104)
    Contract benefits ..............................................        (42,183)        (16,437)         (7,205)              -
    Contract charges ...............................................         (2,325)         (2,490)           (742)           (281)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        564,318        (222,729)        436,938       1,947,604
    Other transfers from (to) the General Account ..................         96,978        (275,031)         43,726          83,024
    Net increase (decrease) in investment by Sponsor ...............         (4,099)              -          (6,533)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (442,401)       (827,666)        209,262       2,076,755
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        456,370      (1,600,105)        727,984       1,910,079

NET ASSETS:
  Beginning of year ................................................      5,863,340       7,463,445       2,084,903         174,824
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   6,319,710   $   5,863,340   $   2,812,887   $   2,084,903
                                                                      =============   =============   =============   =============


                                                                              FIDELITY VIP
                                                                              EQUITY-INCOME
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     114,592   $     109,392
    Net realized gain (loss) .......................................     (1,002,703)       (367,947)
    Net unrealized gain (loss) .....................................      6,874,039      (6,422,700)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........      5,985,928      (6,681,255)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        440,894         916,187
    Withdrawals ....................................................     (4,735,106)     (2,689,184)
    Contract benefits ..............................................       (154,806)       (483,923)
    Contract charges ...............................................        (12,259)        (13,278)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        168,344      (1,341,376)
    Other transfers from (to) the General Account ..................       (388,290)       (701,855)
    Net increase (decrease) in investment by Sponsor ...............         (4,075)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (4,685,298)     (4,313,429)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      1,300,630     (10,994,684)

NET ASSETS:
  Beginning of year ................................................     25,310,823      36,305,507
                                                                      -------------   -------------
  End of year ......................................................  $  26,611,453   $  25,310,823
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                               FIDELITY
                                                                                                              VIP GROWTH
                                                                                FIDELITY                  GROWTH OPPORTUNITIES
                                                                               VIP GROWTH                  SERVICE CLASS 2 (a)
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $    (298,084)  $    (405,479)  $      (2,403)  $      (2,285)
    Net realized gain (loss) .......................................     (2,792,997)     (3,883,646)        (52,277)        (37,337)
    Net unrealized gain (loss) .....................................      9,852,506      (8,987,107)        114,271         (55,958)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........      6,761,425     (13,276,232)         59,591         (95,580)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................      1,061,011       1,529,174          11,921          38,805
    Withdrawals ....................................................     (4,656,737)     (3,274,460)        (60,289)        (42,382)
    Contract benefits ..............................................        (78,090)       (181,545)              -          (2,732)
    Contract charges ...............................................        (17,163)        (19,928)           (125)           (117)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        123,205      (3,312,934)          2,260          35,665
    Other transfers from (to) the General Account ..................         40,585        (958,949)        (42,002)        (13,779)
    Net increase (decrease) in investment by Sponsor ...............         (3,557)              -          (3,833)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions     (3,530,746)     (6,218,642)        (92,068)         15,460
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................      3,230,679     (19,494,874)        (32,477)        (80,120)

NET ASSETS:
  Beginning of year ................................................     24,857,790      44,352,664         273,943         354,063
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $  28,088,469   $  24,857,790   $     241,466   $     273,943
                                                                      =============   =============   =============   =============

                                                                              FIDELITY VIP
                                                                               HIGH INCOME
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     688,763   $     991,193
    Net realized gain (loss) .......................................          7,570      (3,792,582)
    Net unrealized gain (loss) .....................................      1,499,428       3,032,604
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........      2,195,761         231,215
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        154,370         255,136
    Withdrawals ....................................................     (2,352,653)     (1,157,503)
    Contract benefits ..............................................        (95,337)       (114,601)
    Contract charges ...............................................         (4,118)         (4,091)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................      2,090,208      (1,760,532)
    Other transfers from (to) the General Account ..................        284,956         (68,728)
    Net increase (decrease) in investment by Sponsor ...............         (5,020)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions         72,406      (2,850,319)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      2,268,167      (2,619,104)

NET ASSETS:
  Beginning of year ................................................      8,617,870      11,236,974
                                                                      -------------   -------------
  End of year ......................................................  $  10,886,037   $   8,617,870
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                FIDELITY                        FIDELITY
                                                                               VIP MID CAP                         VIP
                                                                           SERVICE CLASS 2 (a)                   OVERSEAS
                                                                         YEAR            PERIOD          YEAR ENDED DECEMBER 31,
                                                                         ENDED         FROM 5/1/02*   -----------------------------
                                                                       12/31/2003      TO 12/31/02      12/31/03        12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (13,998)  $      (6,356)  $     (26,160)  $     (38,600)
    Net realized gain (loss) .......................................          6,000          (8,921)       (509,585)     (2,557,898)
    Net unrealized gain (loss) .....................................        388,406         (42,516)      2,172,510       1,194,208
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        380,408         (57,793)      1,636,765      (1,402,290)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         27,621          31,832         112,091         180,090
    Withdrawals ....................................................       (217,986)        (12,626)       (954,575)       (409,698)
    Contract benefits ..............................................           (923)              -         (21,130)        (14,811)
    Contract charges ...............................................           (302)            (81)         (2,769)         (3,162)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        338,765       1,019,848        (181,536)       (496,250)
    Other transfers from (to) the General Account ..................         46,371          18,245        (163,548)       (149,432)
    Net increase (decrease) in investment by Sponsor ...............         (6,712)          6,000          (4,275)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions        186,834       1,063,218      (1,215,742)       (893,263)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        567,242       1,005,425         421,023      (2,295,553)

NET ASSETS:
  Beginning of year ................................................      1,005,425               -       4,837,585       7,133,138
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   1,572,667   $   1,005,425   $   5,258,608   $   4,837,585
                                                                      =============   =============   =============   =============

                                                                                FIDELITY
                                                                               VIP VALUE
                                                                               STRATEGIES
                                                                                SERVICE
                                                                              CLASS 2 (a)
                                                                          YEAR           PERIOD
                                                                         ENDED         FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (10,483)  $      (1,684)
    Net realized gain (loss) .......................................          7,513          (1,817)
    Net unrealized gain (loss) .....................................        297,541         (21,160)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        294,571         (24,661)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         11,404          12,528
    Withdrawals ....................................................        (44,962)         (5,065)
    Contract benefits ..............................................              -               -
    Contract charges ...............................................           (269)            (40)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        642,103         299,865
    Other transfers from (to) the General Account ..................        181,280          15,976
    Net increase (decrease) in investment by Sponsor ...............         (6,851)          6,000
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        782,705         329,264
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      1,077,276         304,603

NET ASSETS:
  Beginning of year ................................................        304,603               -
                                                                      -------------   -------------
  End of year ......................................................  $   1,381,879   $     304,603
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                                FT VIP
                                                                                  FT VIP                       FRANKLIN
                                                                                 FRANKLIN                      LARGE CAP
                                                                            GROWTH AND INCOME               GROWTH SECURITIES
                                                                            SECURITIES CLASS 2                   CLASS 2
                                                                          YEAR ENDED DECEMBER 31,          YEAR          PERIOD
                                                                      -----------------------------       ENDED        FROM 5/1/02*
                                                                          2003            2002          12/31/2003     TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      22,532   $      27,323   $        (957)  $        (460)
    Net realized gain (loss) .......................................       (105,846)        (24,036)          2,638          (1,929)
    Net unrealized gain (loss) .....................................        357,685        (138,837)         25,967          (2,012)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        274,371        (135,550)         27,648          (4,401)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          6,877          14,690             901             167
    Withdrawals ....................................................       (240,009)        (62,081)         (7,222)           (150)
    Contract benefits ..............................................         (7,684)        (18,098)              -               -
    Contract charges ...............................................           (390)           (321)            (31)              -
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (122,819)        531,675          90,410          65,560
    Other transfers from (to) the General Account ..................        (20,253)        122,407               -               -
    Net increase (decrease) in investment by Sponsor ...............         (4,604)              -          (5,948)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (388,882)        588,272          78,110          71,577
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................       (114,511)        452,722         105,758          67,176

NET ASSETS:
  Beginning of year ................................................      1,585,404       1,132,682          67,176               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   1,470,893   $   1,585,404   $     172,934   $      67,176
                                                                      =============   =============   =============   =============

                                                                                 FT VIP
                                                                             FRANKLIN SMALL
                                                                               CAP CLASS 2
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (32,469)  $     (27,029)
    Net realized gain (loss) .......................................       (125,158)       (322,684)
    Net unrealized gain (loss) .....................................        846,810        (485,772)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        689,183        (835,485)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         55,343         121,374
    Withdrawals ....................................................       (267,588)       (147,697)
    Contract benefits ..............................................           (398)         (4,055)
    Contract charges ...............................................           (795)           (704)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        172,812         404,299
    Other transfers from (to) the General Account ..................         38,397         (29,665)
    Net increase (decrease) in investment by Sponsor ...............         (3,944)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions         (6,173)        343,552
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        683,010        (491,933)

NET ASSETS:
  Beginning of year ................................................      1,985,839       2,477,772
                                                                      -------------   -------------
  End of year ......................................................  $   2,668,849   $   1,985,839
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 FT VIP                          FT VIP
                                                                                 MUTUAL                         TEMPLETON
                                                                            SHARES SECURITIES               FOREIGN SECURITIES
                                                                                 CLASS 2                         CLASS 2
                                                                         YEAR            PERIOD           YEAR           PERIOD
                                                                         ENDED         FROM 5/1/02*       ENDED        FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02     12/31/2003      TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (3,669)  $      (3,175)  $         433   $        (598)
    Net realized gain (loss) .......................................          3,425          (3,093)         36,450          (6,493)
    Net unrealized gain (loss) .....................................        202,163         (27,349)         51,917          (2,905)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        201,919         (33,617)         88,800          (9,996)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          1,803           1,135           7,578           6,910
    Withdrawals ....................................................        (52,683)        (11,606)        (26,064)         (1,187)
    Contract benefits ..............................................              -               -            (184)              -
    Contract charges ...............................................           (285)            (85)            (81)            (26)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        251,352         753,087         160,061         194,260
    Other transfers from (to) the General Account ..................         10,965          22,672          41,964           7,320
    Net increase (decrease) in investment by Sponsor ...............         (5,959)          6,000          (5,899)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions        205,193         771,203         177,375         213,277
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        407,112         737,586         266,175         203,281

NET ASSETS:
  Beginning of year ................................................        737,586               -         203,281               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   1,144,698   $     737,586   $     469,456   $     203,281
                                                                      =============   =============   =============   =============

                                                                                INVESCO
                                                                               VIF HEALTH
                                                                                SCIENCES
                                                                         YEAR ENDED DECEMBER 31,
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (41,021)  $     (53,332)
    Net realized gain (loss) .......................................       (234,122)       (320,258)
    Net unrealized gain (loss) .....................................        913,826        (756,495)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        638,683      (1,130,085)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         69,386         243,915
    Withdrawals ....................................................       (744,609)       (253,196)
    Contract benefits ..............................................              -         (27,054)
    Contract charges ...............................................         (1,133)         (1,147)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        357,817        (193,035)
    Other transfers from (to) the General Account ..................         29,867         (37,920)
    Net increase (decrease) in investment by Sponsor ...............         (3,565)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (292,237)       (268,437)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        346,446      (1,398,522)

NET ASSETS:
  Beginning of year ................................................      2,851,548       4,250,070
                                                                      -------------   -------------
  End of year ......................................................  $   3,197,994   $   2,851,548
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 JANUS                        JANUS ASPEN
                                                                              ASPEN GROWTH                  GROWTH AND INCOME
                                                                             SERVICE SHARES                  SERVICE SHARES
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (24,113)  $     (33,995)  $     (23,794)  $     (30,228)
    Net realized gain (loss) .......................................       (225,647)       (681,738)       (202,620)       (446,224)
    Net unrealized gain (loss) .....................................        674,443         (86,481)        702,632        (459,975)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        424,683        (802,214)        476,218        (936,427)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         84,979         188,810          40,198         151,365
    Withdrawals ....................................................       (224,303)       (148,417)       (389,798)       (231,320)
    Contract benefits ..............................................         (1,373)        (11,113)        (21,353)        (19,938)
    Contract charges ...............................................           (835)           (988)           (861)         (1,024)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................       (106,982)       (604,614)          4,897        (161,192)
    Other transfers from (to) the General Account ..................         39,430         (39,822)         51,329         (13,059)
    Net increase (decrease) in investment by Sponsor ...............         (3,721)              -          (3,701)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (212,805)       (616,144)       (319,289)       (275,168)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        211,878      (1,418,358)        156,929      (1,211,595)

NET ASSETS:
  Beginning of year ................................................      1,574,735       2,993,093       2,463,798       3,675,393
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   1,786,613   $   1,574,735   $   2,620,727   $   2,463,798
                                                                      =============   =============   =============   =============

                                                                                   MFS
                                                                                 MID CAP
                                                                                 GROWTH
                                                                                 SERVICE
                                                                                  CLASS
                                                                          YEAR           PERIOD
                                                                          ENDED        FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (1,316)  $        (306)
    Net realized gain (loss) .......................................           (268)         (2,212)
    Net unrealized gain (loss) .....................................         23,801          (4,645)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........         22,217          (7,163)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          2,686           1,101
    Withdrawals ....................................................         (2,468)            (63)
    Contract benefits ..............................................              -               -
    Contract charges ...............................................            (13)             (3)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         74,145          42,745
    Other transfers from (to) the General Account ..................         54,562            (375)
    Net increase (decrease) in investment by Sponsor ...............         (5,620)          6,000
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        123,292          49,405
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        145,509          42,242

NET ASSETS:
  Beginning of year ................................................         42,242               -
                                                                      -------------   -------------
  End of year ......................................................  $     187,751   $      42,242
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                   MFS                             MFS
                                                                                   NEW                            TOTAL
                                                                            DISCOVERY SERVICE                 RETURN SERVICE
                                                                                  CLASS                           CLASS
                                                                           YEAR           PERIOD           YEAR           PERIOD
                                                                           ENDED       FROM 5/1/02*        ENDED        FROM 5/1/02*
                                                                        12/31/2003     TO 12/31/02      12/31/2003     TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (3,161)  $      (1,626)  $       1,237   $      (5,540)
    Net realized gain (loss) .......................................         (8,902)         (1,467)          8,578          (2,065)
    Net unrealized gain (loss) .....................................         71,985         (31,438)        175,081          11,194
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........         59,922         (34,531)        184,896           3,589
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................            764          22,721          15,874          13,461
    Withdrawals ....................................................       (106,671)         (1,562)       (124,941)        (24,764)
    Contract benefits ..............................................              -               -          (7,405)              -
    Contract charges ...............................................            (39)             (9)           (291)            (55)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         52,665         238,177         469,336       1,012,626
    Other transfers from (to) the General Account ..................         40,794           3,851         (12,919)        105,872
    Net increase (decrease) in investment by Sponsor ...............         (5,852)          6,000          (6,066)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions        (18,339)        269,178         333,588       1,113,140
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................         41,583         234,647         518,484       1,116,729

NET ASSETS:
  Beginning of year ................................................        234,647               -       1,116,729               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $     276,230   $     234,647   $   1,635,213   $   1,116,729
                                                                      =============   =============   =============   =============

                                                                                   MFS
                                                                            UTILITIES SERVICE
                                                                                  CLASS
                                                                           YEAR           PERIOD
                                                                          ENDED        FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $        (246)  $        (210)
    Net realized gain (loss) .......................................          6,932              (5)
    Net unrealized gain (loss) .....................................         16,040           1,053
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........         22,726             838
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          3,173              95
    Withdrawals ....................................................         (4,061)              -
    Contract benefits ..............................................              -               -
    Contract charges ...............................................            (11)              -
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         47,469          27,884
    Other transfers from (to) the General Account ..................         10,429               -
    Net increase (decrease) in investment by Sponsor ...............         (6,353)          6,000
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions         50,646          33,979
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................         73,372          34,817

NET ASSETS:
  Beginning of year ................................................         34,817               -
                                                                      -------------   -------------
  End of year ......................................................  $     108,189   $      34,817
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                              OPPENHEIMER                      OPPENHEIMER
                                                                                CAPITAL                           GLOBAL
                                                                              APPRECIATION                      SECURITIES
                                                                                 SERVICE                         SERVICE
                                                                                 SHARES                           CLASS
                                                                           YEAR           PERIOD           YEAR            PERIOD
                                                                          ENDED        FROM 5/1/02*       ENDED        FROM 5/1/02*
                                                                        12/31/2003     TO 12/31/02     12/31/2003      TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (2,260)  $      (1,008)  $      (8,802)  $      (6,096)
    Net realized gain (loss) .......................................            191          (2,040)        (28,110)         (4,269)
    Net unrealized gain (loss) .....................................         51,420         (18,094)        401,510        (123,688)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........         49,351         (21,142)        364,598        (134,053)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          2,571             415          40,872          19,340
    Withdrawals ....................................................        (17,577)              -        (294,364)         (6,828)
    Contract benefits ..............................................              -               -               -               -
    Contract charges ...............................................            (81)             (4)           (303)           (105)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................         74,893         145,893         287,529       1,074,510
    Other transfers from (to) the General Account ..................            975           5,001          32,177          (4,808)
    Net increase (decrease) in investment by Sponsor ...............         (5,878)          6,000          (6,144)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions         54,903         157,305          59,767       1,088,109
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        104,254         136,163         424,365         954,056

NET ASSETS:
  Beginning of year ................................................        136,163               -         954,056               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $     240,417   $     136,163   $   1,378,421   $     954,056
                                                                      =============   =============   =============   =============

                                                                              OPPENHEIMER
                                                                                 HIGH
                                                                                INCOME
                                                                                SERVICE
                                                                                 SHARES
                                                                           YEAR           PERIOD
                                                                          ENDED        FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $       1,160   $      (1,278)
    Net realized gain (loss) .......................................        263,284          (1,022)
    Net unrealized gain (loss) .....................................         47,612           7,297
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        312,056           4,997
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................          7,187           7,780
    Withdrawals ....................................................        (65,611)         (1,149)
    Contract benefits ..............................................              -               -
    Contract charges ...............................................           (195)            (55)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................      1,297,606         258,301
    Other transfers from (to) the General Account ..................         (4,729)         10,993
    Net increase (decrease) in investment by Sponsor ...............         (6,766)          6,000
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions      1,227,492         281,870
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................      1,539,548         286,867

NET ASSETS:
  Beginning of year ................................................        286,867               -
                                                                      -------------   -------------
  End of year ......................................................  $   1,826,415   $     286,867
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                              OPPENHEIMER
                                                                                                                MULTIPLE
                                                                               OPPENHEIMER                     STRATEGIES
                                                                               MAIN STREET                      SERVICE
                                                                            SERVICE SHARES (a)                   SHARES
                                                                          YEAR           PERIOD           YEAR            PERIOD
                                                                         ENDED         FROM 5/1/02*      ENDED         FROM 5/1/02*
                                                                       12/31/2003      TO 12/31/02     12/31/2003      TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      (3,710)  $      (1,136)  $        (857)  $         (66)
    Net realized gain (loss) .......................................          2,597          (2,265)          1,682             (53)
    Net unrealized gain (loss) .....................................        119,768         (13,074)         22,652            (439)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        118,655         (16,475)         23,477            (558)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         17,389             693           1,028               -
    Withdrawals ....................................................        (35,291)           (755)        (13,855)            (15)
    Contract benefits ..............................................              -               -               -               -
    Contract charges ...............................................           (213)            (63)             (2)              -
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        306,108         307,240         294,490           9,605
    Other transfers from (to) the General Account ..................         59,726          (1,867)         18,763               -
    Net increase (decrease) in investment by Sponsor ...............         (5,767)          6,000          (6,439)          6,000
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions        341,952         311,248         293,985          15,590
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        460,607         294,773         317,462          15,032

NET ASSETS:
  Beginning of year ................................................        294,773               -          15,032               -
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $     755,380   $     294,773   $     332,494   $      15,032
                                                                      =============   =============   =============   =============

                                                                                PIONEER
                                                                            EMERGING MARKETS
                                                                               VCT CLASS II
                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $     (11,690)  $      (7,966)
    Net realized gain (loss) .......................................        133,087          67,298
    Net unrealized gain (loss) .....................................        375,654         (94,010)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........        497,051         (34,678)
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         11,814          21,762
    Withdrawals ....................................................        (93,857)        (71,374)
    Contract benefits ..............................................         (7,730)         (2,306)
    Contract charges ...............................................           (409)           (252)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        226,283        (389,822)
    Other transfers from (to) the General Account ..................         72,731          14,959
    Net increase (decrease) in investment by Sponsor ...............         (5,777)              -
                                                                      -------------   -------------
    Net increase (decrease) in net assets from contract transactions        203,055        (427,033)
                                                                      -------------   -------------
    Net increase (decrease) in net assets ..........................        700,106        (461,711)

NET ASSETS:
  Beginning of year ................................................        793,632       1,255,343
                                                                      -------------   -------------
  End of year ......................................................  $   1,493,738   $     793,632
                                                                      =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                 PIONEER                         SCUDDER
                                                                               REAL ESTATE                     TECHNOLOGY
                                                                                SHARES VCT                       GROWTH
                                                                                 CLASS II                   SERIES II CLASS A
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -------------   -------------   -------------   -------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $      65,036   $      50,323   $     (17,768)  $     (19,182)
    Net realized gain (loss) .......................................            185         (24,987)       (435,331)       (687,141)
    Net unrealized gain (loss) .....................................        486,063         (98,620)        897,241         (21,112)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        551,284         (73,284)        444,142        (727,435)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         36,560          46,402          53,030          90,574
    Withdrawals ....................................................       (329,828)       (134,243)       (163,269)        (94,735)
    Contract benefits ..............................................         (7,513)              -            (339)         (4,225)
    Contract charges ...............................................           (507)           (346)           (782)           (789)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        289,121       1,103,792         155,536        (197,070)
    Other transfers from (to) the General Account ..................         42,597        (112,148)        (29,452)         (1,185)
    Net increase (decrease) in investment by Sponsor ...............         (5,377)              -          (3,604)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions         25,053         903,457          11,120        (207,430)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        576,337         830,173         455,262        (934,865)

NET ASSETS:
  Beginning of year ................................................      1,867,760       1,037,587       1,026,542       1,961,407
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   2,444,097   $   1,867,760   $   1,481,804   $   1,026,542
                                                                      =============   =============   =============   =============

                                                                                   SVS                           T. ROWE
                                                                             DREMAN FINANCIAL                     PRICE
                                                                                SERVICES                       INTERNATIONAL
                                                                            SERIES II CLASS A                     STOCK
                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................  $         258   $     (17,663)  $     (13,694)  $     (37,868)
    Net realized gain (loss) .......................................        (30,252)        (55,426)        (29,429)     (2,889,797)
    Net unrealized gain (loss) .....................................        529,511        (236,782)      1,094,013       1,684,819
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from operations ..........        499,517        (309,871)      1,050,890      (1,242,846)
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         50,179         132,369          68,529         255,414
    Withdrawals ....................................................       (541,172)       (207,934)       (994,551)       (511,941)
    Contract benefits ..............................................           (978)         (7,636)        (30,322)         (5,662)
    Contract charges ...............................................           (875)           (887)         (2,154)         (2,688)
    Transfers between sub-accounts (including Separate
      Account GPA), net ............................................        (64,358)       (450,026)       (418,778)       (802,747)
    Other transfers from (to) the General Account ..................        (37,387)       (138,939)        (21,619)        (44,813)
    Net increase (decrease) in investment by Sponsor ...............         (4,505)              -          (4,078)              -
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract transactions       (599,096)       (673,053)     (1,402,973)     (1,112,437)
                                                                      -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets ..........................        (99,579)       (982,924)       (352,083)     (2,355,283)

NET ASSETS:
  Beginning of year ................................................      2,398,264       3,381,188       4,861,502       7,216,785
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   2,298,685   $   2,398,264   $   4,509,419   $   4,861,502
                                                                      =============   =============   =============   =============

* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K (the "Separate Account"), which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, II, and III variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on April 1, 1994 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). During 2002 AFC ceased all new sales of proprietary variable annuities and life insurance products. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. FAFLIC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Fifty-nine Sub-Accounts offered by the Separate Account had activity during the year. Five were merged as described below. Fifty-four Sub-Accounts are currently offered, two of which had no Contract Owner activity during the year, and no balances as of December 31, 2003. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I. Series II") AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Delaware VIP Trust (Service Class)
Delaware VIP Trust
Eaton Vance Variable Trust ("Eaton Vance VT")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")
Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II")
Scudder Variable Series II (Class A) ("Scudder Series II Class A" or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

SEPARATE ACCOUNT VA-K

NOTE 1 - ORGANIZATION (Continued)

     On May 1, 2003 the following fund groups were renamed:

OLD NAME                                            NEW NAME
--------                                            --------
Alliance Variable Products Series Fund, Inc.        AllianceBernstein Variable Products Series Fund,
(Class B)                                           Inc. (Class B)
Fidelity Variable Insurance Products Fund II        Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II        Fidelity Variable Insurance Products Fund
(Service Class 2)                                   (Service Class 2)
Fidelity Variable Insurance Products Fund III       Fidelity Variable Insurance Products Fund
(Service Class 2)                                   (Service Class 2)

     On May 1, 2003 the following Underlying Funds were renamed:

OLD NAME                                                      NEW NAME
--------                                                      --------
Alliance Growth and Income Class B                            AllianceBernstein Growth and Income Class B
Alliance Premier Growth Class B                               AllianceBernstein Premier Growth Class B
Fidelity VIP II Asset Manager                                 Fidelity VIP Asset Manager
Fidelity VIP II Contrafund Service Class 2                    Fidelity VIP Contrafund Service Class 2
Fidelity VIP III Growth Opportunities Service Class 2         Fidelity VIP Growth Opportunities Service Class 2
Fidelity VIP III Mid Cap Service Class 2                      Fidelity VIP Mid Cap Service Class 2
Fidelity VIP III Value Strategies Service Class 2             Fidelity VIP Value Strategies Service Class 2
Oppenheimer Main Street Growth & Income Service Shares        Oppenheimer Main Street Service Shares

     Pursuant to separate Agreements and Plans of Reorganization approved by the Board of Trustees on January 7, 2003 and then approved by shareholders on March 27, 2003, the following Underlying Funds were merged after the close of business on the effective date shown, at no cost to Contract Owners, with the effect of this transaction being reflected in the Transfers Between Sub-Accounts line of the Statement of Changes in Net Assets:

CLOSED FUND                                         SURVIVING FUND                                            DATE
-----------                                         --------------                                            ----
AIT Select Aggressive Growth Service Shares         AIT Select Growth Service Shares                          April 17, 2003
AIT Select Emerging Markets Service Shares          AIT Select International Equity Service Shares            April 30, 2003
AIT Select Growth & Income Service Shares           AIT Equity Index Service Shares                           April 25, 2003
AIT Select Strategic Growth Service Shares          AIT Select Growth Service Shares                          April 17, 2003
AIT Select Strategic Income Service Shares          AIT Select Investment Grade Income Service Shares         April 22, 2003

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

SEPARATE ACCOUNT VA-K

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     STATEMENTS OF ASSETS AND LIABILITIES - Receivable from and Payable to First Allmerica Financial Life Insurance Company (Sponsor) represent adjustments for contract guarantees and annuitant mortality fluctuation reserves.

     STATEMENTS OF CHANGES IN NET ASSETS - Owners may allocate their Contract Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of FAFLIC's General Account that guarantees principal and a fixed minimum interest rate. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Contract benefits are payments made to Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net are amounts that Owners have directed to be moved among variable Sub-Accounts, including Guarantee Period Accounts. Guarantee Period Accounts, which are included in Separate Account GPA, are an investment option offering fixed rates of interest for specified periods. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

NOTE 3- EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     Subject to state availability, FAFLIC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

SEPARATE ACCOUNT VA-K

NOTE 3- EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

                                                                                                Allmerica Premier
                                                  Allmerica Advantage &    Allmerica Premier       Choice with
Variable Account Deductions:                        ExecAnnuity Plus           Choice             Optional Rider
Mortality and Expense Risk (Annual Rate)                1.25%                   1.30%                 1.30%
Administrative Expense (Annual Rate)                    0.20%                   0.20%                 0.20%
Optional Rider Fees (Annual Rate)                                                                     0.15%

Contract Deductions:
Optional Rider Fees (Annual Rate)                    0.15%-0.25%                 N/A                   N/A
Annual Contract Fee (Maximum)                            $30                     $35                   $35

     A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

     Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

     The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of FAFLIC, in accordance with Contract terms. Detailed descriptions of these charges are available in the product prospectuses.

     During the year ended December 31, 2003, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. On March 27, 2002, shareholders of the AIT funds approved a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Each AIT Fund pays a fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account. On October 27, 2003 AFC announced the cessation of retail sales through Veravest, which terminated all contracts with its registered representatives by December 19, 2003. However, based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS

Transactions from Owners and sponsor were as follows:

                                                                     ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Core Equity Service Shares
 Issuance of Units ....................................         542,774   $     897,454       1,090,733   $   1,681,725
 Redemption of Units ..................................      (2,543,973)     (4,326,700)     (3,438,188)     (5,782,929)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (2,001,199)  $  (3,429,246)     (2,347,455)  $  (4,101,204)
                                                          =============   =============   =============   =============

AIT Equity Index Service Shares (b)
 Issuance of Units ....................................       5,508,294   $  11,116,740       1,830,232   $   3,809,020
 Redemption of Units ..................................      (3,599,345)     (7,486,990)     (4,178,506)     (8,461,303)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................       1,908,949   $   3,629,750      (2,348,274)  $  (4,652,283)
                                                          =============   =============   =============   =============

AIT Government Bond Service Shares
 Issuance of Units ....................................       2,144,905   $   3,262,045       9,475,721   $  14,135,865
 Redemption of Units ..................................      (6,251,198)     (9,647,430)     (3,523,757)     (5,087,367)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (4,106,293)  $  (6,385,385)      5,951,964   $   9,048,498
                                                          =============   =============   =============   =============

AIT Money Market Service Shares
 Issuance of Units ....................................      43,599,646   $  54,940,494      79,867,969   $ 106,724,337
 Redemption of Units ..................................     (52,248,261)    (66,479,017)    (77,025,473)   (102,923,916)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (8,648,615)  $ (11,538,523)      2,842,496   $   3,800,421
                                                          =============   =============   =============   =============

AIT Select Capital Appreciation Service Shares
 Issuance of Units ....................................         571,421   $   1,193,331         743,935   $   1,507,293
 Redemption of Units ..................................      (1,185,543)     (2,383,891)     (1,772,091)     (3,386,363)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (614,122)  $  (1,190,560)     (1,028,156)  $  (1,879,070)
                                                          =============   =============   =============   =============

AIT Select Growth Service Shares (b)
 Issuance of Units ....................................       7,207,556   $  10,986,151       1,050,825   $   1,768,370
 Redemption of Units ..................................      (3,715,758)     (5,771,164)     (3,960,256)     (6,513,005)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................       3,491,798   $   5,214,987      (2,909,431)  $  (4,744,635)
                                                          =============   =============   =============   =============

AIT Select International Equity Service Shares (b)
 Issuance of Units ....................................       4,933,125   $   4,331,408      10,046,645   $  11,822,190
 Redemption of Units ..................................      (6,653,653)     (6,332,753)    (12,118,628)    (14,577,657)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,720,528)  $  (2,001,345)     (2,071,983)  $  (2,755,467)
                                                          =============   =============   =============   =============

AIT Select Investment Grade Income Service Shares (b)
 Issuance of Units ....................................       3,598,949   $   5,668,105       2,935,569   $   4,517,155
 Redemption of Units ..................................      (4,210,970)     (6,666,744)     (2,018,908)     (3,082,319)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (612,021)  $    (998,639)        916,661   $   1,434,836
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS          AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Select Value Opportunity Service Shares
 Issuance of Units ....................................         848,420   $   1,799,709       2,209,608   $   4,665,451
 Redemption of Units ..................................      (2,341,344)     (4,885,823)     (3,122,758)     (6,275,292)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,492,924)  $  (3,086,114)       (913,150)  $  (1,609,841)
                                                          =============   =============   =============   =============

AIM V.I. Aggressive Growth Series I
 Issuance of Units ....................................         409,304   $     227,886         741,355   $     431,138
 Redemption of Units ..................................      (1,128,619)       (597,533)     (1,554,829)       (856,848)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (719,315)  $    (369,647)       (813,474)  $    (425,710)
                                                          =============   =============   =============   =============

AIM V.I. Basic Value Series II
 Issuance of Units ....................................       1,489,523   $   1,165,207       1,882,535   $   1,457,290
 Redemption of Units ..................................        (977,865)       (709,371)       (348,730)       (255,488)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         511,658   $     455,836       1,533,805   $   1,201,802
                                                          =============   =============   =============   =============

AIM V.I. Blue Chip Series I
 Issuance of Units ....................................         316,610   $     199,109         340,901   $     240,979
 Redemption of Units ..................................        (136,946)        (79,215)        (64,710)        (44,258)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         179,664   $     119,894         276,191   $     196,721
                                                          =============   =============   =============   =============

AIM V.I. Capital Development Series II
 Issuance of Units ....................................          39,053   $      35,548          41,651   $      37,937
 Redemption of Units ..................................         (19,280)        (16,621)         (1,456)         (1,187)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          19,773   $      18,927          40,195   $      36,750
                                                          =============   =============   =============   =============

AIM V.I. Premier Equity Series I
 Issuance of Units ....................................         418,736   $     233,650         998,936   $     581,649
 Redemption of Units ..................................      (1,238,533)       (664,904)     (2,073,648)     (1,195,024)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (819,797)  $    (431,254)     (1,074,712)  $    (613,375)
                                                          =============   =============   =============   =============

AllianceBernstein Growth and Income Class B (a)
 Issuance of Units ....................................       1,552,453   $   1,378,125       5,025,656   $   4,664,685
 Redemption of Units ..................................      (2,807,650)     (2,308,677)     (3,911,965)     (3,239,682)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,255,197)  $    (930,552)      1,113,691   $   1,425,003
                                                          =============   =============   =============   =============

AllianceBernstein Premier Growth Class B (a)
 Issuance of Units ....................................       2,148,459   $     983,398       2,534,812   $   1,259,823
 Redemption of Units ..................................      (2,210,746)       (984,754)     (2,744,856)     (1,367,700)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (62,287)  $      (1,356)       (210,044)  $    (107,877)
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AllianceBernstein Small Cap Value Class B
 Issuance of Units ....................................         810,246   $     744,881       1,425,613   $   1,226,056
 Redemption of Units ..................................        (311,127)       (260,919)       (204,370)       (155,152)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         499,119   $     483,962       1,221,243   $   1,070,904
                                                          =============   =============   =============   =============

AllianceBernstein Value Class B
 Issuance of Units ....................................         644,738   $     555,555       1,095,406   $     953,246
 Redemption of Units ..................................        (291,711)       (230,857)       (155,830)       (126,151)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         353,027   $     324,698         939,576   $     827,095
                                                          =============   =============   =============   =============

Delaware VIP Growth Opportunities Service Class
 Issuance of Units ....................................         304,301   $     199,798         302,260   $     178,728
 Redemption of Units ..................................        (455,036)       (281,895)       (751,513)       (430,058)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (150,735)  $     (82,097)       (449,253)  $    (251,330)
                                                          =============   =============   =============   =============

Delaware VIP International Value Equity
 Issuance of Units ....................................       1,100,737   $   1,418,469      13,529,865   $  18,655,362
 Redemption of Units ..................................      (1,698,035)     (2,246,613)    (14,163,890)    (19,775,649)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (597,298)  $    (828,144)       (634,025)  $  (1,120,287)
                                                          =============   =============   =============   =============

Eaton Vance VT Floating-Rate Income
 Issuance of Units ....................................         378,969   $     379,776         653,495   $     652,195
 Redemption of Units ..................................        (191,719)       (191,331)       (696,008)       (694,197)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         187,250   $     188,445         (42,513)  $     (42,002)
                                                          =============   =============   =============   =============

Fidelity VIP Asset Manager (a)
 Issuance of Units ....................................         788,704   $   1,250,646         538,281   $     812,873
 Redemption of Units ..................................      (1,066,586)     (1,688,948)     (1,095,156)     (1,640,539)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (277,882)  $    (438,302)       (556,875)  $    (827,666)
                                                          =============   =============   =============   =============

Fidelity VIP Contrafund Service Class 2 (a)
 Issuance of Units ....................................       1,000,222   $     912,789       2,758,026   $   2,467,528
 Redemption of Units ..................................        (812,170)       (684,735)       (520,648)       (441,085)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         188,052   $     228,054       2,237,378   $   2,026,443
                                                          =============   =============   =============   =============

Fidelity VIP Equity-Income
 Issuance of Units ....................................       1,290,407   $   2,647,058       2,471,482   $   4,852,392
 Redemption of Units ..................................      (3,685,387)     (7,338,969)     (4,766,570)     (9,170,250)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (2,394,980)  $  (4,691,911)     (2,295,088)  $  (4,317,858)
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                             UNITS          AMOUNT          UNITS            AMOUNT
                                                          -------------   -------------   -------------   -------------
Fidelity VIP Growth
 Issuance of Units ....................................       1,714,698   $   3,468,364       2,068,878   $   4,271,408
 Redemption of Units ..................................      (3,581,525)     (6,946,558)     (5,253,689)    (10,553,710)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,866,827)  $  (3,478,194)     (3,184,811)  $  (6,282,302)
                                                          =============   =============   =============   =============

Fidelity VIP Growth Opportunities Service Class 2 (a)
 Issuance of Units ....................................         170,304   $     102,697         162,067   $     105,153
 Redemption of Units ..................................        (312,805)       (190,931)       (158,899)        (89,693)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (142,501)  $     (88,234)          3,168   $      15,460
                                                          =============   =============   =============   =============

Fidelity VIP High Income
 Issuance of Units ....................................      21,219,625   $  23,890,025      17,264,558   $  17,213,208
 Redemption of Units ..................................     (21,167,067)    (23,823,291)    (19,966,527)    (20,065,831)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          52,558   $      66,734      (2,701,969)  $  (2,852,623)
                                                          =============   =============   =============   =============

Fidelity VIP Mid Cap Service Class 2 (a)
 Issuance of Units ....................................         607,017   $     584,227       1,279,448   $   1,149,347
 Redemption of Units ..................................        (429,392)       (392,835)       (110,512)        (90,129)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         177,625   $     191,392       1,168,936   $   1,059,218
                                                          =============   =============   =============   =============

Fidelity VIP Overseas
 Issuance of Units ....................................       1,151,955   $   1,327,196       6,298,078   $   6,829,124
 Redemption of Units ..................................      (2,279,774)     (2,538,663)     (7,075,001)     (7,722,509)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,127,819)  $  (1,211,467)       (776,923)  $    (893,385)
                                                          =============   =============   =============   =============

Fidelity VIP Value Strategies Service Class 2 (a)
 Issuance of Units ....................................         951,008   $     926,003         451,606   $     359,384
 Redemption of Units ..................................        (163,344)       (138,705)        (48,550)        (34,120)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         787,664   $     787,298         403,056   $     325,264
                                                          =============   =============   =============   =============

FT VIP Franklin Growth and Income Securities Class 2
 Issuance of Units ....................................         262,448   $     200,634       1,770,861   $   1,621,228
 Redemption of Units ..................................        (717,212)       (584,911)     (1,137,085)     (1,032,956)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (454,764)  $    (384,277)        633,776   $     588,272
                                                          =============   =============   =============   =============

FT VIP Franklin Large Cap Growth Securities Class 2
 Issuance of Units ....................................         114,497   $     106,104          98,950   $      83,357
 Redemption of Units ..................................         (23,760)        (24,031)        (20,934)        (15,780)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          90,737   $      82,073          78,016   $      67,577
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
FT VIP Franklin Small Cap Class 2
 Issuance of Units ....................................       1,162,030   $     631,123       2,379,359   $   1,369,236
 Redemption of Units ..................................      (1,181,885)       (633,600)     (1,906,856)     (1,035,589)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (19,855)  $      (2,477)        472,503   $     333,647
                                                          =============   =============   =============   =============

FT VIP Mutual Shares Securities Class 2
 Issuance of Units ....................................         418,097   $     379,608       1,017,771   $     888,756
 Redemption of Units ..................................        (188,453)       (170,384)       (148,275)       (121,553)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         229,644   $     209,224         869,496   $     767,203
                                                          =============   =============   =============   =============

FT VIP Templeton Foreign Securities Class 2
 Issuance of Units ....................................       5,949,736   $   3,982,410       1,341,968   $   1,063,503
 Redemption of Units ..................................      (5,745,471)     (3,801,033)     (1,088,033)       (855,260)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         204,265   $     181,377         253,935   $     208,243
                                                          =============   =============   =============   =============

INVESCO VIF Health Sciences
 Issuance of Units ....................................         985,598   $     736,783       1,501,077   $   1,194,983
 Redemption of Units ..................................      (1,402,296)     (1,012,708)     (1,994,308)     (1,514,635)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (416,698)  $    (275,925)       (493,231)  $    (319,652)
                                                          =============   =============   =============   =============

Janus Aspen Growth Service Shares
 Issuance of Units ....................................         445,514   $     224,317       1,447,321   $     812,340
 Redemption of Units ..................................        (868,002)       (433,402)     (2,731,095)     (1,428,830)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (422,488)  $    (209,085)     (1,283,774)  $    (616,490)
                                                          =============   =============   =============   =============

Janus Aspen Growth and Income Service Shares
 Issuance of Units ....................................         506,906   $     322,351       1,612,313   $   1,131,271
 Redemption of Units ..................................      (1,026,675)       (637,553)     (2,281,241)     (1,439,218)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (519,769)  $    (315,202)       (668,928)  $    (307,947)
                                                          =============   =============   =============   =============

MFS Mid Cap Growth Service Class
 Issuance of Units ....................................         160,685   $     143,586          92,958   $      70,321
 Redemption of Units ..................................         (19,731)        (16,550)        (37,441)        (24,916)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         140,954   $     127,036          55,517   $      45,405
                                                          =============   =============   =============   =============

MFS New Discovery Service Class
 Issuance of Units ....................................         126,549   $     108,379         332,698   $     282,762
 Redemption of Units ..................................        (155,461)       (122,832)        (22,584)        (17,584)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (28,912)  $     (14,453)        310,114   $     265,178
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS            AMOUNT
                                                          -------------   -------------   -------------   -------------
MFS Total Return Service Class
 Issuance of Units ....................................         853,395   $     813,377       1,355,138   $   1,235,517
 Redemption of Units ..................................        (507,630)       (475,732)       (142,135)       (126,377)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         345,765   $     337,645       1,213,003   $   1,109,140
                                                          =============   =============   =============   =============
MFS Utilities Service Class
 Issuance of Units ....................................         117,939   $     116,962          37,810   $      30,134
 Redemption of Units ..................................         (58,773)        (62,083)           (191)           (155)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          59,166   $      54,879          37,619   $      29,979
                                                          =============   =============   =============   =============

Oppenheimer Capital Appreciation Service Shares
 Issuance of Units ....................................         130,217   $     113,745         193,230   $     172,071
 Redemption of Units ..................................         (61,876)        (54,926)        (23,753)        (18,766)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          68,341   $      58,819         169,477   $     153,305
                                                          =============   =============   =============   =============

Oppenheimer Global Securities Service Shares
 Issuance of Units ....................................         494,279   $     435,916       1,277,231   $   1,117,331
 Redemption of Units ..................................        (457,822)       (372,008)        (41,502)        (33,222)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          36,457   $      63,908       1,235,729   $   1,084,109
                                                          =============   =============   =============   =============

Oppenheimer High Income Service Shares
 Issuance of Units ....................................      20,878,655   $  22,394,728         354,541   $     330,250
 Redemption of Units ..................................     (19,595,349)    (21,162,592)        (56,353)        (53,339)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................       1,283,306   $   1,232,136         298,188   $     276,911
                                                          =============   =============   =============   =============

Oppenheimer Main Street Service Shares (a)
 Issuance of Units ....................................         465,388   $     408,239         384,284   $     324,183
 Redemption of Units ..................................         (74,307)        (62,412)        (21,915)        (16,935)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         391,081   $     345,827         362,369   $     307,248
                                                          =============   =============   =============   =============

Oppenheimer Multiple Strategies Service Shares
 Issuance of Units ....................................         331,353   $     324,498          13,222   $      11,977
 Redemption of Units ..................................         (42,397)        (26,223)           (456)           (387)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         288,956   $     298,275          12,766   $      11,590
                                                          =============   =============   =============   =============

Pioneer Emerging Markets VCT Class II
 Issuance of Units ....................................       5,022,741   $   4,055,399       3,688,927   $   2,733,762
 Redemption of Units ..................................      (4,769,407)     (3,846,567)     (4,322,105)     (3,160,795)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         253,334   $     208,832        (633,178)  $    (427,033)
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                               ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Pioneer Real Estate Shares VCT Class II
 Issuance of Units ....................................         502,426   $     617,649       1,706,403   $   1,878,840
 Redemption of Units ..................................        (520,259)       (587,220)       (942,170)       (975,383)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (17,833)  $      30,429         764,233   $     903,457
                                                          =============   =============   =============   =============

Scudder Technology Growth Series II Class A
 Issuance of Units ....................................       2,076,380   $     784,251       1,383,122   $     417,962
 Redemption of Units ..................................      (2,048,707)       (759,748)     (2,121,907)       (636,992)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          27,673   $      24,503        (738,785)  $    (219,030)
                                                          =============   =============   =============   =============

SVS Dreman Financial Services Series II Class A
 Issuance of Units ....................................         346,445   $     341,769         716,175   $     785,947
 Redemption of Units ..................................        (893,104)       (921,579)     (1,360,870)     (1,473,064)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................        (546,659)  $    (579,810)       (644,695)  $    (687,117)
                                                          =============   =============   =============   =============

T. Rowe Price International Stock
 Issuance of Units ....................................       2,314,726   $   1,874,597      19,248,109   $  19,361,049
 Redemption of Units ..................................      (3,790,238)     (3,275,528)    (20,284,008)    (20,473,486)
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,475,512)  $  (1,400,931)     (1,035,899)  $  (1,112,437)
                                                          =============   =============   =============   =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

                                                                             ALLMERICA PREMIER CHOICE
                                                                             YEAR ENDED DECEMBER 31,
                                                          -----------------------------   -----------------------------
                                                                       2003                            2002
                                                             UNITS            AMOUNT         UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Core Equity Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,826)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,826)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Equity Index Service Shares (b)
 Issuance of Units ....................................         115,931   $     102,316           2,000   $       2,000
 Redemption of Units ..................................         (30,396)        (28,861)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          85,535   $      73,455           2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                             UNITS           AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Government Bond Service Shares
 Issuance of Units ....................................          28,273   $      30,212           2,000   $       2,000
 Redemption of Units ..................................         (77,179)        (81,787)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (48,906)  $     (51,575)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Money Market Service Shares
 Issuance of Units ....................................         104,649   $     104,531           2,000   $       2,000
 Redemption of Units ..................................      (1,270,080)     (1,271,150)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................      (1,165,431)  $  (1,166,619)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Capital Appreciation Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,004)         (2,227)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,004)  $      (2,227)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Growth Service Shares (b)
 Issuance of Units ....................................          10,218   $       7,550           2,000   $       2,000
 Redemption of Units ..................................         (11,657)        (10,248)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (1,439)  $      (2,698)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select International Equity Service Shares (b)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,001)         (1,969)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (1,969)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Investment Grade Income Service Shares (b)
 Issuance of Units ....................................          18,870   $      19,994           2,000   $       2,000
 Redemption of Units ..................................         (59,973)        (63,513)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (41,103)  $     (43,519)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Value Opportunity Service Shares
 Issuance of Units ....................................              40   $          40          21,124   $      22,000
 Redemption of Units ..................................         (35,478)        (38,842)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (35,438)  $     (38,802)         21,124   $      22,000
                                                          =============   =============   =============   =============

AIM V.I. Aggressive Growth Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,944)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,944)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIM V.I. Basic Value Series II
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,909)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,909)              -   $           -
                                                          =============   =============   =============   =============

AIM V.I. Blue Chip Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,766)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,766)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIM V.I. Capital Development Series II
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,911)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,911)              -   $           -
                                                          =============   =============   =============   =============

AIM V.I. Premier Equity Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,004)         (1,671)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,004)  $      (1,671)          2,000   $       2,000
                                                          =============   =============   =============   =============

AllianceBernstein Growth and Income Class B (a)
 Issuance of Units ....................................               -   $           -          21,903   $      22,000
 Redemption of Units ..................................         (16,745)        (14,855)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (16,745)  $     (14,855)         21,903   $      22,000
                                                          =============   =============   =============   =============

AllianceBernstein Premier Growth Class B (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (1,999)         (1,646)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (1,999)  $      (1,646)          2,000   $       2,000
                                                          =============   =============   =============   =============

AllianceBernstein Small Cap Value Class B
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,211)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,211)              -   $           -
                                                          =============   =============   =============   =============

AllianceBernstein Value Class B
 Issuance of Units ....................................           9,433   $       7,512               -   $           -
 Redemption of Units ..................................          (2,000)         (2,044)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................           7,433   $       5,468               -   $           -
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS          AMOUNT
                                                          -------------   -------------   -------------   -------------
Delaware VIP Growth Opportunities Service Class
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,137)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,137)          2,000   $       2,000
                                                          =============   =============   =============   =============

Delaware VIP International Value Equity
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,428)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,428)          2,000   $       2,000
                                                          =============   =============   =============   =============

Eaton Vance VT Floating-Rate Income
 Issuance of Units ....................................             162   $         161           2,000   $       2,000
 Redemption of Units ..................................          (2,239)         (2,237)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,077)  $      (2,076)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Asset Manager (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,053)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,053)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Contrafund Service Class 2 (a)
 Issuance of Units ....................................               -   $           -          21,800   $      22,000
 Redemption of Units ..................................         (16,436)        (16,544)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (16,436)  $     (16,544)         21,800   $      22,000
                                                          =============   =============   =============   =============

Fidelity VIP Equity-Income
 Issuance of Units ....................................          14,392   $      11,294           2,000   $       2,000
 Redemption of Units ..................................          (2,472)         (2,486)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          11,920   $       8,808           2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Growth
 Issuance of Units ....................................             103   $          81           2,000   $       2,000
 Redemption of Units ..................................         (57,140)        (50,641)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (57,037)  $     (50,560)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Growth Opportunities Service Class 2 (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,920)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,920)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS          AMOUNT
                                                          -------------   -------------   -------------   -------------
Fidelity VIP High Income
 Issuance of Units ....................................          10,833   $      11,268           2,000   $       2,000
 Redemption of Units ..................................          (2,494)         (3,090)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................           8,339   $       8,178           2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Mid Cap Service Class 2 (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,282)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,282)              -   $           -
                                                          =============   =============   =============   =============

Fidelity VIP Overseas
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,141)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,141)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Value Strategies Service Class 2 (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,299)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,299)              -   $           -
                                                          =============   =============   =============   =============

FT VIP Franklin Growth and Income Securities Class 2
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,306)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,306)          2,000   $       2,000
                                                          =============   =============   =============   =============

FT VIP Franklin Large Cap Growth Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,984)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,984)              -   $           -
                                                          =============   =============   =============   =============

FT VIP Franklin Small Cap Class 2
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,005)         (1,978)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,005)  $      (1,978)          2,000   $       2,000
                                                          =============   =============   =============   =============

FT VIP Mutual Shares Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,018)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,018)              -   $           -
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS          AMOUNT
                                                          -------------   -------------   -------------   -------------
FT VIP Templeton Foreign Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,967)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,967)              -   $           -
                                                          =============   =============   =============   =============

INVESCO VIF Health Sciences
 Issuance of Units ....................................               -   $           -          22,587   $      22,000
 Redemption of Units ..................................         (17,927)        (14,532)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (17,927)  $     (14,532)         22,587   $      22,000
                                                          =============   =============   =============   =============

Janus Aspen Growth Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,863)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,863)          2,000   $       2,000
                                                          =============   =============   =============   =============

Janus Aspen Growth and Income Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,853)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,853)          2,000   $       2,000
                                                          =============   =============   =============   =============

MFS Mid Cap Growth Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,874)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,874)              -   $           -
                                                          =============   =============   =============   =============

MFS New Discovery Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,001)         (1,945)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (1,945)              -   $           -
                                                          =============   =============   =============   =============

MFS Total Return Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,031)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,031)              -   $           -
                                                          =============   =============   =============   =============

MFS Utilities Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,119)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,119)              -   $           -
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Oppenheimer Capital Appreciation Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,960)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,960)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Global Securities Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,073)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,073)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer High Income Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,274)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,274)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Main Street Service Shares (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,940)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,940)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Multiple Strategies Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,148)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,148)              -   $           -
                                                          =============   =============   =============   =============

Pioneer Emerging Markets VCT Class II
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,893)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,893)          2,000   $       2,000
                                                          =============   =============   =============   =============

Pioneer Real Estate Shares VCT Class II
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,692)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,692)          2,000   $       2,000
                                                          =============   =============   =============   =============

Scudder Technology Growth Series II Class A
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................         (12,761)        (11,584)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (12,761)  $     (11,584)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
SVS Dreman Financial Services Series II Class A
 Issuance of Units ....................................              20   $          20           2,000   $       2,000
 Redemption of Units ..................................         (15,061)        (17,057)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................         (15,041)  $     (17,037)          2,000   $       2,000
                                                          =============   =============   =============   =============

T. Rowe Price International Stock
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,042)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,042)          2,000   $       2,000
                                                          =============   =============   =============   =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

                                                                   ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS           AMOUNT          UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Core Equity Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,189)         (1,984)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,189)  $      (1,984)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Equity Index Service Shares (b)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,872)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,872)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Government Bond Service Shares
 Issuance of Units ....................................             934   $         999           2,000   $       2,000
 Redemption of Units ..................................          (2,015)         (2,132)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (1,081)  $      (1,133)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Money Market Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,985)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,985)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIT Select Capital Appreciation Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,217)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,217)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Growth Service Shares (b)
 Issuance of Units ....................................           1,978   $       1,458           2,000   $       2,000
 Redemption of Units ..................................          (2,086)         (1,811)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................            (108)  $        (353)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select International Equity Service Shares(b)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,076)         (2,031)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,076)  $      (2,031)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Investment Grade Income Service Shares (b)
 Issuance of Units ....................................           2,133   $       2,265           2,000   $       2,000
 Redemption of Units ..................................          (2,003)         (2,125)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................             130   $         140           2,000   $       2,000
                                                          =============   =============   =============   =============

AIT Select Value Opportunity Service Shares
 Issuance of Units ....................................             123   $         112           2,000   $       2,000
 Redemption of Units ..................................          (2,185)         (2,540)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,062)  $      (2,428)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIM V.I. Aggressive Growth Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,001)         (1,938)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (1,938)          2,000   $       2,000
                                                          =============   =============   =============   =============

AIM V.I. Basic Value Series II
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,905)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,905)              -   $           -
                                                          =============   =============   =============   =============

AIM V.I. Blue Chip Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,256)         (1,975)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,256)  $      (1,975)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
AIM V.I. Capital Development Series II
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,907)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,907)              -   $           -
                                                          =============   =============   =============   =============

AIM V.I. Premier Equity Series I
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,663)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,663)          2,000   $       2,000
                                                          =============   =============   =============   =============

AllianceBernstein Growth and Income Class B (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,939)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,939)          2,000   $       2,000
                                                          =============   =============   =============   =============

AllianceBernstein Premier Growth Class B (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,099)         (1,720)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,099)  $      (1,720)          2,000   $       2,000
                                                          =============   =============   =============   =============

AllianceBernstein Small Cap Value Class B
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,205)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,205)              -   $           -
                                                          =============   =============   =============   =============

AllianceBernstein Value Class B
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,039)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,039)              -   $           -
                                                          =============   =============   =============   =============

Delaware VIP Growth Opportunities Service Class
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,130)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,130)          2,000   $       2,000
                                                          =============   =============   =============   =============

Delaware VIP International Value Equity
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,420)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,420)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Eaton Vance VT Floating-Rate Income
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,993)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,993)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Asset Manager (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,046)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,046)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Contrafund Service Class 2 (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,248)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,248)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Equity-Income
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,168)         (2,195)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,168)  $      (2,195)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Growth
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,259)         (1,992)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,259)  $      (1,992)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Growth Opportunities Service Class 2 (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,914)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,914)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP High Income
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,506)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,506)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Mid Cap Service Class 2 (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,276)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,276)              -   $           -
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Fidelity VIP Overseas
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,001)         (2,134)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (2,134)          2,000   $       2,000
                                                          =============   =============   =============   =============

Fidelity VIP Value Strategies Service Class 2 (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,001)         (2,294)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (2,294)              -   $           -
                                                          =============   =============   =============   =============

FT VIP Franklin Growth and Income Securities Class 2
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,299)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,299)          2,000   $       2,000
                                                          =============   =============   =============   =============

FT VIP Franklin Large Cap Growth Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,979)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,979)              -   $           -
                                                          =============   =============   =============   =============

FT VIP Franklin Small Cap Class 2
 Issuance of Units ....................................             330   $         255           2,000   $       2,000
 Redemption of Units ..................................          (2,004)         (1,973)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (1,674)  $      (1,718)          2,000   $       2,000
                                                          =============   =============   =============   =============

FT VIP Mutual Shares Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,001)         (2,013)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (2,013)              -   $           -
                                                          =============   =============   =============   =============

FT VIP Templeton Foreign Securities Class 2
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,079)         (2,035)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,079)  $      (2,035)              -   $           -
                                                          =============   =============   =============   =============

INVESCO VIF Health Sciences
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,780)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,780)          2,000   $       2,000
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Janus Aspen Growth Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (1,857)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,857)          2,000   $       2,000
                                                          =============   =============   =============   =============

Janus Aspen Growth and Income Service Shares
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,473)         (2,234)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,473)  $      (2,234)          2,000   $       2,000
                                                          =============   =============   =============   =============

MFS Mid Cap Growth Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,001)         (1,870)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,001)  $      (1,870)              -   $           -
                                                          =============   =============   =============   =============

MFS New Discovery Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,941)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,941)              -   $           -
                                                          =============   =============   =============   =============

MFS Total Return Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,026)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,026)              -   $           -
                                                          =============   =============   =============   =============

MFS Utilities Service Class
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,114)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,114)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Capital Appreciation Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,956)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,956)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Global Securities Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,068)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,068)              -   $           -
                                                          =============   =============   =============   =============

SEPARATE ACCOUNT VA-K

NOTE 4 - OWNERS AND SPONSOR TRANSACTIONS (Continued)

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                       2003                            2002
                                                          -----------------------------   -----------------------------
                                                              UNITS          AMOUNT           UNITS           AMOUNT
                                                          -------------   -------------   -------------   -------------
Oppenheimer High Income Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,092)         (2,370)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,092)  $      (2,370)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Main Street Service Shares (a)
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (1,935)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (1,935)              -   $           -
                                                          =============   =============   =============   =============

Oppenheimer Multiple Strategies Service Shares
 Issuance of Units ....................................               -   $           -               -   $           -
 Redemption of Units ..................................          (2,000)         (2,142)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,142)              -   $           -
                                                          =============   =============   =============   =============

Pioneer Emerging Markets VCT Class II
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,884)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,884)          2,000   $       2,000
                                                          =============   =============   =============   =============

Pioneer Real Estate Shares VCT Class II (a)
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,684)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,684)          2,000   $       2,000
                                                          =============   =============   =============   =============
Scudder Technology Growth Series II Class A
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (1,999)         (1,799)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (1,999)  $      (1,799)          2,000   $       2,000
                                                          =============   =============   =============   =============

SVS Dreman Financial Services Series II Class A
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................          (2,000)         (2,249)              -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................          (2,000)  $      (2,249)          2,000   $       2,000
                                                          =============   =============   =============   =============

T. Rowe Price International Stock
 Issuance of Units ....................................               -   $           -           2,000   $       2,000
 Redemption of Units ..................................               -               -               -               -
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) .............................               -   $           -           2,000   $       2,000
                                                          =============   =============   =============   =============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2003 were as follows:

INVESTMENT PORTFOLIO                                             PURCHASES         SALES
--------------------                                             ---------         -----
AIT Core Equity Service Shares                                 $     311,757   $   3,841,953
AIT Equity Index Service Shares (b)                               10,007,708       6,356,517
AIT Government Bond Service Shares                                 2,412,989       8,494,267
AIT Money Market Service Shares                                   43,727,953      56,556,682
AIT Select Capital Appreciation Service Shares                       544,614       1,888,851
AIT Select Growth Service Shares (b)                              10,068,416       5,123,897
AIT Select International Equity Service Shares (b)                 3,356,585       5,425,629
AIT Select Investment Grade Income Service Shares (b)              4,956,787       5,618,397
AIT Select Value Opportunity Service Shares                          696,028       3,969,384
AIM V.I. Aggressive Growth Series I                                  153,016         546,721
AIM V.I. Basic Value Series II                                       788,533         358,134
AIM V.I. Blue Chip Series I                                          181,573          70,394
AIM V.I. Capital Development Series II                                35,178          20,630
AIM V.I. Premier Equity Series I                                     136,825         593,040
AllianceBernstein Growth and Income Class B (a)                      930,302       1,921,237
AllianceBernstein Premier Growth Class B (a)                         583,917         624,578
AllianceBernstein Small Cap Value Class B                            704,748         219,761
AllianceBernstein Value Class B                                      545,339         225,046
Delaware VIP Growth Opportunities Service Class                      168,991         264,355
Delaware VIP International Value Equity                            1,334,153       2,010,473
Eaton Vance VT Floating-Rate Income                                  361,940         173,628
Fidelity VIP Asset Manager (a)                                     1,169,581       1,489,666
Fidelity VIP Contrafund Service Class 2 (a)                          762,246         578,426
Fidelity VIP Equity-Income                                         1,350,829       5,921,535
Fidelity VIP Growth                                                1,461,502       5,290,332
Fidelity VIP Growth Opportunities Service Class 2 (a)                 97,013         191,484
Fidelity VIP High Income                                          22,836,317      22,075,159
Fidelity VIP Mid Cap Service Class 2 (a)                             534,384         361,548
Fidelity VIP Overseas                                              1,130,550       2,372,452
Fidelity VIP Value Strategies Service Class 2 (a)                    902,262         123,406
FT VIP Franklin Growth and Income Securities Class 2                 218,284         584,634
FT VIP Franklin Large Cap Growth Securities Class 2                  106,352          29,199
FT VIP Franklin Small Cap Class 2                                    405,841         444,483
FT VIP Mutual Shares Securities Class 2                              359,234         157,710
FT VIP Templeton Foreign Securities Class 2                        3,887,583       3,709,775
INVESCO VIF Health Sciences                                          542,662         875,920
Janus Aspen Growth Service Shares                                    150,204         387,122
Janus Aspen Growth and Income Service Shares                         205,300         548,383

SEPARATE ACCOUNT VA-K

NOTE 5 - PURCHASES AND SALES OF SECURITIES (Continued)

INVESTMENT PORTFOLIO                                             PURCHASES         SALES
--------------------                                             ---------         -----
MFS Mid Cap Growth Service Class                               $     141,444   $      19,468
MFS New Discovery Service Class                                      101,366         122,866
MFS Total Return Service Class                                       710,821         375,996
MFS Utilities Service Class                                          115,852          65,452
Oppenheimer Capital Appreciation Service Shares                      108,412          55,769
Oppenheimer Global Securities Service Shares                         386,292         335,327
Oppenheimer High Income Service Shares                            22,217,599      20,988,947
Oppenheimer Main Street Service Shares                               405,486          67,244
Oppenheimer Multiple Strategies Service Shares                       341,635          48,507
Pioneer Emerging Markets VCT Class II                              3,950,887       3,759,522
Pioneer Real Estate Shares VCT Class II                              585,168         495,079
Scudder Technology Growth Series II Class A                          634,141         640,789
SVS Dreman Financial Services Series II Class A                      302,195         901,033
T. Rowe Price International Stock                                  1,715,183       3,128,058

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2003 is as follows:

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)      UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
AIT CORE EQUITY SERVICE SHARES
2003                                                                  6,398   $   0.951626   $   2.064219   $     13,205
2002                                                                  8,403       0.757848       1.640556         13,781
2001                                                                 10,749       1.006631       2.174676         23,370
AIT EQUITY INDEX SERVICE SHARES (e)
2003                                                                 11,639       0.979971       2.463993         28,501
2002                                                                  9,646       0.777015       1.955932         18,825
2001                                                                 11,963       1.015741       2.551646         30,518
AIT GOVERNMENT BOND SERVICE SHARES
2003                                                                  7,402       1.067452       1.559902         11,498
2002                                                                 11,558       1.067541       1.556871         17,923
2001                                                                  5,463       0.993283       1.445643          7,896
AIT MONEY MARKET SERVICE SHARES
2003                                                                 10,415       0.994929       1.328515         13,814
2002                                                                 20,231       1.000176       1.337398         26,643
2001                                                                 16,157       1.000398       1.334848         21,566
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2003                                                                  4,641       1.129011       2.527004         11,724
2002                                                                  5,259       0.819051       1.835314          9,645
2001                                                                  6,284       1.062242       2.375406         14,923
AIT SELECT GROWTH SERVICE SHARES (e)
2003                                                                 11,852       0.891178       1.881774         22,301
2002                                                                  8,362       0.717518       1.512001         12,640
2001                                                                 11,272       1.007676       2.119131         23,881
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (e)
2003                                                                  7,241       1.026583       1.446372         10,472
2002                                                                  8,966       0.816944       1.148681         10,296
2001                                                                 11,034       1.030197       1.445589         15,949

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)    EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
AIT CORE EQUITY SERVICE SHARES
2003                                                                   0.86%          1.45%
2002                                                                   0.81           1.45
2001                                                                   0.72           1.45
AIT EQUITY INDEX SERVICE SHARES (e)
2003                                                                   1.30           1.45
2002                                                                   1.18           1.45
2001                                                                   0.98           1.45
AIT GOVERNMENT BOND SERVICE SHARES
2003                                                                   3.78           1.45
2002                                                                   4.05           1.45
2001                                                                   5.18           1.45
AIT MONEY MARKET SERVICE SHARES
2003                                                                   0.82           1.45
2002                                                                   1.64           1.45
2001                                                                   4.06           1.45
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A           1.45
AIT SELECT GROWTH SERVICE SHARES (e)
2003                                                                   0.05           1.45
2002                                                                   0.16           1.45
2001                                                                    N/A           1.45
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (e)
2003                                                                   0.79           1.45
2002                                                                   1.53           1.45
2001                                                                   1.56           1.45

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                  EXPENSE (2)    TOTAL (3)(4)   TOTAL (3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
AIT CORE EQUITY SERVICE SHARES
2003                                                                   1.65%         25.57%         25.82%
2002                                                                   1.65         -24.71         -24.56
2001                                                                   1.65         -18.08           0.67(a)
AIT EQUITY INDEX SERVICE SHARES (e)
2003                                                                   1.50          25.91          25.98
2002                                                                   1.65         -23.50         -23.35
2001                                                                   1.65         -13.29           1.59(a)
AIT GOVERNMENT BOND SERVICE SHARES
2003                                                                   1.65          -0.01           0.19
2002                                                                   1.65           7.48           7.69
2001                                                                   1.65          -0.67           6.07(a)
AIT MONEY MARKET SERVICE SHARES
2003                                                                   1.50          -0.71          -0.66
2002                                                                   1.65          -0.02           0.19
2001                                                                   1.65           0.04           2.77(a)
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2003                                                                   1.50          37.62          37.69
2002                                                                   1.65         -22.89         -22.74
2001                                                                   1.65          -2.56           6.24(a)
AIT SELECT GROWTH SERVICE SHARES (e)
2003                                                                   1.65          24.20          24.46
2002                                                                   1.65         -28.79         -28.65
2001                                                                   1.65         -25.80           0.78(a)
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (e)
2003                                                                   1.65          25.66          25.92
2002                                                                   1.65         -20.70         -20.54
2001                                                                   1.65         -22.66           3.03(a)

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (e)
2003                                                                  6,853   $   1.070386   $   1.651251   $     11,266
2002                                                                  7,506       1.053491       1.621891         12,102
2001                                                                  6,467       0.990568       1.521928          9,840
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2003                                                                  5,817       1.209720       2.749390         15,895
2002                                                                  7,348       0.888547       2.015361         14,694
2001                                                                  8,182       1.079629       2.443804         19,963
AIM V.I. AGGRESSIVE GROWTH SERIES I
2003                                                                  2,299       0.630818       0.630818          1,450
2002                                                                  3,022       0.505302       0.790085          1,528
2001                                                                  3,836       0.663023       1.037223          2,545
AIM V.I. BASIC VALUE SERIES II
2003                                                                  2,045       0.995622       0.995622          2,037
2002                                                                  1,538       0.756901       0.757930          1,166
2001                                                                    N/A            N/A            N/A            N/A
AIM V.I. BLUE CHIP SERIES I
2003                                                                    551       0.905462       0.770566            425
2002                                                                    375       0.624805       0.736900            236
2001                                                                     95       0.858678       1.013235             82
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2003                                                                     60       0.986096       0.986096             59
2002                                                                     44       0.739874       0.740887             33
2001                                                                    N/A            N/A            N/A            N/A
AIM V.I. PREMIER EQUITY SERIES I
2003                                                                  3,022       0.861578       0.644928          1,950
2002                                                                  3,846       0.523188       0.699294          2,013
2001                                                                  4,918       0.761244       1.017991          3,745
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B (d)
2003                                                                  7,786       1.017958       1.037013          8,073
2002                                                                  9,060       0.780534       0.796055          7,211
2001                                                                  7,896       1.020972       1.039153          8,205

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (e)
2003                                                                   4.44%          1.45%
2002                                                                   5.37           1.45
2001                                                                   5.96           1.45
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2003                                                                   0.12           1.45
2002                                                                   0.62           1.45
2001                                                                   0.61           1.45
AIM V.I. AGGRESSIVE GROWTH SERIES I
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A           1.45
AIM V.I. BASIC VALUE SERIES II
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
AIM V.I. BLUE CHIP SERIES I
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                   0.06           1.45
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
AIM V.I. PREMIER EQUITY SERIES I
2003                                                                   0.29           1.45
2002                                                                   0.29           1.45
2001                                                                   0.15           1.45
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B (d)
2003                                                                   0.84           1.45
2002                                                                   0.58           1.45
2001                                                                   0.53           1.45

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (e)
2003                                                                   1.65%          1.60%          1.81%
2002                                                                   1.65           6.35           6.57
2001                                                                   1.65          -0.94           6.38(a)
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2003                                                                   1.65          36.15          36.42
2002                                                                   1.65         -17.70         -17.53
2001                                                                   1.65           7.96          11.05(a)
AIM V.I. AGGRESSIVE GROWTH SERIES I
2003                                                                   1.45            N/A          24.84
2002                                                                   1.65         -23.94         -23.79
2001                                                                   1.65         -27.14           3.72
AIM V.I. BASIC VALUE SERIES II
2003                                                                   1.45            N/A          31.36
2002                                                                   1.65         -24.31         -24.21(c)
2001                                                                    N/A            N/A            N/A
AIM V.I. BLUE CHIP SERIES I
2003                                                                   1.65          23.08          23.33
2002                                                                   1.65         -27.38         -27.24
2001                                                                   1.65         -14.13           1.32(b)
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2003                                                                   1.45            N/A          33.10
2002                                                                   1.65         -26.01         -25.91(c)
2001                                                                    N/A            N/A            N/A
AIM V.I. PREMIER EQUITY SERIES I
2003                                                                   1.50          23.21          23.27
2002                                                                   1.65         -31.41         -31.27
2001                                                                   1.65         -13.83           1.80
ALLIANCEBERNSTEIN GROWTH AND INCOME CLASS B (d)
2003                                                                   1.50          30.20          30.27
2002                                                                   1.65         -23.55         -23.39
2001                                                                   1.65          -1.30           2.11

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------

ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B (d)
2003                                                                  5,056   $   0.840354   $   0.544425   $      2,753
2002                                                                  5,122       0.447785       0.693731          2,295
2001                                                                  5,329       0.657009       1.018393          3,503
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2003                                                                  1,720       1.147060       1.147060          1,973
2002                                                                  1,225       0.824984       0.826104          1,012
2001                                                                    N/A            N/A            N/A            N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2003                                                                  1,302       1.063989       1.064898          1,387
2002                                                                    944       0.839994       0.841146            794
2001                                                                    N/A            N/A            N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS
2003                                                                    978       0.731821       0.731821            716
2002                                                                  1,133       0.527169       0.786408            598
2001                                                                  1,582       0.714073       1.065770          1,131
DELAWARE VIP INTERNATIONAL VALUE EQUITY
2003                                                                  2,975       1.827385       1.827385          5,437
2002                                                                  3,577       0.897482       1.292719          4,622
2001                                                                  4,211       1.018508       1.464061          6,163
EATON VANCE VT FLOATING-RATE INCOME
2003                                                                    707       1.001244       1.006177            712
2002                                                                    524       0.985673       0.991674            520
2001                                                                    564       0.999061       1.003146            566
FIDELITY VIP ASSET MANAGER (d)
2003                                                                  3,561       1.774475       1.774475          6,320
2002                                                                  3,843       0.907133       1.526230          5,863
2001                                                                  4,400       1.010565       1.696780          7,463
FIDELITY VIP CONTRAFUND SERVICE CLASS 2 (d)
2003                                                                  2,638       1.153595       1.064492          2,813
2002                                                                  2,468       0.842578       0.913567          2,085
2001                                                                    183       0.945816       1.026036            175

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                               INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                  RATIO            LOWEST
                                                                  -----            ------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B (d)
2003                                                                    N/A%          1.45%
2002                                                                    N/A           1.45
2001                                                                    N/A           1.45
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2003                                                                   0.51           1.45
2002                                                                   0.08           1.45
2001                                                                    N/A            N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2003                                                                   0.72           1.45
2002                                                                   0.02           1.45
2001                                                                    N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS
2003                                                                    N/A           1.45
2002                                                                  13.85           1.45
2001                                                                    N/A           1.45
DELAWARE VIP INTERNATIONAL VALUE EQUITY
2003                                                                   2.45           1.45
2002                                                                   7.71           1.45
2001                                                                   2.61           1.45
EATON VANCE VT FLOATING-RATE INCOME
2003                                                                   2.20           1.45
2002                                                                   0.33           1.45
2001                                                                   2.12           1.45
FIDELITY VIP ASSET MANAGER (d)
2003                                                                   3.51           1.45
2002                                                                   4.10           1.45
2001                                                                   4.46           1.45
FIDELITY VIP CONTRAFUND SERVICE CLASS 2 (d)
2003                                                                   0.30           1.45
2002                                                                   0.14           1.45
2001                                                                    N/A           1.45

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B (d)
2003                                                                   1.65%         21.33%         21.58%
2002                                                                   1.65         -31.98         -31.84
2001                                                                   1.65         -18.60           1.84
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2003                                                                   1.45            N/A          38.85
2002                                                                   1.65         -17.50         -17.39(c)
2001                                                                    N/A            N/A            N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2003                                                                   1.50          26.54          26.60
2002                                                                   1.65         -16.00         -15.89(c)
2001                                                                    N/A            N/A            N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS
2003                                                                   1.45            N/A          38.82
2002                                                                   1.65         -26.32         -26.17
2001                                                                   1.65         -17.16           6.58
DELAWARE VIP INTERNATIONAL VALUE EQUITY
2003                                                                   1.45            N/A          41.36
2002                                                                   1.65         -11.88         -11.70
2001                                                                   1.65         -14.10           1.86
EATON VANCE VT FLOATING-RATE INCOME
2003                                                                   1.50           1.41           1.46
2002                                                                   1.65          -1.34          -1.14
2001                                                                   1.65          -0.09           0.32(b)
FIDELITY VIP ASSET MANAGER (D)
2003                                                                   1.45            N/A          16.27
2002                                                                   1.65         -10.24         -10.05
2001                                                                   1.65          -5.48           1.07
FIDELITY VIP CONTRAFUND SERVICE CLASS 2 (d)
2003                                                                   1.50          26.27          26.34
2002                                                                   1.65         -11.10         -10.92
2001                                                                   1.65           2.59           6.95(b)

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
FIDELITY VIP EQUITY-INCOME
2003                                                                 10,797   $   1.075462   $   2.467128   $     26,611
2002                                                                 13,182       0.839013       1.920815         25,311
2001                                                                 15,472       1.027168       2.346796         36,306
FIDELITY VIP GROWTH
2003                                                                 11,916       0.909447       2.358083         28,088
2002                                                                 13,842       0.696048       1.801113         24,858
2001                                                                 16,964       1.012582       2.614858         44,353
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (d)
2003                                                                    331       0.729208       0.729208            241
2002                                                                    478       0.571794       0.780814            274
2001                                                                    474       0.743936       1.016411            354
FIDELITY VIP HIGH INCOME
2003                                                                  8,258       1.275820       1.318242         10,886
2002                                                                  8,200       1.016085       1.051049          8,618
2001                                                                 10,899       0.998727       1.031003         11,237
FIDELITY VIP MID CAP SERVICE CLASS 2 (d)
2003                                                                  1,347       1.167914       1.167914          1,573
2002                                                                  1,173       0.856026       0.857189          1,005
2001                                                                    N/A            N/A            N/A            N/A
FIDELITY VIP OVERSEAS
2003                                                                  3,773       1.393915       1.393915          5,259
2002                                                                  4,904       0.789290       0.986544          4,838
2001                                                                  5,681       1.006699       1.255725          7,133
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (d)
2003                                                                  1,191       1.160541       1.160541          1,382
2002                                                                    407       0.747292       0.748313            305
2001                                                                    N/A            N/A            N/A            N/A

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                              INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                 RATIO             LOWEST
                                                                 -----             ------
FIDELITY VIP EQUITY-INCOME
2003                                                                   1.94%          1.45%
2002                                                                   1.81           1.45
2001                                                                   1.75           1.45
FIDELITY VIP GROWTH
2003                                                                   0.28           1.45
2002                                                                   0.27           1.45
2001                                                                   0.08           1.45
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (d)
2003                                                                   0.53           1.45
2002                                                                   0.78           1.45
2001                                                                   0.34           1.45
FIDELITY VIP HIGH INCOME
2003                                                                   8.75           1.45
2002                                                                  11.28           1.45
2001                                                                  12.85           1.45
FIDELITY VIP MID CAP SERVICE CLASS 2 (d)
2003                                                                   0.22           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
FIDELITY VIP OVERSEAS
2003                                                                   0.89           1.45
2002                                                                   0.84           1.45
2001                                                                   5.51           1.45
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (d)
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
FIDELITY VIP EQUITY-INCOME
2003                                                                   1.65%         28.18%         28.44%
2002                                                                   1.65         -18.32         -18.15
2001                                                                   1.65          -6.34           2.73
FIDELITY VIP GROWTH
2003                                                                   1.65          30.66          30.92
2002                                                                   1.65         -31.26         -31.12
2001                                                                   1.65         -18.85           1.27
FIDELITY VIP GROWTH OPPORTUNTIES SERVICE CLASS 2 (d)
2003                                                                   1.45            N/A          27.53
2002                                                                   1.65         -23.30         -23.14
2001                                                                   1.65         -15.88           1.64
FIDELITY VIP HIGH INCOME
2003                                                                   1.50          25.36          25.42
2002                                                                   1.65           1.74           1.94
2001                                                                   1.65         -13.01          -0.12
FIDELITY VIP MID CAP SERVICE CLASS 2 (d)
2003                                                                   1.45            N/A          36.25
2002                                                                   1.65         -14.40         -14.28(c)
2001                                                                    N/A            N/A            N/A
FIDELITY VIP OVERSEAS
2003                                                                   1.45            N/A          41.29
2002                                                                   1.65         -21.60         -21.44
2001                                                                   1.65         -22.31           0.68
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (d)
2003                                                                   1.45            N/A          55.09
2002                                                                   1.65         -25.27         -25.17(c)
2001                                                                    N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2
2003                                                                  1,370   $   1.073439   $   1.073439   $      1,471
2002                                                                  1,829       0.866559       0.978650          1,585
2001                                                                  1,195       0.947241       1.070320          1,133
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2003                                                                    169       1.024775       1.024775            173
2002                                                                     82       0.817997       0.819105             67
2001                                                                    N/A            N/A            N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2003                                                                  3,932       0.996335       0.677881          2,669
2002                                                                  3,956       0.501177       0.739336          1,986
2001                                                                  3,473       0.713107       1.052501          2,478
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2003                                                                  1,099       1.041449       1.041449          1,145
2002                                                                    873       0.843267       0.844410            738
2001                                                                    N/A            N/A            N/A            N/A
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2003                                                                    459       1.018567       1.022011            469
2002                                                                    259       0.783316       0.784387            203
2001                                                                    N/A            N/A            N/A            N/A
INVESCO VIF HEALTH SCIENCES
2003                                                                  3,555       0.914526       0.899228          3,198
2002                                                                  3,992       0.714069       0.726581          2,852
2001                                                                  4,431       0.959110       0.976417          4,250
JANUS ASPEN GROWTH SERVICE SHARES
2003                                                                  3,017       0.592244       0.592244          1,787
2002                                                                  3,443       0.457026       0.736603          1,575
2001                                                                  4,727       0.632870       1.020532          2,993

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                              INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                 RATIO             LOWEST
                                                                 -----             ------
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2
2003                                                                   3.10%          1.45%
2002                                                                   3.46           1.45
2001                                                                   0.86           1.45
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2003                                                                   0.62           1.45
2002                                                                   0.13           1.45
2001                                                                    N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2003                                                                    N/A           1.45
2002                                                                   0.26           1.45
2001                                                                   0.40           1.45
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2003                                                                   1.05           1.45
2002                                                                   0.35           1.45
2001                                                                    N/A            N/A
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2003                                                                   1.57           1.45
2002                                                                   0.51           1.45
2001                                                                    N/A            N/A
INVESCO VIF HEALTH SCIENCES
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                   0.41           1.45
JANUS ASPEN GROWTH SERVICE SHARES
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A           1.45

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
FT VIP FRANKLIN GROWTH AND INCOME SECURITIES CLASS 2
2003                                                                   1.45%           N/A%          23.87%
2002                                                                   1.65          -8.70          -8.52
2001                                                                   1.65         -20.56           7.03
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2003                                                                   1.45            N/A          25.11
2002                                                                   1.65         -18.20         -18.09(c)
2001                                                                    N/A            N/A            N/A
FT VIP FRANKLIN SMALL CAP CLASS 2
2003                                                                   1.65          34.98          35.26
2002                                                                   1.65         -29.86         -29.72
2001                                                                   1.65         -16.48           5.25
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2003                                                                   1.45            N/A          23.33
2002                                                                   1.65         -15.67         -15.56(c)
2001                                                                    N/A            N/A            N/A
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2003                                                                   1.65          30.03          30.29
2002                                                                   1.65         -21.67         -21.56(c)
2001                                                                    N/A            N/A            N/A
INVESCO VIF HEALTH SCIENCES
2003                                                                   1.50          25.87          25.93
2002                                                                   1.65         -25.70         -25.55
2001                                                                   1.65         -13.85          -2.36
JANUS ASPEN GROWTH SERVICE SHARES
2003                                                                   1.45            N/A          29.59
2002                                                                   1.65         -27.93         -27.79
2001                                                                   1.65         -25.99           2.05

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2003                                                                  3,632   $   0.955837   $   0.719447   $      2,621
2002                                                                  4,156       0.591050       0.788148          2,464
2001                                                                  4,793       0.766665       1.022831          3,675
MFS MID CAP GROWTH SERVICE CLASS
2003                                                                    196       0.955615       0.955615            188
2002                                                                     60       0.708820       0.709784             42
2001                                                                    N/A            N/A            N/A            N/A
MFS NEW DISCOVERY SERVICE CLASS
2003                                                                    281       0.982320       0.982320            276
2002                                                                    314       0.746000       0.747019            235
2001                                                                    N/A            N/A            N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2003                                                                  1,559       1.049042       1.049042          1,635
2002                                                                  1,217       0.916370       0.917608          1,117
2001                                                                    N/A            N/A            N/A            N/A
MFS UTILITIES SERVICE CLASS
2003                                                                     97       1.117827       1.117827            108
2002                                                                     42       0.835500       0.836633             35
2001                                                                    N/A            N/A            N/A            N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2003                                                                    238       1.010930       1.010930            240
2002                                                                    173       0.783845       0.784919            136
2001                                                                    N/A            N/A            N/A            N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2003                                                                  1,272       1.083506       1.083506          1,378
2002                                                                  1,240       0.768523       0.769571            954
2001                                                                    N/A            N/A            N/A            N/A

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                              INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                 RATIO             LOWEST
                                                                 -----             ------
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2003                                                                   0.49%          1.45%
2002                                                                   0.55           1.45
2001                                                                   0.92           1.45
MFS MID CAP GROWTH SERVICE CLASS
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
MFS NEW DISCOVERY SERVICE CLASS
2003                                                                    N/A           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2003                                                                   1.55           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
MFS UTILITIES SERVICE CLASS
2003                                                                   1.15           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2003                                                                   0.25           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2003                                                                   0.58           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2003                                                                   1.65%         21.48%         21.72%
2002                                                                   1.65         -23.06         -22.91
2001                                                                   1.65         -14.83           2.28
MFS MID CAP GROWTH SERVICE CLASS
2003                                                                   1.45            N/A          34.63
2002                                                                   1.65         -29.12         -29.02(c)
2001                                                                    N/A            N/A            N/A
MFS NEW DISCOVERY SERVICE CLASS
2003                                                                   1.45            N/A          31.50
2002                                                                   1.65         -25.40         -25.30(c)
2001                                                                    N/A            N/A            N/A
MFS TOTAL RETURN SERVICE CLASS
2003                                                                   1.45            N/A          14.32
2002                                                                   1.65          -8.36          -8.24(c)
2001                                                                    N/A            N/A            N/A
MFS UTILITIES SERVICE CLASS
2003                                                                   1.45            N/A          33.61
2002                                                                   1.65         -16.45         -16.34(c)
2001                                                                    N/A            N/A            N/A
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2003                                                                   1.45            N/A          28.79
2002                                                                   1.65         -21.62         -21.51(c)
2001                                                                    N/A            N/A            N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2003                                                                   1.45            N/A          40.79
2002                                                                   1.65         -23.15         -23.04(c)
2001                                                                    N/A            N/A            N/A

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

                                                                                   AT DECEMBER 31
                                                                                   --------------
                                                                                UNIT (4)       UNIT (4)
                                                                    UNITS        VALUE          VALUE        NET ASSETS
                                                                    (000S)       LOWEST        HIGHEST         (000S)
                                                                    ------       ------        -------         ------
OPPENHEIMER HIGH INCOME SERVICE SHARES
2003                                                                  1,582   $   1.150283   $   1.154175   $      1,826
2002                                                                    303       0.944768       0.946048            287
2001                                                                    N/A            N/A            N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2003                                                                    753       1.002561       1.002561            755
2002                                                                    366       0.803499       0.804587            295
2001                                                                    N/A            N/A            N/A            N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2003                                                                    302       1.101989       1.101989            332
2002                                                                     17       0.895550       0.896765             15
2001                                                                    N/A            N/A            N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2003                                                                  1,427       1.046504       1.046504          1,494
2002                                                                  1,178       0.672618       0.991097            794
2001                                                                  1,811       0.692374       1.020734          1,255
PIONEER REAL ESTATE SHARES VCT CLASS II
2003                                                                  1,715       1.425234       1.425234          2,444
2002                                                                  1,737       1.032496       1.075558          1,868
2001                                                                    972       1.026483       1.067123          1,038
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                  3,337       0.921010       0.443976          1,482
2002                                                                  3,324       0.307299       0.637791          1,027
2001                                                                  4,051       0.483605       1.004205          1,961
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                  1,770       1.167451       1.298549          2,299
2002                                                                  2,334       0.923469       1.028336          2,398
2001                                                                  2,965       1.026334       1.140554          3,381
T. ROWE PRICE INTERNATIONAL STOCK
2003                                                                  3,825       1.179075       1.179075          4,509
2002                                                                  5,304       0.828156       0.916630          4,862
2001                                                                  6,340       1.030585       1.138371          7,217

                                                              FOR THE YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                              INVESTMENT (1)     EXPENSE (2)
                                                                 INCOME            RATIO
                                                                 RATIO             LOWEST
                                                                 -----             ------
OPPENHEIMER HIGH INCOME SERVICE SHARES
2003                                                                   1.52%          1.45%
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2003                                                                   0.69           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2003                                                                   0.51           1.45
2002                                                                    N/A           1.45
2001                                                                    N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2003                                                                   0.33           1.45
2002                                                                   0.49           1.45
2001                                                                    N/A           1.45
PIONEER REAL ESTATE SHARES VCT CLASS II
2003                                                                   4.76           1.45
2002                                                                   4.60           1.45
2001                                                                   5.50           1.45
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                    N/A           1.45
2002                                                                   0.12           1.45
2001                                                                   0.18           1.45
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                   1.47           1.45
2002                                                                   0.87           1.45
2001                                                                   1.08           1.45
T. ROWE PRICE INTERNATIONAL STOCK
2003                                                                   1.14           1.45
2002                                                                   0.85           1.45
2001                                                                   1.88           1.45

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                                   EXPENSE (2)    TOTAL (3)(4)  TOTAL(3)(4)
                                                                     RATIO          RETURN        RETURN
                                                                    HIGHEST         LOWEST        HIGHEST
                                                                    -------         ------        -------
OPPENHEIMER HIGH INCOME SERVICE SHARES
2003                                                                      1.65%      21.75%         22.00%
2002                                                                      1.65       -5.52          -5.40(c)
2001                                                                       N/A         N/A            N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (d)
2003                                                                      1.45         N/A          24.61
2002                                                                      1.65      -19.65         -19.54(c)
2001                                                                       N/A         N/A            N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2003                                                                      1.45         N/A          22.88
2002                                                                      1.65      -10.45         -10.32(c)
2001                                                                       N/A         N/A            N/A
PIONEER EMERGING MARKETS VCT CLASS II
2003                                                                      1.45         N/A          55.59
2002                                                                      1.65       -3.05          -2.85
2001                                                                      1.65       -8.71           2.07
PIONEER REAL ESTATE SHARES VCT CLASS II
2003                                                                      1.45         N/A          32.51
2002                                                                      1.65        0.59           0.79
2001                                                                      1.65        2.65           5.96
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                      1.50       44.41          44.48
2002                                                                      1.65      -36.58         -36.46
2001                                                                      1.65      -33.37           0.42
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                      1.50       26.21          26.28
2002                                                                      1.65      -10.02          -9.84
2001                                                                      1.65       -6.24           2.65
T. ROWE PRICE INTERNATIONAL STOCK
2003                                                                      1.45         N/A          28.63
2002                                                                      1.65      -19.64         -19.48
2001                                                                      1.65      -23.34           3.07

SEPARATE ACCOUNT VA-K

NOTE 6- FINANCIAL HIGHLIGHTS (Continued)

(a) Start date of 12/3/2001.
(b) Start date of 5/1/2001.
(c) Start date of 5/1/2002.
(d) Name changed. See Note 1.
(e) Fund merger. See Note 1.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(4) BEGINNING IN 2003, THE HIGHEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE LOWEST EXPENSE RATIO. THE LOWEST UNIT VALUE AND TOTAL RETURN CORRESPOND WITH THE PRODUCT WITH THE HIGHEST EXPENSE RATIO.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate
Accounts : An Amendment to the Audit and Accounting Guide Audits of Investment Companies" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

                           PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

   (a)   FINANCIAL STATEMENTS

         Financial Statements Included in Part A
         None

         Financial Statements Included in Part B
         Financial Statements for First Allmerica Financial Life Insurance Company and
         Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company were previously filed in Registrant's Post-Effective Amendment No. 11 on April 28, 2000, and are incorporated by reference herein.

         Financial Statements Included in Part C
         None

   (b)   EXHIBITS

         EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

         EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

         EXHIBIT 3    (a) Underwriting and Administrative Services Agreement was
                          previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (b) Sales Agreements were previously filed on April 24,
                          1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on
                          April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (d) Career Agent Agreement with Commission Schedule was
                          previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously
                          filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

         EXHIBIT 4 Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

         EXHIBIT 5 Application Form was previously filed on April 24, 1998 in Post-Effective

                          Amendment No. 9, and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

         EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 1, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. The Depositor's Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 5, and are incorporated by reference herein.

         EXHIBIT 7    (a) Variable Annuity GMDB Reinsurance Agreement between
                          First Allmerica Financial Life Insurance Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

                      (b) Variable Annuity GMDB Reinsurance Agreement between
                          First Allmerica Financial Life Insurance Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

                      (c) Variable Annuity GMDB Reinsurance Agreement between
                          First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

                      (d) Variable Annuity GMDB Reinsurance Agreement between
                          First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on April 29, 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

         EXHIBIT 8    (a) Fidelity Services Agreement was previously filed on
                          April 30, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement,
                          effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective January 1, 1997,
                          was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                      (d) T. Rowe Price Service Agreement was previously filed
                          on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (e) Service Agreement dated March 1, 2001 between Boston
                          Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective

                          Amendment No. 17 of Registration Statement
                          No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 11 (File
                          Nos. 33-71058/811-8116), and are incorporated by reference herein.

                      (f) Directors' Power of Attorney is filed herewith.

         EXHIBIT 9        Opinion of Counsel is filed herewith.

         EXHIBIT 10       Consent of Independent Accountants is filed herewith.

         EXHIBIT 11       None.

         EXHIBIT 12       None.

         EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 18, 1994 in a post-effective amendment, and is incorporated by reference herein.

         EXHIBIT 14       Not Applicable.

         EXHIBIT 15   (a) Form of Amendment dated May 1, 2003 to the Allmerica
                          Investment Trust Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated October 30, 2000 to the Participation Agreement between the Company and Allmerica Investment Trust was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No. 11, and is incorporated by reference herein.

                      (b) Amendment dated May 1, 2001 to the Variable Insurance
                          Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No. 11, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (c) Amendment dated October 1, 2001 to the Variable
                          Insurance Products Fund II

                          Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated October 4, 1999 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No. 11, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (d) Amendment dated May 1, 2001 to the Delaware Group
                          Premium Fund Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Delaware Group Premium Fund Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114, and is incorporated by reference herein. Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (e) Amendment to Schedule A dated October 1, 2000 of the
                          Participation Agreement with T. Rowe Price
                          International Series, Inc. was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                      (f) Amendment dated January 1, 2003 to the AIM
                          Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment was previously on in April 28, 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is
                          incorporated by reference herein.

                      (g) Amendment dated May 1, 2002 to the Amended and
                          Restated Participation Agreement with Alliance was previously filed in April 29, 2003 on Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                      (h) Amendment dated May 1, 2002 to the Franklin Templeton
                          Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                      (i) Amendment dated August 20, 2002 to the Participation
                          Agreement with INVESCO was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated December 15, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                      (j) Amendment dated February 25, 2000 to the Participation
                          Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                      (k) Amendment to the Participation Agreement dated May 1,
                          2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to the Participation Agreement dated May 1, 2002 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed on April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

                      (l) Amendment dated May 1, 2001 to the Pioneer
                          Participation Amendment was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

                      (m) Eaton Vance Participation Agreement was previously
                          filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Eaton Vance Participation Agreement was previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.

                      (n) Amendment dated October 1, 2001 to the Variable
                          Insurance Products Fund III was previously filed on April 29, 2003 on Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment and Participation Agreement with Variable Insurance Products Fund III were previously filed on April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein.

                      (o) Amendment dated May 1, 2002 to the Participation
                          Agreement with MFS Variable Insurance Trust was previously filed on April 29, 2003 in Post-Effective

                          Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (p) Amendment dated May 1, 2002 to the Participation
                          Agreement with Oppenheimer Variable Account Funds was previously filed on April 29, 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

   The principal business address of all the following Directors and Officers is:
   440 Lincoln Street
   Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Director of Allmerica Financial and First Allmerica (since 2004);
   Director, Vice President and             Vice President of Allmerica Financial (since 1998); Vice President of
   Corporate Controller                     First Allmerica (since 1996); and Corporate Controller of
                                            Allmerica Financial and First Allmerica (since 1998)

Michael K. Britt                            Director of Allmerica Financial and First Allmerica (since 2004);
   Director                                 President of Citizens Insurance Company of America (since 2000);
                                            and Vice President of The Hanover Insurance Company, The Hanover
                                            American Insurance Company and Massachusetts Bay Insurance
                                            Company (1997-2000)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
   Vice President, Corporate Group          First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
   Counsel and Secretary                    President (1999-2003); and Counsel of First Allmerica (2000-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003); Executive
   Chairman of the Board                    Vice President of  Property and Casualty Field and Service Operations
                                            for The Hartford (2001-2003); Senior Vice President of Strategic
                                            Marketing for ChannelPoint, Inc. (2000-2001); and Partner at McKinsey
                                            & Company (1985-2000)

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
David J. Firstenberg                        Director of Allmerica Financial and First Allmerica (since 2004);
   Director and Vice President              Vice President of First Allmerica (since 2002); Vice President of
                                            Property and Casualty Commercial Lines of The Hanover Insurance
                                            Company (since 2002); and Senior Vice President at CGU/One
                                            Beacon Insurance Company (1997-2001)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
   Director, Senior Vice President          Vice President of Allmerica Financial and First Allmerica (since 2003);
   and General Counsel                      General Counsel (since 2000); Vice President (2000-2003) of First
                                            Allmerica; Vice President (1999) of Promos Hotel Corporation;
                                            Vice President and Deputy General Counsel (1998-1999) of Legg
                                            Mason, Inc.; Vice President and Deputy General Counsel (1995-1998)
                                            of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
   Director, Vice President and             Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
   Chief Investment Officer                 and President (since 1995) of Opus Investment Management, Inc.

Richard W. Lavey                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
   Director                                 President of Property and Casualty Strategic Marketing of The
                                            Hanover Insurance Company and Citizens Insurance Company of
                                            America (since 2004); Vice President of Strategic Marketing for the
                                            Small Commercial Division of The Hartford Insurance Company
                                            (2001-2003); Director of Business Development for Bowstreet, Inc.
                                            (2000-2001); Director of Industry Services for ChannelPoint, Inc.
                                            (1999-2000); and Senior Associate at America Practice Management
                                            in New York (1995-1999)

Mark C. McGivney                            Director of Allmerica Financial and First Allmerica (since 2004), Vice
   Director, Vice President and             President of Allmerica Financial (since 2002); Vice President of First
   Treasurer                                Allmerica (since 1997); and Treasurer of Allmerica Financial and First
                                            Allmerica (since 2000); Associate, Investment Banking (1996-1997)
                                            of Merrill Lynch & Co.

Edward J. Parry, III                        Executive Vice President and Chief Financial Officer of AFC
   Director, Senior Vice President          (since 2003) Director of Allmerica Financial and First Allmerica
   and Chief Financial Officer              (since 1996); Senior Vice President of Allmerica Financial and
                                            First Allmerica (since 2003); Chief Financial Officer (since 1996);
                                            Vice President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004);
   Director, President and                  Vice President of Allmerica Financial and First Allmerica (2001-2004);
   Chief Executive Officer                  Vice President of First Allmerica (1997-2004); and Vice President
                                            of Allmerica Financial (1999-2004)

Joseph W. Rovito                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
   Director                                 President of The Hanover Insurance Company and Citizens
                                            Insurance Company of America (since 1998); with The Hanover
                                            Insurance Company (since 1985)

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Mhayse G. Samalya                           Director of Allmerica Financial and First Allmerica (since 2004);
   Director                                 President of The Hanover Insurance Company (since 2002); Vice
                                            President of the Hanover Insurance Company (1999-2002); and
                                            President of Travelers Secure (1998-1999)

Gregory D. Tranter                          Vice President and Chief Information Officer of AFC (since 2000);
   Director, Vice President and             Director and Vice President of Allmerica Financial and First Allmerica
   Chief Information Officer                (since 2000); Vice President of Travelers Property &  Casualty
                                            (1996-1998); Director of Geico Team (1983-1996) of Aetna Life &
                                            Casualty

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT


                                                   Allmerica Financial Corporation

                                                              Delaware

       |                 |                  |                  |                 |                |                  |

________________________________________________________________________________________________________________________________

      100%             100%                100%               100%              100%             100%               100%

     Opus           Financial           Allmerica           Allmerica       AFC  Capital       VeraVest,            First

  Investment        Profiles,            Funding            Financial         Trust I            Inc.             Sterling

  Management,          Inc.                Corp.              Life                                                 Limited

     Inc.                                                   Insurance

                                                           and Annuity

                                                             Company

 Massachusetts      California        Massachusetts       Massachusetts       Delaware       Massachusetts         Bermuda

  |                                                       |                                                           |

  |                                                       |                                                         100%

  |                                                       |                                                    First Sterling

  |                                                       |                                                      Reinsurance

  |                                                       |                                                        Company

  |                                                       |                                                        Limited

  |                                                       |                                                        Bermuda

  | ________________________________________________________________________________________________________________________________

  |       |            |            |              |           |             |            |          |           |           |

  |      100%         100%         100%           100%        100%          100%         100%       100%        100%        100%

  |   VeraVest     VeraVest     Allmerica      Allmerica    Allmerica      First      Allmerica  Allmerica    Allmerica   Allmerica

  | Investments,  Investment    Financial      Financial   Investments   Allmerica   Investments Investment  Investment  Investments

  |     Inc.       Advisors,    Investment     Services     Insurance    Financial    Insurance   Insurance   Insurance   Insurance

  |                   Inc.      Management     Insurance     Agency        Life        Agency    Agency Inc. Agency Inc.    Agency

  |                              Services,      Agency,     Inc. of      Insurance   of Florida, of Georgia  of Kentucky   Inc. of

  |                                Inc.           Inc.      Alabama       Company        Inc.                            Mississippi

  |

  | Massachusetts Massachusetts Massachusetts Massachusetts  Alabama    Massachusetts    Florida    Georgia    Kentucky  Mississippi

  |                                                                           |
__________________________________________________________________________   _________

      |               |               |              |             |            |

     100%            100%            100%           100%          100%         100%

  Allmerica     Allmerica Asset   The Hanover     Allmerica     Citizens     Allmerica

Benefits, Inc.    Management,      Insurance      Financial     Insurance      Trust

                   Limited          Company       Insurance      Company     Company,

                                                Brokers, Inc.  of Illinois     N.A.

                                                                             Federally

   Florida         Bermuda       New Hampshire  Massachusetts   Illinois     Chartered

                                      |
_________________________________________________________________________________________________________________________

      |            |             |              |               |              |             |             |

     100%         100%          100%           100%            100%           100%          100%          100%

  Allmerica    Allmerica    The Hanover      Hanover      Massachusetts    Allmerica     AMGRO, Inc.   The Hanover

  Financial      Plus         American        Texas       Bay Insurance    Financial                   New Jersey

   Benefit     Insurance     Insurance      Insurance        Company       Alliance                    Insurance

  Insurance     Agency,       Company       Management                     Insurance                   Company

   Company        Inc.                     Company, Inc.                    Company

  Michigan   Massachusetts  New Hampshire    Texas       New Hampshire   New Hampshire  Massachusetts New Hampshire

                                                              |                              |

                                          ____________________________________________  _____________________________

                                               |              |                |             |                |

                                              100%           100%             100%          100%             100%

                                            Citizens       Citizens         Citizens    Lloyds Credit       AMGRO

                                            Insurance      Insurance        Insurance    Corporation      Receivables

                                             Company        Company          Company                      Corporation

                                             of Ohio       of America        of the

                                                                             Midwest


                                              Ohio          Michigan         Indiana    Massachusetts      Delaware

                                                               |
                                                         _______________

                                                               |

                                                              100%

                                                            Citizens

                                                           Management

                                                              Inc.


                                                            Delaware

                  ...............

                  Hanover Lloyd's

                    Insurance

                     Company



                      Texas





--------  Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          ---------------   ----------------

             Allmerica         Allmerica

          Investment Trust     Securities

                                 Trust



           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                    _________________

                      AAM High Yield

                       Fund, L.L.C.


                      Massachusetts


________  Established for the benefit of First Allmerica, Allmerica Financial Life,

          Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                      NAME                                   ADDRESS                         TYPE OF BUSINESS
                      ----                                   -------                         ----------------
AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653

AMGRO Receivables Corporation                     440 Lincoln Street              Receivables Purchase Corporation
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH  43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 27.   NUMBER OF CONTRACT OWNERS

   As of February 29, 2004, there were 4,956 Contract holders of qualified Contracts and 1,776 Contract holders of non-qualified Contracts.

ITEM 28.   INDEMNIFICATION

   To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

   1. for and breach of the director's duty of loyalty to the Company or its policyholders;

   2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

   3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B Section 62;

   4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.   PRINCIPAL UNDERWRITERS

   (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

       - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

       - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

       -   Allmerica Investment Trust

   (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

   NAME                         POSITION OR OFFICE WITH UNDERWRITER
   ----                         -----------------------------------
   Michael J. Brodeur           Director, President and Chief Compliance Officer

   Charles F. Cronin            Secretary/Clerk

   J. Kendall Huber             Director

   Mark C. McGivney             Treasurer

   K. David Nunley              Vice President

   Michael A. Reardon           Director

   (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2003. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

   Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.   MANAGEMENT SERVICES

   The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.   UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) The Registrant hereby undertakes to include in the prospectus a toll-free telephone number that a contract owner can call to request a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

   (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

   Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

   1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

   2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

   3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

   4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by
       Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

   Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2004.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                         By: /s/ Charles F. Cronin
                             ----------------------------
                             Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                            DATE
----------                               -----                                                            ----
Frederick H. Eppinger Jr.*               Chairman of the Board                                            April 1, 2004
---------------------------

/s/ Warren E. Barnes                     Director, Vice President and Corporate Controller
---------------------------
Warren E. Barnes

Michael K. Britt*                        Director
---------------------------

David J. Firstenberg*                    Director and Vice President
---------------------------

J. Kendall Huber*                        Director, Senior Vice President and General Counsel
---------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
---------------------------

Richard W. Lavey*                        Director
---------------------------

Mark C. McGivney*                        Director, Vice President and Treasurer
---------------------------

Edward J. Parry, III*                    Director, Senior Vice President and Chief Financial Officer
---------------------------

Michael A. Reardon*                      Director, President and Chief Executive Officer
---------------------------

Joseph V. Rovito*                        Director
---------------------------

Mhayse G. Samalya*                       Director
---------------------------

Gregory D. Tranter*                      Director, Vice President and Chief Information Officer
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 30, 2004 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71052)

                                 EXHIBIT TABLE

Exhibit 8(f)      Directors' Powers of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants